                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5696

                         RIVERSOURCE GLOBAL SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
ABSOLUTE RETURN CURRENCY AND INCOME FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH POSITIVE ABSOLUTE RETURN.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   17

Notes to Financial Statements......   24

Approval of Investment Management
  Services Agreement...............   37

Proxy Voting.......................   40




--------------------------------------------------------------------------------
2  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Absolute Return Currency and Income Fund (the Fund) Class A shares gained 1.01% (excluding sales charge) for the six months ended April 30, 2010.

> The Fund outperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill
  Index, which rose 0.04% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                SINCE
                                                              INCEPTION
                                  6 MONTHS*  1 YEAR  3 YEARS   6/15/06
-----------------------------------------------------------------------
RiverSource Absolute Return
  Currency and Income Fund Class
  A (excluding sales charge)        +1.01%   +2.45%   +1.47%    +3.26%
-----------------------------------------------------------------------
Citigroup 3-month U.S. Treasury
  Bill Index(1) (unmanaged)         +0.04%   +0.12%   +1.66%    +2.47%
-----------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, represents the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                SINCE
Without sales charge              6 MONTHS*  1 YEAR  3 YEARS  INCEPTION
Class A (inception 6/15/06)         +1.01%   +2.45%   +1.47%    +3.26%
-----------------------------------------------------------------------
Class B (inception 6/15/06)         +0.61%   +1.74%   +0.80%    +2.56%
-----------------------------------------------------------------------
Class C (inception 6/15/06)         +0.61%   +1.75%   +0.81%    +2.57%
-----------------------------------------------------------------------
Class I (inception 6/15/06)         +1.20%   +2.85%   +1.90%    +3.68%
-----------------------------------------------------------------------
Class R4 (inception 6/15/06)        +1.11%   +2.55%   +1.75%    +3.48%
-----------------------------------------------------------------------
Class R5 (inception 10/18/07)       +1.20%   +2.96%     N/A     +0.75%
-----------------------------------------------------------------------
Class W (inception 12/1/06)         +1.01%   +2.45%   +1.44%    +2.73%
-----------------------------------------------------------------------

With sales charge
Class A (inception 6/15/06)         -2.02%   -0.62%   +0.44%    +2.45%
-----------------------------------------------------------------------
Class B (inception 6/15/06)         -4.39%   -3.26%   -0.15%    +1.84%
-----------------------------------------------------------------------
Class C (inception 6/15/06)         -0.39%   +0.75%   +0.81%    +2.57%
-----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4, Class R5 and Class W shares. Class I, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

RiverSource Absolute Return Currency and Income Fund is designed for investors with an above average risk tolerance. Risks associated with the fund include, but are not limited to, derivatives risk, counterparty risk, interest rate risk, credit risk, and tax risk. Derivative instruments are financial instruments that have a value dependent on the value of something else, such as one or more underlying securities. Gains or losses may be substantial, because a relatively small price movement in an underlying security may result in a substantial gain or loss for the Fund. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. The issuer of a security could default or otherwise become unable or unwilling to honor a financial obligation, and the Fund may be unable to recover its investment or may only obtain a limited or delayed recovery. Gains from some of the Fund's foreign currency-denominated positions may not meet Treasury Department regulations for "qualifying income," in which case, the Fund might not qualify as a regulated investment company for one or more years, requiring the Fund's Board of Directors to authorize a significant change in investment strategy or Fund liquidation. A significant portion of the Fund is invested in forward currency contracts, which are subject to a number of risks. Losses may be substantial if prices do not move in the direction anticipated. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
4  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Asset-Backed                                3.2%
------------------------------------------------
Commercial Mortgage-Backed                  1.5%
------------------------------------------------
FDIC-Insured Debt(2)                        1.9%
------------------------------------------------
Financials                                  1.0%
------------------------------------------------
Foreign Government                          1.0%
------------------------------------------------
Health Care                                 0.7%
------------------------------------------------
Industrials                                 2.2%
------------------------------------------------
Residential Mortgage-Backed                 0.1%
------------------------------------------------
Other(3)                                   88.4%
------------------------------------------------


(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).

(3) Cash & Cash Equivalents.

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at April 30, 2010)
---------------------------------------------------------------------

AAA rating                                  8.6%
------------------------------------------------
AA rating                                    --%
------------------------------------------------
A rating                                    3.0%
------------------------------------------------
Non-investment grade                         --%
------------------------------------------------
A1/P1/F1 short-term securities             88.4%
------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities.

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC*, (the Investment Manager), rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.1% of the bond portfolio assets were determined through internal analysis. For short-term securities, A1/P1/F1 represent the rating designation with the highest quality within the Standard and Poor's, Moody's, and Fitch short-term credit ratings scales, respectively.

* Effective May 1, 2010, RiverSource Investments, LLC is know as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                       REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,010.10        $ 7.27         1.45%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.70        $ 7.29         1.45%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,006.10        $11.05         2.21%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.91        $11.10         2.21%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,006.10        $11.05         2.21%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.91        $11.10         2.21%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,012.00        $ 5.27         1.05%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.70        $ 5.29         1.05%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,011.10        $ 6.77         1.35%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.20        $ 6.79         1.35%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,012.00        $ 5.42         1.08%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.55        $ 5.44         1.08%
-------------------------------------------------------------------------------------------

Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,010.10        $ 7.52         1.50%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.45        $ 7.54         1.50%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +1.01% for Class A, +0.61% for Class B, +0.61% for Class C, +1.20% for Class I, +1.11% for Class R4, +1.20% for Class R5 and +1.01% for Class W.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                       REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (9.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SUPRANATIONAL (1.0%)(C)
Inter-American Development Bank
 Sr Unsecured
 03-16-11                            0.46%           $2,000,000(g)         $2,004,108
-------------------------------------------------------------------------------------

ASSET-BACKED (3.2%)
Countrywide Home Equity Loan Trust
 Series 2005-H Cl 2A (FGIC)
 12-15-35                            0.49               137,651(e,g)           52,222
Northstar Education Finance
 Series 2007-1 Cl A2
 01-29-46                            0.34               750,000(g)            749,700
SLM Student Loan Trust
 Series 2005-5 Cl A2
 10-25-21                            0.40               837,468(g)            834,344
SLM Student Loan Trust
 Series 2005-8 Cl A2
 07-25-22                            0.41             1,132,137(g)          1,130,502
SLM Student Loan Trust
 Series 2005-B Cl A1
 12-16-19                            0.30                12,078(g)             12,047
SLM Student Loan Trust
 Series 2006-A Cl A1
 03-16-20                            0.28               125,898(g)            125,433
SLM Student Loan Trust
 Series 2006-A Cl A2
 12-15-20                            0.34             2,000,000(g)          1,955,818
SLM Student Loan Trust
 Series 2006-C Cl A2
 09-15-20                            0.31               822,607(g)            805,066
SLM Student Loan Trust
 Series 2007-2 Cl A2
 07-25-17                            0.32               982,438(g)            973,901
                                                                      ---------------
Total                                                                       6,639,033
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.5%)(f)
GS Mtge Securities II
 Series 2007-EOP Cl A2
 03-06-20                            0.38             1,200,000(d,g)        1,146,097
GS Mtge Securities II
 Series 2007-EOP Cl A3
 03-06-20                            0.43             1,770,000(d,g)        1,674,013
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A1
 01-15-39                            5.38               166,041               166,774
                                                                      ---------------
Total                                                                       2,986,884
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (0.1%)(f)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                            0.35                24,593(g)             24,299
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR2 Cl 2AB1
 11-19-37                            0.35               102,773(g)            100,794
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                            0.35               124,918(g)            124,567
                                                                      ---------------
Total                                                                         249,660
-------------------------------------------------------------------------------------

BANKING (1.0%)
Royal Bank of Scotland
 Govt Guaranteed
 05-11-12                            0.95             2,000,000(c,d,g)      2,020,086
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 10-22-09                            0.00               640,000(b,g,h)        138,400
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (2.2%)
John Deere Capital
 Sr Unsecured
 01-18-11                            1.00             4,500,000(g)          4,510,852
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

HEALTH CARE INSURANCE (0.7%)
UnitedHealth Group
 Sr Unsecured
 06-21-10                            0.45%           $1,500,000(g)         $1,500,211
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $20,702,255)                                                       $20,049,234
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (2.0%)(i)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. AGENCIES
Bank of America
 FDIC Govt Guaranty
 06-22-12                            0.47%           $2,000,000(g)         $2,008,344
General Electric Capital
 FDIC Govt Guaranty
 03-11-11                            0.34             2,000,000(g)          2,002,380
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $4,000,000)                                                         $4,010,724
-------------------------------------------------------------------------------------





MONEY MARKET FUND (88.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%             182,502,842(j)       $182,502,842
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $182,502,842)                                                     $182,502,842
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $207,205,097)(k)                                                  $206,562,800
=====================================================================================



INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                            CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE              BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------
May 26, 2010                      12,920,000          19,977,679      $211,084             $--
                               British Pound         U.S. Dollar
----------------------------------------------------------------------------------------------
May 26, 2010                      37,495,000          49,960,213        37,335              --
                      European Monetary Unit         U.S. Dollar
----------------------------------------------------------------------------------------------
May 26, 2010                      32,260,000          29,974,727            --         (11,850)
                                 Swiss Franc         U.S. Dollar
----------------------------------------------------------------------------------------------
May 26, 2010                      29,834,949          32,269,000            --         (55,958)
                                 U.S. Dollar   Australian Dollar
----------------------------------------------------------------------------------------------
May 26, 2010                      19,967,620          19,980,000            --        (295,918)
                                 U.S. Dollar     Canadian Dollar
----------------------------------------------------------------------------------------------
May 26, 2010                      49,937,678         294,073,000            --        (135,901)
                                 U.S. Dollar     Norwegian Krone
----------------------------------------------------------------------------------------------
Total                                                                 $248,419       $(499,627)
----------------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                       REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 1.96% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $4,840,196 or 2.35% of net assets.

(e) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     FGIC  -- Financial Guaranty Insurance Company


(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2010.

(h)  This position is in bankruptcy.

(i) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(j) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(k) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $207,205,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $68,000
     Unrealized depreciation                           (710,000)
     ----------------------------------------------------------
     Net unrealized depreciation                      $(642,000)
     ----------------------------------------------------------





--------------------------------------------------------------------------------
10  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               FAIR VALUE AT APRIL 30, 2010
                             ---------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
--------------------------------------------------------------------------------------------
Bonds
  Foreign Government
    Obligations &
    Agencies                            $--       $2,004,108         $--          $2,004,108
  Asset-Backed Securities                --        6,639,033          --           6,639,033
  Commercial Mortgage-
    Backed Securities                    --        2,986,884          --           2,986,884
  Residential Mortgage-
    Backed Securities                    --          249,660          --             249,660
  Corporate Debt
    Securities                           --        8,169,549          --           8,169,549
--------------------------------------------------------------------------------------------
Total Bonds                              --       20,049,234          --          20,049,234
--------------------------------------------------------------------------------------------
Other
  FDIC-Insured Debt
    Securities                           --        4,010,724          --           4,010,724
  Affiliated Money Market
    Fund                        182,502,842               --          --         182,502,842
--------------------------------------------------------------------------------------------
Total Other                     182,502,842        4,010,724          --         186,513,566
--------------------------------------------------------------------------------------------
Investments in Securities       182,502,842       24,059,958          --         206,562,800
Other Financial
  Instruments(b)                         --         (251,208)         --            (251,208)
--------------------------------------------------------------------------------------------
Total                          $182,502,842      $23,808,750         $--        $206,311,592
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
12  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $24,702,255)                        24,059,958
  Affiliated money market fund (identified cost $182,502,842)              182,502,842
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $207,205,097)             206,562,800
Capital shares receivable                                                      195,766
Dividends and accrued interest receivable                                       42,449
Unrealized appreciation on forward foreign currency contracts                  248,419
--------------------------------------------------------------------------------------
Total assets                                                               207,049,434
--------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                                  1,369
Capital shares payable                                                       1,024,594
Unrealized depreciation on forward foreign currency contracts                  499,627
Accrued investment management services fees                                      5,040
Accrued distribution fees                                                        1,298
Accrued transfer agency fees                                                       827
Accrued administrative services fees                                               453
Other accrued expenses                                                          56,030
--------------------------------------------------------------------------------------
Total liabilities                                                            1,589,238
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $205,460,196
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    204,702
Additional paid-in capital                                                 209,839,997
Accumulated net investment loss                                             (1,293,811)
Accumulated net realized gain (loss)                                        (2,397,187)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies          (893,505)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $205,460,196
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $79,924,704            7,966,483                      $10.03(1)
Class B          $ 1,404,835              141,720                      $ 9.91
Class C          $ 5,741,761              579,892                      $ 9.90
Class I          $38,668,618            3,828,119                      $10.10
Class R4         $    10,052                1,000                      $10.05
Class R5         $     9,510                  942                      $10.10
Class W          $79,700,716            7,952,005                      $10.02
-----------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $10.34. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                               101,604
Income distributions from affiliated money market fund                 175,892
------------------------------------------------------------------------------
Total income                                                           277,496
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    968,440
Distribution fees
  Class A                                                              117,948
  Class B                                                                7,903
  Class C                                                               33,829
  Class W                                                              103,259
Transfer agency fees
  Class A                                                               73,785
  Class B                                                                1,304
  Class C                                                                5,410
  Class R4                                                                   2
  Class R5                                                                   2
  Class W                                                               82,607
Administrative services fees                                            87,051
Plan administration services fees -- Class R4                               13
Compensation of board members                                            3,705
Custodian fees                                                           2,576
Printing and postage                                                    27,760
Registration fees                                                       25,670
Professional fees                                                       14,079
Other                                                                    8,167
------------------------------------------------------------------------------
Total expenses                                                       1,563,510
------------------------------------------------------------------------------
Investment income (loss) -- net                                     (1,286,014)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                                  3,888
  Foreign currency transactions                                      5,174,724
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              5,178,612
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (1,602,222)
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                3,576,390
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 2,290,376
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $ (1,286,014) $  (3,979,874)
Net realized gain (loss) on investments                                   5,178,612    (11,823,260)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     (1,602,222)     9,397,281
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           2,290,376     (6,405,853)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --         (3,686)
    Class I                                                                      --        (38,612)
    Class R4                                                                     --             (1)
    Class R5                                                                     --             (2)
  Net realized gain
    Class A                                                                      --     (1,035,644)
    Class B                                                                      --        (22,568)
    Class C                                                                      --        (55,949)
    Class I                                                                      --     (1,077,400)
    Class R4                                                                     --           (115)
    Class R5                                                                     --            (51)
    Class W                                                                      --     (1,582,466)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --     (3,816,494)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  8,753,390  $  77,249,711
  Class B shares                                                            247,441      1,997,878
  Class C shares                                                            554,465      4,071,796
  Class I shares                                                         11,381,416     22,509,441
  Class R4 shares                                                                --         11,804
  Class W shares                                                          9,369,318     37,138,223
Reinvestment of distributions at net asset value
  Class A shares                                                                 --      1,016,629
  Class B shares                                                                 --         22,416
  Class C shares                                                                 --         48,467
  Class I shares                                                                 --      1,115,956
  Class R4 shares                                                                --             61
  Class W shares                                                                 --      1,582,439
Conversions from Class B to Class A
  Class A shares                                                                 --        613,986
  Class B shares                                                                 --       (613,986)
Payments for redemptions
  Class A shares                                                        (43,997,195)  (138,504,444)
  Class B shares                                                           (879,058)    (2,582,407)
  Class C shares                                                         (2,465,502)    (5,828,137)
  Class I shares                                                         (2,089,888)  (192,632,580)
  Class R4 shares                                                                --        (22,927)
  Class W shares                                                        (17,522,361)  (251,615,251)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (36,647,974)  (444,420,925)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (34,357,598)  (454,643,272)
Net assets at beginning of period                                       239,817,794    694,461,066
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $205,460,196  $ 239,817,794
--------------------------------------------------------------------------------------------------
Accumulated net investment loss/excess of distributions over net
  investment income                                                    $ (1,293,811) $      (7,797)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                     YEAR ENDED OCT. 31,
CLASS A                                            SIX MONTHS ENDED      ------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.93           $9.97      $10.58      $10.09        $9.98
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.06)           (.08)        .15         .41          .12
Net gains (losses) (both realized and
 unrealized)                                               .16             .09        (.22)        .57          .11
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .10             .01        (.07)        .98          .23
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --            (.00)(b)    (.18)       (.39)        (.12)
Distributions from realized gains                           --            (.05)       (.36)       (.10)          --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.05)       (.54)       (.49)        (.12)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.03           $9.93       $9.97      $10.58       $10.09
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.01%            .15%       (.57%)      9.96%(c)     2.37%
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.45%(e)        1.38%       1.39%       1.36%        1.59%(e)
-------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.45%(e)        1.38%       1.39%       1.36%        1.37%(e)
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.19%)(e)       (.83%)      1.50%       3.98%        3.89%(e)
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $80            $114        $176          $9          $10
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    --%             16%         39%         36%          12%
-------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                     YEAR ENDED OCT. 31,
CLASS B                                            SIX MONTHS ENDED      -------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009        2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.85            $9.96      $10.58      $10.09        $9.97
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.10)            (.16)        .04         .34          .09
Net gains (losses) (both realized and
 unrealized)                                               .16              .10        (.18)        .59          .12
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .06             (.06)       (.14)        .93          .21
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --        (.12)       (.34)        (.09)
Distributions from realized gains                           --             (.05)       (.36)       (.10)          --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.05)       (.48)       (.44)        (.09)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.91            $9.85       $9.96      $10.58       $10.09
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .61%            (.56%)     (1.35%)      9.38%(c)     2.16%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    2.21%(e)         2.14%       2.16%       2.10%        2.38%(e)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 2.21%(e)         2.14%       2.16%       2.10%        2.16%(e)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.97%)(e)       (1.59%)       .38%       3.26%        3.11%(e)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $2          $3         $--          $--
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    --%              16%         39%         36%          12%
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
18  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                                                                     YEAR ENDED OCT. 31,
CLASS C                                            SIX MONTHS ENDED      -------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009        2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.84            $9.95      $10.57      $10.09        $9.97
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.10)            (.16)        .06         .34          .09
Net gains (losses) (both realized and
 unrealized)                                               .16              .10        (.20)        .58          .12
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .06             (.06)       (.14)        .92          .21
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --        (.12)       (.34)        (.09)
Distributions from realized gains                           --             (.05)       (.36)       (.10)          --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.05)       (.48)       (.44)        (.09)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.90            $9.84       $9.95      $10.57       $10.09
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .61%            (.56%)     (1.31%)      9.37%(c)     2.16%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    2.21%(e)         2.14%       2.15%       2.12%        2.38%(e)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 2.21%(e)         2.14%       2.15%       2.12%        2.16%(e)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.95%)(e)       (1.60%)       .66%       3.42%        3.11%(e)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6               $8          $9         $--          $--
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    --%              16%         39%         36%          12%
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                     YEAR ENDED OCT. 31,
CLASS I                                            SIX MONTHS ENDED      ------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.98           $9.98      $10.59      $10.10        $9.98
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)           (.04)        .21         .44          .13
Net gains (losses) (both realized and
 unrealized)                                               .16             .10        (.24)        .59          .12
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .12             .06        (.03)       1.03          .25
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --            (.01)       (.22)       (.44)        (.13)
Distributions from realized gains                           --            (.05)       (.36)       (.10)          --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.06)       (.58)       (.54)        (.13)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.10           $9.98       $9.98      $10.59       $10.10
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.20%            .56%       (.25%)     10.49%(c)     2.56%
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.05%(e)        1.01%       1.03%       1.07%        1.34%(e)
-------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.05%(e)        1.01%       1.03%       1.07%        1.12%(e)
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.80%)(e)       (.40%)      2.10%       4.30%        4.37%(e)
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $39             $29        $202        $122          $68
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    --%             16%         39%         36%          12%
-------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
20  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                                                                     YEAR ENDED OCT. 31,
CLASS R4                                           SIX MONTHS ENDED      ------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.94           $9.97      $10.58      $10.09        $9.98
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)           (.07)        .22         .42          .13
Net gains (losses) (both realized and
 unrealized)                                               .16             .09        (.26)        .59          .11
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .11             .02        (.04)       1.01          .24
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --            (.00)(b)    (.21)       (.42)        (.13)
Distributions from realized gains                           --            (.05)       (.36)       (.10)          --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.05)       (.57)       (.52)        (.13)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.05           $9.94       $9.97      $10.58       $10.09
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.11%            .25%       (.26%)     10.27%(c)     2.42%
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.35%(e)        1.31%       1.34%       1.36%        1.45%(e)
-------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.35%(e)        1.25%       1.09%       1.31%        1.23%(e)
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.10%)(e)       (.69%)      2.27%       4.13%        4.04%(e)
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--         $--         $--          $--
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    --%             16%         39%         36%          12%
-------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                               YEAR ENDED OCT. 31,
CLASS R5                                           SIX MONTHS ENDED      ------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008       2007(g)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.98           $9.98      $10.59       $10.58
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)           (.05)        .22          .02
Net gains (losses) (both realized and
 unrealized)                                               .16             .10        (.26)         .03
-------------------------------------------------------------------------------------------------------
Total from investment operations                           .12             .05        (.04)         .05
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --            (.00)(b)    (.21)        (.04)
Distributions from realized gains                           --            (.05)       (.36)          --
-------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.05)       (.57)        (.04)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.10           $9.98       $9.98       $10.59
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.20%            .56%       (.30%)        .44%(c)
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           1.08%(e)        1.06%       1.07%        1.06%(e)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.83%)(e)       (.54%)      2.23%        4.43%(e)
-------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--         $--          $--
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    --%             16%         39%          36%
-------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
22  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                                                               YEAR ENDED OCT. 31,
CLASS W                                            SIX MONTHS ENDED      ------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008       2007(h)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.92           $9.97      $10.58       $10.13
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (0.06)           (.08)        .11          .36
Net gains (losses) (both realized and
 unrealized)                                              0.16             .08        (.19)         .55
-------------------------------------------------------------------------------------------------------
Total from investment operations                          0.10             .00        (.08)         .91
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              --        (.17)        (.36)
Distributions from realized gains                           --            (.05)       (.36)        (.10)
-------------------------------------------------------------------------------------------------------
Total distributions                                         --            (.05)       (.53)        (.46)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.02           $9.92       $9.97       $10.58
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.01%            .04%       (.66%)       9.21%(c)
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           1.50%(e)        1.46%       1.50%        1.54%(e)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.24%)(e)       (.86%)      1.09%        3.88%(e)
-------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $80             $87        $304          $--
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    --%             16%         39%          36%
-------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(b) Rounds to zero.
(c) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) For the period from Oct. 18, 2007 (when shares became publicly available) to Oct. 31, 2007.
(h) For the period from Dec. 1, 2006 (when shares became publicly available) to Oct. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  23

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

RiverSource Absolute Return Currency and Income Fund (the Fund) is a series of RiverSource Global Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in short-term debt obligations and forward foreign currency contracts.

The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R4 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
24  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

--------------------------------------------------------------------------------
26  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
28  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts    $248,419   currency contracts    $499,627
-------------------------------------------------------------------------------------------
Total                                      $248,419                         $499,627
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2010


  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                        $5,174,724
----------------------------------------------------------------------
Total                                             $5,174,724
----------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                         RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                        $(1,881,854)
----------------------------------------------------------------------
Total                                             $(1,881,854)
----------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $199.7 million at April 30, 2010. The monthly average gross notional amount for these contracts was $214.8 million for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.89% to 0.70% as the Fund's net assets increase. The management fee for the six months ended April 30, 2010 was 0.89% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $736.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.


* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
30  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $70,000 and $25,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $8,766 for Class A, $140 for Class B and $1,437 for Class C for the six months ended April 30, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $0 and $12,936,462, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.


* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                         877,821        7,828,875
Converted from Class B*                           --           62,397
Reinvested distributions                          --          103,312
Redeemed                                  (4,415,753)     (14,115,766)
----------------------------------------------------------------------
Net increase (decrease)                   (3,537,932)      (6,121,182)
----------------------------------------------------------------------

CLASS B
Sold                                          25,033          202,702
Reinvested distributions                          --            2,280
Converted to Class A*                             --          (62,780)
Redeemed                                     (89,021)        (264,660)
----------------------------------------------------------------------
Net increase (decrease)                      (63,988)        (122,458)
----------------------------------------------------------------------

CLASS C
Sold                                          56,319          414,719
Reinvested distributions                          --            4,936
Redeemed                                    (249,957)        (597,391)
----------------------------------------------------------------------
Net increase (decrease)                     (193,638)        (177,736)
----------------------------------------------------------------------

CLASS I
Sold                                       1,137,639        2,280,706
Reinvested distributions                          --          113,149
Redeemed                                    (208,563)     (19,747,663)
----------------------------------------------------------------------
Net increase (decrease)                      929,076      (17,353,808)
----------------------------------------------------------------------

CLASS R4
Sold                                              --            1,202
Reinvested distributions                          --                6
Redeemed                                          --           (2,336)
----------------------------------------------------------------------
Net increase (decrease)                           --           (1,128)
----------------------------------------------------------------------

CLASS W
Sold                                         942,298        3,773,483
Reinvested distributions                          --          160,817
Redeemed                                  (1,758,304)     (25,660,216)
----------------------------------------------------------------------
Net increase (decrease)                     (816,006)     (21,725,916)
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
32  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $25,486,217 and $44,745,138, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $5,945,153 at Oct. 31, 2009, that if not offset by capital gains will expire in 2017.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN CURRENCY RISK
The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

GEOGRAPHIC CONCENTRATION RISK
The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

COUNTERPARTY RISK
The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into

--------------------------------------------------------------------------------
34  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the Investment Manager.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
36  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:

--------------------------------------------------------------------------------
38  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio was slightly below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
                                                                      REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
40  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2010 SEMIANNUAL
REPORT

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6512 E (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
EMERGING MARKETS BOND FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

RIVERSOURCE EMERGING MARKETS BOND FUND SEEKS TO PROVIDE SHAREHOLDERS WITH HIGH TOTAL RETURN THROUGH CURRENT INCOME AND, SECONDARILY, THROUGH CAPITAL APPRECIATION.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   22

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   26

Notes to Financial Statements......   32

Approval of Investment Management
  Services Agreement...............   50

Proxy Voting.......................   53




--------------------------------------------------------------------------------
2  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Emerging Markets Bond Fund (the Fund) Class A shares gained 8.71%
  (excluding sales charge) for the six months ended April 30, 2010.

> The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond
  Index-Global (EMBI-Global), which rose 6.40% during the same period.

> The Fund also outperformed the Lipper Emerging Markets Debt Funds Index, representing the Fund's peer group, which advanced 8.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                 SINCE
                                                               INCEPTION
                                  6 MONTHS*   1 YEAR  3 YEARS   2/16/06
------------------------------------------------------------------------
RiverSource Emerging Markets
  Bond Fund
  Class A (excluding sales
  charge)                           +8.71%   +34.68%   +7.26%    +8.23%
------------------------------------------------------------------------
J.P. Morgan EMBI-Global(1)
  (unmanaged)                       +6.40%   +23.49%   +7.24%    +7.74%
------------------------------------------------------------------------
Lipper Emerging Markets Debt
  Funds Index(2)                    +8.08%   +32.41%   +5.46%    +6.92%
------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The J.P. Morgan Emerging Markets Bond Index-Global (J.P. Morgan EMBI-Global), an unmanaged index, is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Emerging Markets Debt Funds Index includes the 10 largest emerging markets debt funds tracked by Lipper Inc. The index's returns include reinvested dividends.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                SINCE
Without sales charge             6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 2/16/06)        +8.71%   +34.68%   +7.26%    +8.23%
-----------------------------------------------------------------------
Class B (inception 2/16/06)        +8.33%   +33.72%   +6.47%    +7.43%
-----------------------------------------------------------------------
Class C (inception 2/16/06)        +8.36%   +33.69%   +6.48%    +7.42%
-----------------------------------------------------------------------
Class I (inception 2/16/06)        +8.91%   +35.17%   +7.73%    +8.66%
-----------------------------------------------------------------------
Class R4 (inception 2/16/06)       +8.75%   +34.78%   +7.58%    +8.49%
-----------------------------------------------------------------------
Class W (inception 12/1/06)        +8.68%   +34.62%   +7.26%    +8.18%
-----------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)        +3.55%   +28.28%   +5.53%    +6.98%
-----------------------------------------------------------------------
Class B (inception 2/16/06)        +3.33%   +28.72%   +5.58%    +7.05%
-----------------------------------------------------------------------
Class C (inception 2/16/06)        +7.36%   +32.69%   +6.48%    +7.42%
-----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    11.3 years
--------------------------------------
Effective duration(2)        6.7 years
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Argentina                                   3.6%
------------------------------------------------
Bahrain                                     0.4%
------------------------------------------------
Brazil                                      9.6%
------------------------------------------------
Cayman Islands                              3.6%
------------------------------------------------
Chile                                       0.5%
------------------------------------------------
Colombia                                    5.9%
------------------------------------------------
Dominican Republic                          1.6%
------------------------------------------------
El Salvador                                 2.0%
------------------------------------------------
Indonesia                                   9.5%
------------------------------------------------
Iraq                                        0.4%
------------------------------------------------
Kazakhstan                                  2.1%
------------------------------------------------
Lithuania                                   0.6%
------------------------------------------------
Luxembourg                                  4.8%
------------------------------------------------
Mexico                                      8.6%
------------------------------------------------
Netherlands                                 5.7%
------------------------------------------------
Peru                                        1.8%
------------------------------------------------
Philippine Islands                          3.7%
------------------------------------------------
Qatar                                       0.9%
------------------------------------------------
Russia                                      8.3%
------------------------------------------------
South Korea                                 0.7%
------------------------------------------------
Supra-National                              1.5%
------------------------------------------------
Trinidad and Tobago                         0.8%
------------------------------------------------
Turkey                                      7.0%
------------------------------------------------
Ukraine                                     1.4%
------------------------------------------------
United Kingdom                              1.1%
------------------------------------------------
Uruguay                                     2.7%
------------------------------------------------
Venezuela                                   8.1%
------------------------------------------------
Other(2)                                    3.1%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at April 30, 2010)
---------------------------------------------------------------------

AA rating                                   1.2%
------------------------------------------------
A rating                                    7.6%
------------------------------------------------
BBB rating                                 37.1%
------------------------------------------------
BB rating                                  42.0%
------------------------------------------------
B rating                                   10.3%
------------------------------------------------
Non-rated                                   1.8%
------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC* (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,087.10        $ 6.82         1.31%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.40        $ 6.59         1.31%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,083.30        $10.80         2.08%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.56        $10.45         2.08%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,083.60        $10.75         2.07%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.61        $10.40         2.07%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,089.10        $ 4.79          .92%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.34        $ 4.63          .92%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,087.50        $ 6.35         1.22%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.85        $ 6.14         1.22%
-------------------------------------------------------------------------------------------

Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,086.80        $ 7.13         1.37%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.10        $ 6.89         1.37%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +8.71% for Class A, +8.33% for Class B, +8.36% for Class C, +8.91% for Class I, +8.75% for Class R4 and +8.68% for Class W.


--------------------------------------------------------------------------------
             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (95.1%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (3.5%)
Republic of Argentina
 Sr Unsecured
 09-12-13                             7.00%            $7,600,000          $6,821,446
 10-03-15                             7.00              1,000,000(j)          814,000
 12-15-35                             0.00             16,450,000(g)        1,274,875
                                                                      ---------------
Total                                                                       8,910,321
-------------------------------------------------------------------------------------

BAHRAIN (0.4%)
Kingdom of Bahrain
 Sr Unsecured
 03-31-20                             5.50              1,000,000(d)        1,000,000
-------------------------------------------------------------------------------------

BRAZIL (9.4%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                             6.37              2,650,000(d)        2,782,500
 06-10-19                             6.50              1,300,000(d)        1,398,144
Braco I Holding Ltda
 Sr Unsecured
 10-05-16                            10.25                580,000(d)          638,000
Centrais Eletricas Brasileiras
 Sr Unsecured
 07-30-19                             6.88              1,000,000(d)        1,094,386
Federative Republic of Brazil
 01-22-21                             4.88              1,770,000           1,747,432
Federative Republic of Brazil
 (Brazilian Real)
 01-05-16                            12.50                350,000             225,612
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                             6.00                700,000             766,500
 01-07-41                             5.63              1,000,000             956,250
Marfrig Overseas
 05-04-20                             9.50                800,000(d,e)        787,408
Marfrig Overseas Ltd.
 11-16-16                             9.63              1,130,000(d)        1,163,900
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                            10.09              4,600,000(d)        2,541,582
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 01-01-12                            10.00                489,500           2,813,776
 01-01-13                            10.00              1,006,100           5,641,517
Petrobras Intl Finance
 01-20-20                             5.75                500,000(j)          507,832
 01-20-40                             6.88              1,000,000(j)        1,034,413
                                                                      ---------------
Total                                                                      24,099,252
-------------------------------------------------------------------------------------

CAYMAN ISLANDS (3.6%)
Govt of the Cayman Islands
 Sr Unsecured
 11-24-19                             5.95              1,800,000(d)        1,792,049
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
 05-31-18                             4.27              5,724,652(b,d,k)    4,579,721
Petrobras Intl Finance
 03-15-19                             7.88              2,300,000           2,687,474
                                                                      ---------------
Total                                                                       9,059,244
-------------------------------------------------------------------------------------

CHILE (0.5%)
Empresa Nacional Del Petroleo
 Sr Unsecured
 07-08-19                             6.25              1,200,000(d)        1,254,265
-------------------------------------------------------------------------------------

COLOMBIA (5.8%)
Ecopetrol
 Sr Unsecured
 07-23-19                             7.63              1,400,000(j)        1,568,000
Empresas Publicas de Medellin
 Sr Unsecured
 07-29-19                             7.63                400,000(d)          447,768
Republic of Colombia
 09-18-37                             7.38              4,100,000(j)        4,571,500
Republic of Colombia
 (Colombian Peso)
 10-22-15                            12.00          2,693,000,000           1,733,837
 06-28-27                             9.85          1,000,000,000             636,829


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COLOMBIA (CONT.)
Republic of Colombia
 (Colombian Peso) Sr Unsecured
 04-14-21                             7.75%         1,911,000,000          $1,036,309
Republic of Colombia
 Sr Unsecured
 05-21-24                             8.13               $400,000             481,000
 01-18-41                             6.13              3,600,000(j)        3,505,645
Santa Fe de Bogota
 (Colombian Peso) Sr Unsecured
 07-26-28                             9.75          1,377,000,000(d)          785,348
                                                                      ---------------
Total                                                                      14,766,236
-------------------------------------------------------------------------------------

DOMINICAN REPUBLIC (1.6%)
Aes Dominicana Energia Finance
 12-13-15                            11.00              1,050,000(d)        1,113,000
Cerveceria Nacional Dominicana
 03-27-12                            16.00              1,450,000(d)        1,380,458
Dominican Republic
 05-06-21                             7.50              1,600,000(d,e)      1,600,000
                                                                      ---------------
Total                                                                       4,093,458
-------------------------------------------------------------------------------------

EL SALVADOR (2.0%)
Republic of El Salvador
 04-10-32                             8.25                750,000(d)          847,500
 06-15-35                             7.65              2,310,000(d)        2,494,800
Republic of El Salvador
 Sr Unsecured
 01-24-23                             7.75              1,460,000(d)        1,642,500
                                                                      ---------------
Total                                                                       4,984,800
-------------------------------------------------------------------------------------

INDONESIA (9.4%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                            10.25         29,000,000,000           3,540,895
Govt of Indonesia
 (Indonesian Rupiah) Series FR34
 06-15-21                            12.80         12,800,000,000           1,827,809
Govt of Indonesia
 (Indonesian Rupiah)
 Sr Unsecured Series FR26
 10-15-14                            11.00          6,000,000,000             739,620
Govt of Indonesia
 (Indonesian Rupiah)
 Sr Unsecured Series FR28
 07-15-17                            10.00         10,000,000,000          $1,202,699
Govt of Indonesia
 (Indonesian Rupiah)
 Sr Unsecured Series FR30
 05-15-16                            10.75          4,470,000,000             552,398
Govt of Indonesia
 (Indonesian Rupiah)
 Sr Unsecured Series FR31
 11-15-20                            11.00          9,000,000,000           1,158,997
Govt of Indonesia
 (Indonesian Rupiah)
 Sr Unsecured Series FR36
 09-15-19                            11.50         23,500,000,000           3,096,217
Perusahaan Penerbit SBSN
 Sr Unsecured
 04-23-14                             8.80             $1,900,000(d)        2,227,414
Republic of Indonesia
 Sr Unsecured
 03-13-20                             5.88              1,500,000(d,j)      1,563,750
 10-12-35                             8.50              2,100,000(d)        2,640,750
 02-17-37                             6.63              1,950,000(d)        2,008,500
 01-17-38                             7.75              2,800,000(d)        3,269,000
                                                                      ---------------
Total                                                                      23,828,049
-------------------------------------------------------------------------------------

IRAQ (0.4%)
Republic of Iraq
 01-15-28                             5.80              1,100,000(d)          921,250
-------------------------------------------------------------------------------------

KAZAKHSTAN (2.0%)
KazMunaiGaz Finance
 07-02-18                             9.13              2,995,000(d)        3,557,176
 05-05-20                             7.00              1,600,000(d,e)      1,584,176
                                                                      ---------------
Total                                                                       5,141,352
-------------------------------------------------------------------------------------

LITHUANIA (0.6%)
Republic of Lithuania
 02-11-20                             7.38              1,500,000(d)        1,602,895
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

LUXEMBOURG (4.7%)
Gaz Capital for Gazprom
 Sr Unsecured
 11-22-16                             6.21%            $3,950,000(d)       $3,989,499
Gaz Capital
 Sr Unsecured
 07-31-14                             8.13              1,000,000(d,j)      1,112,141
 08-16-37                             7.29              2,950,000(d)        2,990,563
TNK-BP Finance
 03-13-18                             7.88              2,625,000(d)        2,877,656
 02-02-20                             7.25              1,000,000(d)        1,045,000
                                                                      ---------------
Total                                                                      12,014,859
-------------------------------------------------------------------------------------

MEXICO (8.4%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-19-13                             8.00              6,330,000             545,066
 12-17-15                             8.00             19,400,000           1,654,427
Mexican Fixed Rate Bonds
 (Mexican Peso) Series M-10
 12-15-16                             7.25             33,010,000           2,697,086
 12-14-17                             7.75             39,100,000           3,278,531
Pemex Project Funding Master Trust
 03-15-15                             4.88              2,000,000(d)        2,067,575
 03-01-18                             5.75              2,950,000           3,048,922
 06-15-35                             6.63              4,304,000(j)        4,259,979
 06-15-38                             6.63              2,000,000           1,950,810
Petroleos Mexicanos
 05-03-19                             8.00              1,600,000           1,880,000
                                                                      ---------------
Total                                                                      21,382,396
-------------------------------------------------------------------------------------

NETHERLANDS (5.5%)
KazMunaiGaz Finance
 01-23-15                            11.75              1,600,000(d)        2,065,091
Lukoil Intl Finance
 11-05-19                             7.25              2,900,000(d)        3,038,826
Majapahit Holding
 10-17-16                             7.75              2,030,000(d)        2,245,586
 06-28-17                             7.25              1,150,000(d)        1,233,375
 08-07-19                             8.00              2,100,000(d)        2,331,000
 01-20-20                             7.75              2,900,000(d)        3,222,589
                                                                      ---------------
Total                                                                      14,136,467
-------------------------------------------------------------------------------------

PERU (1.8%)
Banco de Credito del Peru
 10-15-22                             7.17              4,000,000(d)        1,418,131
Republic of Peru
 Sr Unsecured
 03-14-37                             6.55              2,900,000           3,074,000
                                                                      ---------------
Total                                                                       4,492,131
-------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (3.6%)
Natl Power
 11-02-16                             6.88                900,000(d)          996,180
Power Sector Assets & Liabilities Management
 05-27-19                             7.25              2,750,000(d)        3,000,801
 12-02-24                             7.39              2,000,000(d)        2,170,120
Republic of Philippines
 Sr Unsecured
 01-20-20                             6.50              2,300,000           2,518,500
 01-15-32                             6.38                600,000             600,000
                                                                      ---------------
Total                                                                       9,285,601
-------------------------------------------------------------------------------------

QATAR (0.9%)
Qtel Intl Finance
 06-10-19                             7.88              1,000,000(d)        1,163,398
State of Qatar
 Sr Notes
 01-20-40                             6.40              1,000,000(d)        1,047,500
                                                                      ---------------
Total                                                                       2,210,898
-------------------------------------------------------------------------------------

RUSSIA (8.1%)
Gaz Capital
 Sr UnSecured
 04-11-18                             8.15                550,000(d)          611,187
Gazstream
 07-22-13                             5.63                243,467(d,j)        249,554
Russian Federation
 04-29-20                             5.00              4,800,000(d)        4,703,662
 03-31-30                             7.50              7,738,120(d)        8,875,623
TransCapitalInvest for Transneft
 Sr Unsecured
 08-07-18                             8.70              5,180,000(d)        6,229,945
                                                                      ---------------
Total                                                                      20,669,971
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

SOUTH KOREA (0.7%)
Export-Import Bank of Korea
 Sr Unsecured
 01-14-15                             5.88%            $1,650,000          $1,793,326
-------------------------------------------------------------------------------------

SUPRA-NATIONAL (1.5%)
Central American Bank
 Sr Notes
 09-24-14                             5.38              1,500,000(d)        1,571,927
Corp Andina de Fomento
 Sr Unsecured
 06-04-19                             8.13              1,800,000           2,162,237
                                                                      ---------------
Total                                                                       3,734,164
-------------------------------------------------------------------------------------

TRINIDAD AND TOBAGO (0.8%)
Petro Trinidad/Tobago
 Sr Unsecured
 08-14-19                             9.75              1,800,000(d)        2,106,213
-------------------------------------------------------------------------------------

TURKEY (6.9%)
Republic of Turkey
 03-15-15                             7.25              1,500,000           1,689,375
 04-03-18                             6.75              1,150,000           1,250,625
 06-05-20                             7.00              1,300,000           1,421,875
 03-17-36                             6.88              4,450,000           4,466,688
 05-30-40                             6.75              3,500,000           3,447,500
Republic of Turkey
 Sr Unsecured
 07-14-17                             7.50              1,300,000           1,478,750
 11-07-19                             7.50              3,375,000           3,826,406
                                                                      ---------------
Total                                                                      17,581,219
-------------------------------------------------------------------------------------

UKRAINE (1.3%)
Govt of Ukraine
 06-26-12                             6.39                850,000(d)          854,250
MHP
 04-29-15                            10.25              2,528,000(d)        2,579,269
                                                                      ---------------
Total                                                                       3,433,519
-------------------------------------------------------------------------------------

UNITED KINGDOM (1.1%)
Vedanta Resources
 Sr Unsecured
 07-18-18                             9.50              2,500,000(d)        2,767,584
-------------------------------------------------------------------------------------

URUGUAY (2.6%)
Republic of Uruguay
 Pay-in-kind
 01-15-33                             7.88                198,500(h)          232,245
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                             4.25             84,936,163(f)        4,477,043
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63              1,783,939           2,024,771
                                                                      ---------------
Total                                                                       6,734,059
-------------------------------------------------------------------------------------

VENEZUELA (8.0%)
Petroleos de Venezuela
 10-28-16                             5.13              3,400,000           2,196,235
 04-12-17                             5.25             11,100,000           7,201,125
Republic of Venezuela
 02-26-16                             5.75              5,389,500           3,880,440
 03-31-38                             7.00              1,800,000           1,053,000
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50                794,000             684,825
 05-07-23                             9.00              7,150,000           5,326,750
                                                                      ---------------
Total                                                                      20,342,375
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $221,830,792)                                                     $242,345,904
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              7,652,711(l)          $7,652,711
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,652,711)                                                         $7,652,711
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (3.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(I)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,092                          0.22%           $5,000,000            $5,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $3,194,165                          0.19             3,194,114             3,194,114
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $8,194,114)                                                         $8,194,114
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $237,677,617)(m)                                                  $258,192,729
=====================================================================================





CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2010


BUY PROTECTION

                                                                                        UNAMORTIZED   PERIODIC
                                                                                          PREMIUM     PAYMENTS
                      REFERENCE        EXPIRATION     RECEIVE     NOTIONAL     MARKET      (PAID)    RECEIVABLE   UNREALIZED
COUNTERPARTY           ENTITY             DATE      FIXED RATE     AMOUNT      VALUE      RECEIVED    (PAYABLE)  DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase   CDX Emerging        Dec. 20, 2013     2.65%     $2,000,000   $(14,351)   $(270,366)   $(19,433)    $(304,150)
  Bank           Markets Index



CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2010


SELL PROTECTION

                                                                               UNAMORTIZED   PERIODIC
                                                                                 PREMIUM     PAYMENTS
                   REFERENCE     EXPIRATION   PAY FIXED    NOTIONAL    MARKET     (PAID)    RECEIVABLE   UNREALIZED
COUNTERPARTY        ENTITY          DATE         RATE       AMOUNT     VALUE     RECEIVED    (PAYABLE)  APPRECIATION
--------------------------------------------------------------------------------------------------------------------
Merril Lynch     CDX Emerging  June 20, 2013     2.65%    $2,000,000  $14,952       $--       $19,433        $34,386
  Intl



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.


--------------------------------------------------------------------------------
14  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $117,282,485 or 46.04% of net assets.

(e) At April 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,959,296. See Note 2 to the financial statements.

(f) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Discount Notes                             $6,362
Fannie Mae Interest Strip                             27,412
Fannie Mae Pool                                    3,386,704
Fannie Mae Principal Strip                               639
Fannie Mae REMICS                                    100,189
Federal Farm Credit Bank                              87,812
Federal Home Loan Banks                               81,413
Federal Home Loan Mortgage Corp                      113,973
Federal National Mortgage Association                 82,036
Freddie Mac Non Gold Pool                            379,138
Freddie Mac Reference REMIC                            5,396
Freddie Mac REMICS                                   117,694
Freddie Mac Strips                                    68,463


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CANTOR FITZGERALD (0.22%) (CONT.)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Ginnie Mae I Pool                                   $168,045
Ginnie Mae II Pool                                   124,749
Government National Mortgage Association              28,257
United States Treasury Inflation Indexed Bonds        23,011
United States Treasury Note/Bond                      40,106
United States Treasury Strip Coupon                  256,013
United States Treasury Strip Principal                 2,588
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $2,342,486
Freddie Mac Gold Pool                                789,408
Freddie Mac Non Gold Pool                            126,102
------------------------------------------------------------
Total market value of collateral securities       $3,257,996
------------------------------------------------------------


(j) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(k) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(m) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $237,678,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $21,869,000
     Unrealized depreciation                          (1,354,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $20,515,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
16  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               FAIR VALUE AT APRIL 30, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Banking                              $--         $1,793,326     $1,418,131       $3,211,457
  Food and Beverage                     --          5,168,577      1,380,458        6,549,035
  Foreign Government
    Obligations &
    Agencies                            --        177,316,858      4,579,722      181,896,580
  All Other Industries                  --         50,688,832             --       50,688,832
---------------------------------------------------------------------------------------------
Total Bonds                             --        234,967,593      7,378,311      242,345,904
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                      7,652,711                 --             --        7,652,711
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                --          8,194,114             --        8,194,114
---------------------------------------------------------------------------------------------
Total Other                      7,652,711          8,194,114             --       15,846,825
---------------------------------------------------------------------------------------------
Investments in Securities        7,652,711        243,161,707      7,378,311      258,192,729
Other Financial
  Instruments(c)                        --           (269,764)            --         (269,764)
---------------------------------------------------------------------------------------------
Total                           $7,652,711       $242,891,943     $7,378,311     $257,922,965
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
18  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                             FOREIGN
                                            GOVERNMENT      CORPORATE
                                          OBLIGATIONS &       DEBT
                                             AGENCIES      SECURITIES       TOTAL
-----------------------------------------------------------------------------------
Balance as of Oct. 30, 2009                 $5,251,716     $2,703,228    $7,954,944
  Accrued discounts/premiums                    96,548         (2,242)       94,306
  Realized gain (loss)                         138,539             --       138,539
  Change in unrealized appreciation
    (depreciation)*                             57,365         92,267       149,632
  Net purchases (sales)                       (964,446)         5,336      (959,110)
  Transfers in and/or out of Level 3                --             --            --
-----------------------------------------------------------------------------------
Balance as of April 30, 2010                $4,579,722     $2,798,589    $7,378,311
-----------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2010 was $149,632, which is comprised of Foreign Government Obligations & Agencies of $57,365 and Corporate Debt Securities of $92,267.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $221,830,792)             $242,345,904
  Affiliated money market fund (identified cost $7,652,711)           7,652,711
  Investments of cash collateral received for securities on loan
    (identified cost $8,194,114)                                      8,194,114
-------------------------------------------------------------------------------
Total investments in securities (identified cost $237,677,617)      258,192,729
Foreign currency holdings (identified cost $616,482)                    644,175
Capital shares receivable                                               365,020
Premiums paid on outstanding credit default swap contracts              270,366
Dividends and accrued interest receivable                             3,797,471
Receivable for investment securities sold                             4,703,113
Unrealized appreciation on swap contracts                                34,386
Cash deposits and collateral held at broker                              90,000
-------------------------------------------------------------------------------
Total assets                                                        268,097,260
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  796,435
Payable for investment securities purchased on a forward-
  commitment basis                                                    3,959,296
Payable upon return of securities loaned                              8,194,114
Unrealized depreciation on swap contracts                               304,150
Accrued investment management services fees                               5,024
Accrued distribution fees                                                 1,279
Accrued transfer agency fees                                                913
Accrued administrative services fees                                        559
Other accrued expenses                                                   76,421
-------------------------------------------------------------------------------
Total liabilities                                                    13,338,191
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $254,759,069
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    232,087
Additional paid-in capital                                          243,357,090
Undistributed net investment income                                   4,288,111
Accumulated net realized gain (loss)                                (13,406,825)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         20,288,606
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $254,759,069
-------------------------------------------------------------------------------
*Value of securities on loan                                       $  8,171,913
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
20  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $ 52,010,484            4,735,668                      $10.98(1)
Class B          $  3,363,597              306,702                      $10.97
Class C          $  1,373,668              125,454                      $10.95
Class I          $ 82,026,917            7,467,741                      $10.98
Class R4         $     26,520                2,416                      $10.98
Class W          $115,957,883           10,570,693                      $10.97
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $11.53. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $11,630,944
Income distributions from affiliated money market fund                  10,721
Income from securities lending -- net                                    2,357
  Less foreign taxes withheld                                          (20,119)
------------------------------------------------------------------------------
Total income                                                        11,623,903
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    940,504
Distribution fees
  Class A                                                               52,272
  Class B                                                               13,914
  Class C                                                                5,191
  Class W                                                              146,557
Transfer agency fees
  Class A                                                               37,204
  Class B                                                                2,678
  Class C                                                                  958
  Class R4                                                                   6
  Class W                                                              117,246
Administrative services fees                                           104,672
Plan administration services fees -- Class R4                               30
Compensation of board members                                            4,509
Custodian fees                                                          32,975
Printing and postage                                                    34,320
Registration fees                                                       39,954
Professional fees                                                       12,136
Other                                                                   41,184
------------------------------------------------------------------------------
Total expenses                                                       1,586,310
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (16,731)
------------------------------------------------------------------------------
Total net expenses                                                   1,569,579
------------------------------------------------------------------------------
Investment income (loss) -- net                                     10,054,324

------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ 4,610,251
  Foreign currency transactions                                          8,809
  Swap transactions                                                    (37,025)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              4,582,035
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 7,107,597
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               11,689,632
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $21,743,956
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $ 10,054,324   $ 11,540,815
Net realized gain (loss) on investments                                   4,582,035    (17,850,581)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      7,107,597     83,465,430
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          21,743,956     77,155,664
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (1,047,055)      (713,409)
    Class B                                                                 (59,238)       (70,961)
    Class C                                                                 (22,424)       (14,643)
    Class I                                                              (2,595,223)    (3,796,231)
    Class R4                                                                   (604)        (1,021)
    Class W                                                              (2,823,046)    (5,505,562)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (6,547,590)   (10,101,827)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
24  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 22,054,584   $ 29,094,965
  Class B shares                                                          1,107,771      1,423,379
  Class C shares                                                            663,301        476,438
  Class I shares                                                          5,602,577     50,883,356
  Class R4 shares                                                             1,595            454
  Class W shares                                                         17,415,680     37,492,530
Reinvestment of distributions at net asset value
  Class A shares                                                          1,010,296        683,747
  Class B shares                                                             56,833         67,114
  Class C shares                                                             19,380         12,821
  Class I shares                                                          2,594,942      3,795,741
  Class R4 shares                                                               339            553
  Class W shares                                                          2,822,921      5,505,342
Conversions from Class B to Class A
  Class A shares                                                              2,011        305,470
  Class B shares                                                             (2,011)      (305,470)
Payments for redemptions
  Class A shares                                                         (6,301,034)   (11,853,498)
  Class B shares                                                           (386,143)      (536,960)
  Class C shares                                                            (96,281)       (74,221)
  Class I shares                                                        (37,934,073)   (37,808,587)
  Class R4 shares                                                                (9)           (33)
  Class W shares                                                        (28,357,502)   (67,652,580)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (19,724,823)    11,510,561
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (4,528,457)    78,564,398
Net assets at beginning of period                                       259,287,526    180,723,128
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $254,759,069   $259,287,526
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  4,288,111   $    781,377
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                      YEAR ENDED OCT. 31,
CLASS A                                            SIX MONTHS ENDED      --------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $10.35            $7.05       $10.57      $10.16        $9.98
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .43              .53          .61         .59          .33
Net gains (losses)
 (both realized and unrealized)                            .46             3.22        (3.43)        .39          .18
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .89             3.75        (2.82)        .98          .51
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.26)            (.45)        (.61)       (.55)        (.33)
Distributions from realized gains                           --               --         (.09)       (.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.26)            (.45)        (.70)       (.57)        (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.98           $10.35        $7.05      $10.57       $10.16
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.71%           54.87%      (28.44%)      9.94%        5.25%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.37%(c)         1.37%        1.41%       1.33%        1.81%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.31%(c)         1.27%        1.40%       1.33%        1.39%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             8.11%(c)         5.85%        6.31%       5.61%        5.20%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $52              $33          $10          $5          $12
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              62%          82%         41%          32%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                      YEAR ENDED OCT. 31,
CLASS B                                            SIX MONTHS ENDED      --------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $10.34            $7.05       $10.55      $10.16        $9.97
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .38              .46          .55         .52          .28
Net gains (losses)
 (both realized and unrealized)                            .47             3.22        (3.42)        .37          .19
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .85             3.68        (2.87)        .89          .47
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.22)            (.39)        (.54)       (.48)        (.28)
Distributions from realized gains                           --               --         (.09)       (.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.22)            (.39)        (.63)       (.50)        (.28)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.97           $10.34        $7.05      $10.55       $10.16
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.33%           53.60%      (28.85%)      8.94%        4.80%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.13%(c)         2.15%        2.19%       2.13%        2.62%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.08%(c)         2.04%        2.17%       2.13%        2.20%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.22%(c)         5.28%        5.61%       4.90%        4.51%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3               $2           $1          $1           $1
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              62%          82%         41%          32%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                      YEAR ENDED OCT. 31,
CLASS C                                            SIX MONTHS ENDED      --------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $10.32            $7.04       $10.54      $10.15        $9.97
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .40              .45          .55         .53          .28
Net gains (losses)
 (both realized and unrealized)                            .45             3.22        (3.42)        .36          .18
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .85             3.67        (2.87)        .89          .46
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.22)            (.39)        (.54)       (.48)        (.28)
Distributions from realized gains                           --               --         (.09)       (.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.22)            (.39)        (.63)       (.50)        (.28)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.95           $10.32        $7.04      $10.54       $10.15
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.36%           53.57%      (28.88%)      8.94%        4.75%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.13%(c)         2.13%        2.18%       2.13%        2.61%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.07%(c)         2.03%        2.16%       2.13%        2.19%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.51%(c)         5.06%        5.64%       5.00%        4.46%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              62%          82%         41%          32%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                      YEAR ENDED OCT. 31,
CLASS I                                            SIX MONTHS ENDED      --------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $10.35            $7.05       $10.57      $10.16        $9.98
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .40              .57          .69         .65          .35
Net gains (losses)
 (both realized and unrealized)                            .51             3.22        (3.46)        .38          .17
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .91             3.79        (2.77)       1.03          .52
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.28)            (.49)        (.66)       (.60)        (.34)
Distributions from realized gains                           --               --         (.09)       (.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.28)            (.49)        (.75)       (.62)        (.34)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.98           $10.35        $7.05      $10.57       $10.16
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.91%           55.52%      (28.08%)     10.38%        5.44%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .92%(c)          .88%         .91%        .93%        1.52%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .92%(c)          .85%         .91%        .93%        1.10%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.62%(c)         6.59%        6.89%       6.14%        5.70%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $82             $106          $65        $147          $47
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              62%          82%         41%          32%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                      YEAR ENDED OCT. 31,
CLASS R4                                           SIX MONTHS ENDED      --------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007       2006(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $10.35            $7.05       $10.56      $10.16        $9.98
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .42              .54          .67         .60          .34
Net gains (losses)
 (both realized and unrealized)                            .47             3.23        (3.43)        .39          .18
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .89             3.77        (2.76)        .99          .52
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.26)            (.47)        (.66)       (.57)        (.34)
Distributions from realized gains                           --               --         (.09)       (.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.26)            (.47)        (.75)       (.59)        (.34)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.98           $10.35        $7.05      $10.56       $10.16
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.75%           55.14%      (27.98%)      9.97%        5.36%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.23%(c)         1.18%        1.22%       1.24%        1.67%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.22%(c)         1.11%         .97%       1.24%        1.25%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.97%(c)         6.31%        6.82%       5.75%        5.37%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              62%          82%         41%          32%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                YEAR ENDED OCT. 31,
CLASS W                                            SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008       2007(e)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $10.34            $7.05       $10.55       $10.24
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .40              .53          .56          .57
Net gains (losses)
 (both realized and unrealized)                            .49             3.21        (3.36)         .28
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .89             3.74        (2.80)         .85
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.26)            (.45)        (.61)        (.52)
Distributions from realized gains                           --               --         (.09)        (.02)
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.26)            (.45)        (.70)        (.54)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.97           $10.34        $7.05       $10.55
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.68%           54.69%      (28.29%)       8.49%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.38%(c)         1.33%        1.35%        1.33%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.37%(c)         1.30%        1.35%        1.33%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.60%(c)         6.18%        6.08%        5.86%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $116             $117         $104          $38
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              62%          82%          41%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) For the period from Dec. 1, 2006 (when shares became publicly available) to Oct. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

RiverSource Emerging Markets Bond Fund (the Fund) is a series of RiverSource Global Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in fixed income securities of emerging market issuers.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares and owned approximately 32% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
32  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of Brazilian reais and Mexican pesos.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At April 30, 2010, the Fund has outstanding when-issued securities of $3,959,296.


--------------------------------------------------------------------------------
34  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the

--------------------------------------------------------------------------------
36  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Statement of Assets and Liabilities. At April 30, 2010, the Fund had no outstanding forward foreign currency contracts.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap transactions to increase or decrease its credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Fund will receive the notional amount from the seller. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain
(loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded. Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, hedging risk, correlation risk and liquidity risk.

Credit default swap transactions are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into credit default swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty. At April 30, 2010, the Fund had posted $90,000 cash as collateral for credit default swap transactions.

INTEREST RATE SWAP TRANSACTIONS
The Fund may enter into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of

--------------------------------------------------------------------------------
38  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty. At April 30, 2010, and for the six months then ended, the Fund has no outstanding interest rate swap contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Credit contracts     Unrealized                       Unrealized
                     appreciation on                  depreciation on
                     swap transactions      $34,386   swap transactions     $304,150
-------------------------------------------------------------------------------------------
Total                                       $34,386                         $304,150
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
                                         FORWARD
RISK EXPOSURE                       FOREIGN CURRENCY
CATEGORY                                CONTRACTS       SWAPS     TOTAL
------------------------------------------------------------------------------
Credit contracts                        $     --      $(37,025) $(37,025)
------------------------------------------------------------------------------
Foreign exchange contracts               (16,022)           --  $(16,022)
------------------------------------------------------------------------------
Total                                   $(16,022)     $(37,025) $(53,047)
------------------------------------------------------------------------------



CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
-----------------------------------------------------------------------------
                                          FORWARD
RISK EXPOSURE                        FOREIGN CURRENCY
CATEGORY                                 CONTRACTS      SWAPS    TOTAL
-----------------------------------------------------------------------------
Credit contracts                            $--        $31,495  $31,495
-----------------------------------------------------------------------------
Foreign exchange contracts                   --             --  $    --
-----------------------------------------------------------------------------
Total                                       $--        $31,495  $31,495
-----------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At April 30, 2010 the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency

--------------------------------------------------------------------------------
40  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


contracts opened and closed was $976,000 for the six months ended April 30, 2010.

SWAPS
The gross notional amount of contracts outstanding was $4.0 million at April 30, 2010. The monthly average gross notional amount for these contracts was $4.0 million for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The management fee for the six months ended April 30, 2010 was 0.72% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $770.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $134,000 and $50,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.


--------------------------------------------------------------------------------
42  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $59,890 for Class A, $1,266 for Class B and $107 for Class C for the six months ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A..............................................  1.31%
Class B..............................................  2.08
Class C..............................................  2.07
Class R4.............................................  1.22
Class W..............................................  1.37


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $11,925
Class B............................................      738
Class C............................................      304
Class W............................................    3,764


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.31%
Class B..............................................  2.08
Class C..............................................  2.07
Class I..............................................  0.92
Class R4.............................................  1.22
Class W..............................................  1.37


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $51,809,989 and $63,302,837, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTH ENDED    YEAR ENDED
                                         APRIL 30, 2010  OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                        2,071,764       3,173,284
Converted from Class B*                           193          31,953
Reinvested distributions                       94,647          76,058
Redeemed                                     (592,241)     (1,490,957)
----------------------------------------------------------------------
Net increase (decrease)                     1,574,363       1,790,338
----------------------------------------------------------------------

CLASS B
Sold                                          104,156         153,167
Reinvested distributions                        5,337           7,818
Converted to Class A*                            (193)        (31,986)
Redeemed                                      (36,635)        (62,140)
----------------------------------------------------------------------
Net increase (decrease)                        72,665          66,859
----------------------------------------------------------------------

CLASS C
Sold                                           62,816          49,606
Reinvested distributions                        1,820           1,458
Redeemed                                       (9,121)         (8,248)
----------------------------------------------------------------------
Net increase (decrease)                        55,515          42,816
----------------------------------------------------------------------

CLASS I
Sold                                          531,326       5,204,021
Reinvested distributions                      244,503         449,432
Redeemed                                   (3,582,042)     (4,633,781)
----------------------------------------------------------------------
Net increase (decrease)                    (2,806,213)      1,019,672
----------------------------------------------------------------------

CLASS R4
Sold                                              147              55
Reinvested distributions                           32              65
Redeemed                                           (1)             (4)
----------------------------------------------------------------------
Net increase (decrease)                           178             116
----------------------------------------------------------------------



--------------------------------------------------------------------------------
44  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                        SIX MONTH ENDED    YEAR ENDED
                                         APRIL 30, 2010  OCT. 31, 2009
----------------------------------------------------------------------
CLASS W
Sold                                        1,658,412       4,123,883
Reinvested distributions                      265,721         659,389
Redeemed                                   (2,672,822)     (8,276,964)
----------------------------------------------------------------------
Net increase (decrease)                      (748,689)     (3,493,692)
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010 securities valued at $8,171,913 were on loan, secured by cash collateral of $8,194,114 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


$2,357 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $55,046,051 and $71,698,871 respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.


--------------------------------------------------------------------------------
46  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $17,157,025 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

   2016           2017
$2,399,388    $14,757,637


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to

--------------------------------------------------------------------------------
48  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
50  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
52  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2010 SEMIANNUAL REPORT  53

RIVERSOURCE EMERGING MARKETS BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6511 F (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
GLOBAL BOND FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

RIVERSOURCE GLOBAL BOND FUND SEEKS TO PROVIDE SHAREHOLDERS WITH HIGH TOTAL RETURN THROUGH INCOME AND GROWTH OF CAPITAL.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   30

Statement of Operations............   32

Statements of Changes in Net
  Assets...........................   34

Financial Highlights...............   36

Notes to Financial Statements......   45

Approval of Investment Management
  Services Agreement...............   62

Proxy Voting.......................   65




--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Global Bond Fund (the Fund) Class A shares fell 0.89% (excluding sales charge) for the six months ended April 30, 2010.

> The Fund outperformed its benchmark, the Barclays Capital Global Aggregate
  Index, which decreased 1.56% during the same period.

> The Fund underperformed the Lipper Global Income Funds Index, representing the
  Fund's peer group, which increased 3.44% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------



                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
RiverSource Global Bond
  Fund
  Class A (excluding
  sales charge)              -0.89%   +12.59%   +5.32%   +4.16%   +6.34%
-------------------------------------------------------------------------
Barclays Capital Global
  Aggregate Index(1)
  (unmanaged)                -1.56%    +9.26%   +6.10%   +4.67%   +6.72%
-------------------------------------------------------------------------
Lipper Global Income
  Funds Index(2)             +3.44%   +20.36%   +5.54%   +4.88%   +6.50%
-------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
                       RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
4  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  3/20/89)                 -0.89%   +12.59%   +5.32%   +4.16%   +6.34%       N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -1.22%   +11.78%   +4.53%   +3.37%   +5.54%       N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -1.19%   +11.75%   +4.56%   +3.36%     N/A      +5.46%
------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                  -0.68%   +13.17%   +5.81%   +4.58%     N/A      +5.26%
------------------------------------------------------------------------------------
Class R2 (inception
  3/15/10)                   N/A       N/A      N/A      N/A      N/A      -0.32%*
------------------------------------------------------------------------------------
Class R3 (inception
  3/15/10)                   N/A       N/A      N/A      N/A      N/A      -0.32%*
------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 -0.82%   +12.83%   +5.64%   +4.42%   +6.58%       N/A
------------------------------------------------------------------------------------
Class R5 (inception
  3/15/10)                   N/A       N/A      N/A      N/A      N/A      -0.31%*
------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                 -0.77%   +12.57%   +5.38%     N/A      N/A      +5.04%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  3/20/89)                 -5.60%    +7.24%   +3.62%   +3.15%   +5.83%       N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -6.11%    +6.78%   +3.61%   +3.02%   +5.54%       N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -2.17%   +10.75%   +4.56%   +3.36%     N/A      +5.46%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                       RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     7.3 years
--------------------------------------
Effective duration(2)        5.3 years
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

There are risks associated with an investment in a bond funds, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
6  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------


Asset-Backed                                3.1%
------------------------------------------------
Commercial Mortgage-Backed                  3.4%
------------------------------------------------
Consumer Discretionary                      1.6%
------------------------------------------------
Consumer Staples                            1.7%
------------------------------------------------
Energy                                      1.2%
------------------------------------------------
Financials                                  6.5%
------------------------------------------------
Foreign Government                         53.5%
------------------------------------------------
Health Care                                 0.6%
------------------------------------------------
Industrials                                 0.8%
------------------------------------------------
Materials                                   1.5%
------------------------------------------------
Residential Mortgage-Backed                 5.5%
------------------------------------------------
Telecommunication                           5.2%
------------------------------------------------
U.S. Government Obligations & Agencies      5.7%
------------------------------------------------
Utilities                                   8.7%
------------------------------------------------
Other(2)                                    1.0%
------------------------------------------------


(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN COUNTRIES(1) (at April 30, 2010)
---------------------------------------------------------------------


United States                              38.5%
------------------------------------------------
Japan                                      10.6%
------------------------------------------------
Germany                                     6.1%
------------------------------------------------
France                                      4.5%
------------------------------------------------
Netherlands                                 4.0%
------------------------------------------------
United Kingdom                              3.5%
------------------------------------------------
Italy                                       3.2%
------------------------------------------------
Canada                                      3.0%
------------------------------------------------
Spain                                       2.6%
------------------------------------------------
Greece                                      2.4%
------------------------------------------------


(1) Percentages are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).


--------------------------------------------------------------------------------
                       RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                NOV. 1, 2009(a)  APRIL 30, 2010  THE PERIOD(b)  EXPENSE RATIO
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $  991.10        $ 6.21         1.25%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.70        $ 6.29         1.25%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $  987.80        $10.01         2.02%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,014.86        $10.15         2.02%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $  988.10        $ 9.96         2.01%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,014.91        $10.10         2.01%
---------------------------------------------------------------------------------------------

Class I
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $  993.20        $ 4.07          .82%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.84        $10.10          .82%
---------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  996.80        $ 2.04         1.62%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.85        $ 8.15         1.62%
---------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  996.80        $ 1.70         1.35%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.20        $ 6.79         1.35%
---------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $  991.80        $ 5.56         1.12%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,019.35        $ 5.64         1.12%
---------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $  996.90        $ 1.09          .87%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.59        $ 4.38          .87%
---------------------------------------------------------------------------------------------

Class W
---------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $  992.30        $ 6.31         1.27%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.60        $ 6.39         1.27%
---------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                       RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


(a) The beginning account values for Classes R2, R3 and R5 are as of March 15, 2010 (when shares of these classes became publicly available) for actual expense calculations, and as of Nov. 1, 2009 for hypothetical expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Classes R2, R3 and R5 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 46/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended April 30, 2010: -0.89% for Class A, -1.22% for Class B, -1.19% for Class C, -0.68% for Class I, -0.82% for Class R4 and -0.77% for Class W.
(d) Based on the actual return for the period from March 15, 2010 (when shares became publicly available) to April 30, 2010: -0.32% for Class R2, -0.32% for Class R3, and -0.31% for Class R5.


--------------------------------------------------------------------------------
10  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (97.3%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.2%)
Republic of Argentina
 Sr Unsecured
 09-12-13                             7.00%            $1,033,000            $927,178
 12-15-35                             0.00              2,900,000(h)          224,750
                                                                      ---------------
Total                                                                       1,151,928
-------------------------------------------------------------------------------------

AUSTRALIA (1.6%)
Australia & New Zealand Banking Group
 (Australian Dollar)
 11-08-11                             6.50                420,000             393,454
New South Wales Treasury
 (Australian Dollar)
 05-01-12                             6.00              6,300,000           5,896,192
Telstra
 Sr Unsecured
 04-01-12                             6.38                500,000             547,132
Westpac Banking
 (Australian Dollar) Sr Unsecured
 09-24-12                             7.25                300,000             284,598
Woodside Finance
 11-10-14                             4.50                520,000(d)          536,714
                                                                      ---------------
Total                                                                       7,658,090
-------------------------------------------------------------------------------------

AUSTRIA (1.1%)
Republic of Austria
 (European Monetary Unit)
 07-15-14                             4.30              3,545,000           5,136,804
-------------------------------------------------------------------------------------

BELGIUM (2.1%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                             4.50                420,000             594,049
Kingdom of Belgium
 (European Monetary Unit)
 03-28-11                             3.50              1,470,000           2,005,370
 09-28-12                             5.00              5,285,000           7,660,926
                                                                      ---------------
Total                                                                      10,260,345
-------------------------------------------------------------------------------------

BERMUDA (0.1%)
Bacardi
 Sr Notes
 04-01-14                             7.45                245,000(d)          282,048
-------------------------------------------------------------------------------------

BRAZIL (2.2%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                             6.37                535,000(d)          561,750
 06-10-19                             6.50                910,000(d)          978,701
Centrais Eletricas Brasileiras
 Sr Unsecured
 07-30-19                             6.88                375,000(d)          410,395
Federative Republic of Brazil
 01-15-18                             8.00                265,778             308,302
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                             6.00                307,000             336,165
 10-14-19                             8.88                115,000             149,500
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 01-01-12                            10.00                640,500           3,681,764
 01-01-13                            10.00                740,000           4,149,411
                                                                      ---------------
Total                                                                      10,575,988
-------------------------------------------------------------------------------------

CANADA (2.9%)
Canadian Pacific Railway
 (Canadian Dollar) Sr Unsecured
 06-15-10                             4.90                380,000(d)          375,895
Cascades
 12-15-17                             7.75                695,000(d)          708,900
Devon Financing
 09-30-11                             6.88                110,000             118,371
EnCana
 Sr Unsecured
 11-01-11                             6.30                 30,000              32,146
Govt of Canada
 (Canadian Dollar)
 06-01-18                             4.25              1,730,000           1,797,415


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CANADA (CONT.)
Nova Chemicals
 Sr Unsecured
 11-01-16                             8.38%              $353,000(d)         $367,120
 11-01-19                             8.63                190,000(d)          197,600
Province of British Columbia
 (Canadian Dollar)
 06-18-14                             5.30              1,640,000           1,748,731
Province of Ontario
 (Canadian Dollar)
 03-08-14                             5.00              3,135,000           3,290,098
Province of Quebec
 (Canadian Dollar)
 12-01-17                             4.50              2,283,000           2,310,467
Royal Bank of Canada
 (European Monetary Unit) Sr Unsecured
 01-18-13                             3.25                630,000             868,724
TELUS
 Sr Unsecured
 06-01-11                             8.00                686,000             736,716
Thomson Reuters
 Sr Unsecured
 04-15-40                             5.85                500,000             501,459
Toronto-Dominion Bank
 (European Monetary Unit) Sr Unsecured
 05-14-15                             5.38                600,000             895,569
                                                                      ---------------
Total                                                                      13,949,211
-------------------------------------------------------------------------------------

CAYMAN ISLANDS (0.2%)
Allstate Life Funding LLC
 (British Pound) Sr Secured
 01-17-11                             6.38                250,000             394,090
Pacific Life Funding LLC
 (British Pound) Secured
 02-08-11                             6.25                251,000             395,474
                                                                      ---------------
Total                                                                         789,564
-------------------------------------------------------------------------------------

COLOMBIA (0.3%)
Ecopetrol
 Sr Unsecured
 07-23-19                             7.63                300,000             336,000
Republic of Colombia
 01-27-17                             7.38                230,000             264,960
 09-18-37                             7.38                260,000             289,900
Republic of Colombia
 Sr Unsecured
 03-18-19                             7.38                250,000             287,250
 01-18-41                             6.13                235,000             228,841
                                                                      ---------------
Total                                                                       1,406,951
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.1%)
Czech Republic
 (Czech Koruna)
 06-16-13                             3.70             11,530,000             627,561
-------------------------------------------------------------------------------------

DENMARK (0.4%)
Nykredit Realkredit
 (Danish Krone)
 04-01-28                             5.00             11,114,748           2,067,462
-------------------------------------------------------------------------------------

EL SALVADOR (0.1%)
Republic of El Salvador
 Sr Unsecured
 01-24-23                             7.75                245,000(d)          275,625
-------------------------------------------------------------------------------------

FRANCE (4.4%)
BNP Paribas
 (European Monetary Unit) Sr Sub Notes
 12-17-12                             5.25                555,000             797,890
Caisse Refinance Hypothe
 (European Monetary Unit)
 10-11-10                             4.38                700,000             945,278
Credit Agricole
 (European Monetary Unit) Sr Unsecured
 06-24-13                             6.00                550,000             818,370
Electricite de France
 (European Monetary Unit) Sr Unsecured
 02-05-18                             5.00                750,000           1,098,689
France Telecom
 (European Monetary Unit) Sr Unsecured
 02-21-17                             4.75              1,180,000           1,709,680
Govt of France
 (European Monetary Unit)
 04-25-12                             5.00                540,000             777,328
 04-25-13                             4.00              6,020,000           8,651,578
 10-25-16                             5.00              2,680,000           4,072,563
 10-25-19                             3.75              1,400,000           1,944,193


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FRANCE (CONT.)
Veolia Environnement
 (European Monetary Unit) Sr Unsecured
 01-16-17                             4.38%               315,000            $439,274
                                                                      ---------------
Total                                                                      21,254,843
-------------------------------------------------------------------------------------

GERMANY (5.9%)
Bayerische Landesbank
 (Japanese Yen)
 04-22-13                             1.40            170,000,000           1,831,314
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-10                             5.25                465,000             624,032
 01-04-15                             3.75              1,650,000           2,375,453
 07-04-19                             3.50              2,120,000           2,953,710
 07-04-27                             6.50              4,350,000           7,958,386
 07-04-28                             4.75              2,300,000           3,525,731
 07-04-34                             4.75              4,235,000           6,568,508
Landwirtschaftliche Rentenbank
 (Australian Dollar)
 06-15-11                             5.75              1,250,000           1,162,299
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                             5.75              1,305,000(d)        1,751,321
                                                                      ---------------
Total                                                                      28,750,754
-------------------------------------------------------------------------------------

GREECE (2.3%)
Hellenic Republic
 (European Monetary Unit)
 03-20-11                             3.80              3,500,000           4,333,198
Hellenic Republic
 (European Monetary Unit) Sr Unsecured
 08-20-12                             4.10              4,695,000           5,202,381
 03-20-24                             4.70              1,800,000           1,673,940
                                                                      ---------------
Total                                                                      11,209,519
-------------------------------------------------------------------------------------

INDONESIA (1.6%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                            10.25         21,944,000,000           2,679,359
Govt of Indonesia
 (Indonesian Rupiah) Sr Unsecured Series FR30
 05-15-16                            10.75          9,320,000,000           1,151,755
Govt of Indonesia
 (Indonesian Rupiah) Sr Unsecured Series FR31
 11-15-20                            11.00         19,540,000,000           2,516,312
Perusahaan Penerbit SBSN
 Sr Unsecured
 04-23-14                             8.80               $160,000(d)          187,572
Republic of Indonesia
 Sr Unsecured
 01-17-18                             6.88                500,000(d)          556,250
 10-12-35                             8.50                190,000(d)          238,925
 02-17-37                             6.63                205,000(d)          211,150
 01-17-38                             7.75                140,000(d)          163,450
                                                                      ---------------
Total                                                                       7,704,773
-------------------------------------------------------------------------------------

ITALY (3.1%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 04-15-12                             4.00              1,745,000           2,421,853
 08-01-15                             3.75                700,000             972,971
 02-01-19                             4.25              2,445,000           3,379,340
 11-01-26                             7.25              3,486,283           6,045,189
 11-01-27                             6.50              1,025,000           1,657,928
Intesa Sanpaolo
 (European Monetary Unit) Sr Unsecured
 12-19-13                             5.38                400,000             584,378
Telecom Italia Capital
 11-15-13                             5.25                120,000             126,345
                                                                      ---------------
Total                                                                      15,188,004
-------------------------------------------------------------------------------------

JAPAN (10.3%)
Bayer Holding
 (Japanese Yen)
 06-28-12                             1.96             40,000,000             430,060
Development Bank of Japan
 (Japanese Yen)
 06-20-12                             1.40            326,000,000           3,549,883
Govt of Japan CPI Linked
 (Japanese Yen) Sr Unsecured
 03-10-18                             1.40            346,016,000(m)        3,670,157
Govt of Japan
 (Japanese Yen) Sr Unsecured
 06-20-12                             1.40            175,000,000           1,911,979
 12-20-12                             1.00            823,000,000           8,944,771
 12-20-14                             1.30            200,000,000           2,211,041


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
JAPAN (CONT.)
 09-20-17                             1.70%           811,000,000          $9,160,163
 12-20-22                             1.40            346,000,000           3,598,065
 12-20-26                             2.10            819,000,000           8,972,079
 09-20-29                             2.10            300,000,000           3,226,639
 12-20-34                             2.40            283,000,000           3,169,299
 03-20-39                             2.30            123,000,000           1,350,403
                                                                      ---------------
Total                                                                      50,194,539
-------------------------------------------------------------------------------------

KAZAKHSTAN (0.1%)
KazMunaiGaz Finance
 07-02-18                             9.13               $250,000(d)          296,926
-------------------------------------------------------------------------------------

LUXEMBOURG (0.2%)
Expro Finance Luxembourg
 Sr Secured
 12-15-16                             8.50                618,000(d)          630,168
Gaz Capital for Gazprom
 Sr Unsecured
 11-22-16                             6.21                100,000(d)          101,000
Gaz Capital
 Sr Unsecured
 08-16-37                             7.29                230,000(d)          233,163
                                                                      ---------------
Total                                                                         964,331
-------------------------------------------------------------------------------------

MALAYSIA (0.5%)
Petronas Capital
 05-22-12                             7.00                500,000(d)          550,884
 08-12-19                             5.25              1,980,000(d)        2,059,280
                                                                      ---------------
Total                                                                       2,610,164
-------------------------------------------------------------------------------------

MEXICO (1.7%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-19-13                             8.00             24,940,000           2,147,544
 12-17-15                             8.00             60,280,000           5,140,664
Pemex Project Funding Master Trust
 03-01-18                             5.75                617,000             637,690
United Mexican States
 Sr Unsecured
 09-27-34                             6.75                270,000             292,950
                                                                      ---------------
Total                                                                       8,218,848
-------------------------------------------------------------------------------------

NETHERLANDS (3.9%)
Allianz Finance II
 (European Monetary Unit)
 11-23-16                             4.00                400,000             559,853
BMW Finance
 (European Monetary Unit)
 09-19-13                             8.88                650,000           1,038,974
Deutsche Telekom Intl Finance
 (British Pound)
 12-09-10                             6.25                415,000             651,427
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                             4.00              1,335,000           1,858,359
E.ON Intl Finance
 (European Monetary Unit)
 10-02-17                             5.50                535,000             810,020
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                             5.00              2,880,000           4,174,120
 07-15-13                             4.25              2,345,000           3,404,339
 07-15-16                             4.00              1,700,000           2,457,486
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                             4.75              1,205,000           1,682,294
Nederlandse Waterschapsbank
 (British Pound) Sr Unsub
 06-07-10                             5.38                850,000           1,306,186
Rabobank Nederland
 (European Monetary Unit) Sr Unsecured
 04-04-12                             4.13                600,000             838,954
                                                                      ---------------
Total                                                                      18,782,012
-------------------------------------------------------------------------------------

NEW ZEALAND (0.8%)
Govt of New Zealand
 (New Zealand Dollar)
 04-15-13                             6.50              5,300,000           4,039,771
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

NORWAY (1.3%)
Eksportfinans
 (British Pound) Sr Unsecured
 09-06-10                             6.00%               930,000          $1,442,119
Govt of Norway
 (Norwegian Krone)
 05-16-11                             6.00             28,650,000           5,033,623
                                                                      ---------------
Total                                                                       6,475,742
-------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.3%)
Power Sector Assets & Liabilities Management
 05-27-19                             7.25               $790,000(d)          862,048
Republic of Philippines
 Sr Unsecured
 01-15-16                             8.00                100,000             120,120
 01-14-31                             7.75                405,000             470,813
                                                                      ---------------
Total                                                                       1,452,981
-------------------------------------------------------------------------------------

POLAND (1.3%)
Govt of Poland
 (Polish Zloty)
 04-25-13                             5.25              6,400,000           2,208,344
 10-25-17                             5.25             12,635,000           4,247,338
                                                                      ---------------
Total                                                                       6,455,682
-------------------------------------------------------------------------------------

QATAR (0.3%)
Ras Laffan Liquefied Natural Gas 3
 Sr Secured
 09-30-14                             5.50                310,000(d)          335,112
State of Qatar
 Sr Notes
 04-09-19                             6.55                550,000(d)          626,353
 01-20-20                             5.25                435,000(d)          450,769
                                                                      ---------------
Total                                                                       1,412,234
-------------------------------------------------------------------------------------

RUSSIA (0.3%)
Russian Federation
 03-31-30                             7.50              1,191,400(d)        1,366,536
TransCapitalInvest for Transneft
 Sr Unsecured
 03-05-14                             5.67                200,000(d)          208,564
 08-07-18                             8.70                100,000(d)          120,269
                                                                      ---------------
Total                                                                       1,695,369
-------------------------------------------------------------------------------------

SOUTH AFRICA (0.4%)
Republic of South Africa
 (South African Rand) Sr Unsecured
 12-21-14                             8.75             14,625,000           2,055,029
-------------------------------------------------------------------------------------

SOUTH KOREA (0.7%)
Export-Import Bank of Korea
 Sr Unsecured
 01-21-14                             8.13                810,000             933,523
 01-14-15                             5.88                450,000             489,089
Korea Development Bank
 (Japanese Yen) Sr Unsecured
 06-28-10                             0.87            200,000,000           2,122,850
                                                                      ---------------
Total                                                                       3,545,462
-------------------------------------------------------------------------------------

SPAIN (2.6%)
AyT Cedulas Cajas Global
 (European Monetary Unit)
 06-14-18                             4.25              1,500,000           1,893,849
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                             3.50              1,800,000           2,424,546
Govt of Spain
 (European Monetary Unit)
 07-30-17                             5.50              2,050,000           3,043,021
Instituto de Credito Oficial
 (Australian Dollar)
 03-08-11                             5.50              1,210,000           1,113,600
Santander Intl Debt
 (European Monetary Unit) Bank Guaranteed
 04-11-11                             5.13              1,200,000           1,644,665
Telefonica Emisiones
 04-27-20                             5.13              1,570,000           1,571,558
Telefonica Emisiones SAU
 (European Monetary Unit)
 02-02-16                             4.38                550,000             756,708
                                                                      ---------------
Total                                                                      12,447,947
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

SUPRA-NATIONAL (0.8%)
Corp Andina de Fomento
 Sr Unsecured
 06-04-19                             8.13%              $730,000            $876,907
European Investment Bank
 (British Pound) Sr Unsecured
 12-07-11                             5.50              1,695,000           2,766,624
                                                                      ---------------
Total                                                                       3,643,531
-------------------------------------------------------------------------------------

SWEDEN (1.0%)
Govt of Sweden
 (Swedish Krona)
 05-05-14                             6.75             29,625,000           4,836,205
-------------------------------------------------------------------------------------

TUNISIA (0.4%)
Banque Centrale de Tunisie
 (Japanese Yen)
 08-02-10                             3.30            190,000,000           2,023,008
-------------------------------------------------------------------------------------

TURKEY (0.3%)
Republic of Turkey
 04-03-18                             6.75                204,000             221,850
 06-05-20                             7.00                235,000             257,031
 03-17-36                             6.88                540,000             542,025
Republic of Turkey
 Sr Unsecured
 07-14-17                             7.50                350,000             398,125
                                                                      ---------------
Total                                                                       1,419,031
-------------------------------------------------------------------------------------

UNITED KINGDOM (3.4%)
MetLife of Connecticut
 (Japanese Yen)
 05-24-12                             0.93            100,000,000(i)        1,016,823
SABMiller
 Sr Unsecured
 01-15-14                             5.70              1,275,000(d)        1,405,319
United Kingdom Treasury
 (British Pound)
 03-07-19                             4.50              2,440,000           3,938,226
 03-07-25                             5.00                660,000           1,084,939
 12-07-27                             4.25              1,750,000           2,630,643
 03-07-36                             4.25              1,400,000           2,068,100
 12-07-38                             4.75              1,690,000           2,702,831
 12-07-49                             4.25              1,185,000           1,750,499
                                                                      ---------------
Total                                                                      16,597,380
-------------------------------------------------------------------------------------

UNITED STATES (37.5%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (AGM)
 07-06-12                             5.49                167,393(l)          167,993
Amkor Technology
 Sr Unsecured
 05-01-18                             7.38                237,000(d,g)        238,185
Anadarko Petroleum
 03-15-40                             6.20                215,000             217,623
Anadarko Petroleum
 Sr Unsecured
 03-15-14                             7.63                220,000             256,224
Anheuser-Busch InBev Worldwide
 01-15-14                             7.20                710,000(d)          817,290
Ashland
 06-01-17                             9.13                180,000(d)          205,200
AT&T
 Sr Unsecured
 02-15-39                             6.55              2,205,000           2,363,958
Ball
 09-01-16                             7.13                 30,000              31,875
 03-15-18                             6.63                 75,000              76,313
 09-01-19                             7.38                 35,000              36,838
 09-15-20                             6.75                234,000             239,264
Bank of America
 (British Pound) Sr Unsecured
 02-02-11                             0.71                950,000(i)        1,431,489
Bank of America
 Sr Unsecured
 05-01-18                             5.65              2,190,000           2,215,097
BellSouth
 Sr Unsecured
 10-15-11                             6.00                785,000             838,474
BMW Vehicle Lease Trust
 Series 2009-1 Cl A2
 04-15-11                             2.04                880,987             883,237
Brocade Communications Systems
 Sr Secured
 01-15-18                             6.63                 76,000(d)           78,090
 01-15-20                             6.88                 67,000(d)           69,010
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                             7.75                820,000(d)          891,749


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
CCO Holdings LLC/ Capital
 04-30-18                             7.88%              $136,000(d)         $139,400
 04-30-20                             8.13                 58,000(d)           59,305
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                             7.00                605,000             690,618
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75              1,270,000           1,331,849
CF Inds
 Sr Unsecured
 05-01-18                             6.88                 65,000              67,844
 05-01-20                             7.13                 65,000              68,413
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                             8.00                945,000(d)        1,001,700
Chesapeake Energy
 01-15-16                             6.63                290,000             285,650
Chrysler Financial Lease Trust
 Series 2010-A Cl A2
 06-15-11                             1.78              1,300,000(d)        1,298,760
CIT Group
 Sr Secured
 05-01-16                             7.00                535,000             508,919
Citibank Credit Card Issuance Trust
 (European Monetary Unit) Series 2001-A4 Cl A4
 04-10-13                             5.38              1,160,000           1,605,663
CitiFinancial Auto Issuance Trust
 Series 2009-1 Cl A2
 11-15-12                             1.83              5,050,000(d)        5,073,672
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43              1,700,000(f)        1,739,736
Citigroup
 (European Monetary Unit) Sr Unsecured
 08-02-19                             5.00                595,000             781,771
Citigroup
 Sr Unsecured
 05-15-18                             6.13                700,000             725,876
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                             8.88                750,000             955,097
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              3,170,000           3,616,193
Comcast
 07-01-39                             6.55              1,340,000           1,417,960
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             0.56                400,000(d,f,i)      351,246
Cooper-Standard Automotive
 Sr Notes
 05-01-18                             8.50                116,000(d,g)        118,900
Credit Suisse First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82                488,691(f)          487,349
Cricket Communications
 Sr Secured
 05-15-16                             7.75                317,000             328,888
CSC Holdings LLC
 Sr Unsecured
 04-15-14                             8.50                285,000(d)          306,375
 02-15-19                             8.63                100,000(d)          108,625
DaVita
 03-15-13                             6.63                615,000             621,150
Del Monte
 10-15-19                             7.50                370,000(d)          390,813
Denbury Resources
 04-01-13                             7.50                340,000             340,425
 03-01-16                             9.75                310,000             342,550
DISH DBS
 10-01-14                             6.63                550,000             555,500
 02-01-16                             7.13                290,000             294,350
Dominion Resources
 Sr Unsecured Series F
 08-01-33                             5.25              1,460,000           1,578,275
Dow Chemical
 (European Monetary Unit) Sr Unsecured
 05-27-11                             4.63                520,000             708,793
Dow Chemical
 Sr Unsecured
 05-15-19                             8.55              1,400,000           1,710,683
Dr Pepper Snapple Group
 12-21-11                             1.70              1,310,000           1,314,706


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
DTE Energy
 Sr Unsecured
 06-01-11                             7.05%              $115,000            $121,283
 05-15-14                             7.63              1,540,000           1,777,267
Duke Energy Indiana
 1st Mtge
 08-15-38                             6.35                940,000           1,056,889
Duke Energy
 Sr Unsecured
 02-01-14                             6.30                450,000             505,160
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              1,600,000(d,l)      1,568,128
El Paso
 Sr Unsecured
 12-12-13                            12.00                405,000             481,950
Embarq
 Sr Unsecured
 06-01-36                             8.00                920,000             985,107
ERAC USA Finance LLC
 10-15-37                             7.00                905,000(d)          965,051
Exelon
 Sr Unsecured
 06-15-10                             4.45              1,000,000           1,004,463
Federal Home Loan Mtge Corp #A11799
 08-01-33                             6.50                132,345(f)          145,297
Federal Home Loan Mtge Corp #A15881
 11-01-33                             5.00                917,267(f)          957,510
Federal Home Loan Mtge Corp #E91486
 09-01-17                             6.50                 94,594(f)          102,374
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00                387,042(f)          413,031
Federal Home Loan Mtge Corp #G01960
 12-01-35                             5.00              2,280,527(f)        2,373,102
Federal Natl Mtge Assn
 10-15-14                             4.63              3,130,000(n)        3,419,888
 11-15-30                             6.63              2,300,000(n)        2,816,782
Federal Natl Mtge Assn #545874
 08-01-32                             6.50                142,336(f)          158,508
Federal Natl Mtge Assn #555528
 04-01-33                             6.00                645,387(f)          699,485
Federal Natl Mtge Assn #555734
 07-01-23                             5.00                628,962(f)          659,733
Federal Natl Mtge Assn #555740
 08-01-18                             4.50                828,764(f)          875,738
Federal Natl Mtge Assn #555851
 01-01-33                             6.50                737,091(f)          812,113
Federal Natl Mtge Assn #575487
 04-01-17                             6.50                346,394(f)          377,401
Federal Natl Mtge Assn #621581
 12-01-31                             6.50                179,806(f)          198,385
Federal Natl Mtge Assn #633966
 03-01-17                             6.00                 65,151(f)           70,421
Federal Natl Mtge Assn #634749
 03-01-17                             5.50                396,651(f)          429,073
Federal Natl Mtge Assn #640996
 05-01-32                             7.50                259,582(f)          293,555
Federal Natl Mtge Assn #643381
 06-01-17                             6.00                173,510(f)          187,543
Federal Natl Mtge Assn #645053
 05-01-32                             7.00                470,055(f)          526,055
Federal Natl Mtge Assn #646147
 06-01-32                             7.00                265,498(f)          300,000
Federal Natl Mtge Assn #652284
 08-01-32                             6.50                278,314(f)          306,641
Federal Natl Mtge Assn #653145
 07-01-17                             6.00                134,890(f)          146,634
Federal Natl Mtge Assn #653730
 09-01-32                             6.50                140,927(f)          156,937
Federal Natl Mtge Assn #655589
 08-01-32                             6.50                996,972(f)        1,107,753
Federal Natl Mtge Assn #666424
 08-01-32                             6.50                152,252(f)          167,749
Federal Natl Mtge Assn #670461
 11-01-32                             7.50                142,244(f)          160,860
Federal Natl Mtge Assn #677333
 01-01-33                             6.00              2,974,741(f)        3,224,091
Federal Natl Mtge Assn #688034
 03-01-33                             5.50                330,312(f)          354,531
Federal Natl Mtge Assn #688691
 03-01-33                             5.50                492,886(f)          523,158
Federal Natl Mtge Assn #711503
 06-01-33                             5.50                697,475(f)          742,791
Federal Natl Mtge Assn #720576
 06-01-33                             5.00              1,697,642(f)        1,772,657


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #735029
 09-01-13                             5.32%              $606,391(f)         $640,100
Federal Natl Mtge Assn #741850
 09-01-33                             5.50              1,415,401(f)        1,502,330
Federal Natl Mtge Assn #753507
 12-01-18                             5.00              1,442,715(f)        1,538,103
Federal Natl Mtge Assn #755498
 11-01-18                             5.50                631,617(f)          679,409
Federal Natl Mtge Assn #756788
 11-01-33                             6.50                211,362(f)          232,674
Federal Natl Mtge Assn #928019
 01-01-37                             5.50              1,453,117(f,k)      1,533,734
Florida Power
 1st Mtge
 06-15-38                             6.40                520,000             588,244
 04-01-40                             5.65                810,000             821,779
Forest Oil
 02-15-14                             8.50                320,000             340,000
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25                413,162(d,f)        435,023
General Electric Capital
 Sr Unsecured
 01-08-20                             5.50              1,215,000           1,265,709
 01-10-39                             6.88                455,000             505,763
Georgia-Pacific LLC
 05-01-16                             8.25                230,000(d)          251,850
Goldman Sachs Group
 (European Monetary Unit) Sr Unsecured
 05-02-18                             6.38                350,000             500,373
Goldman Sachs Group
 Sr Unsecured
 02-15-19                             7.50                440,000             486,658
 03-15-20                             5.38                450,000             437,099
Govt Natl Mtge Assn #604708
 10-15-33                             5.50                700,019(f)          749,152
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             1.92                130,231(e,f)          2,315
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                             3.86                725,000(f)          737,144
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88                500,000(f)          513,639
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                             5.44              2,100,000(f)        2,107,605
Greif
 Sr Unsecured
 02-01-17                             6.75                195,000             196,463
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.10              1,250,000(d,f,i)    1,039,880
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             6.00                775,000(f)           95,301
GTP Towers Issuer LLC
 02-15-15                             4.44                450,000(d)          462,198
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
 04-19-34                             4.76              1,733,542(f,i)      1,596,209
HCA
 Sr Secured
 02-15-17                             9.88                325,000(d)          359,938
 09-15-20                             7.25                745,000(d)          782,250
HJ Heinz Finance
 07-15-11                             6.63                500,000             532,527
Indiana Michigan Power
 Sr Unsecured
 03-15-37                             6.05                 85,000              86,944
INVISTA
 Sr Unsecured
 05-01-12                             9.25                465,000(d)          470,813
Jarden
 05-01-16                             8.00                300,000             316,125
JPMorgan Chase & Co
 Sr Unsecured
 04-23-19                             6.30                880,000             973,165


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13%              $181,664(f)         $187,087
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97                127,832(f)          130,975
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77              1,200,000(f)        1,255,852
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.40                675,000(d,f)        146,910
K Hovnanian Enterprises
 Sr Secured
 10-15-16                            10.63                470,000             514,650
Kraft Foods
 Sr Unsecured
 02-19-14                             6.75                145,000             164,396
 08-11-17                             6.50                404,000             457,025
 02-01-18                             6.13              2,125,000           2,347,347
L-3 Communications
 07-15-13                             6.13                320,000             324,800
L-3 Communications
 Series B
 10-15-15                             6.38                531,000             543,611
Lamar Media
 04-01-14                             9.75                255,000             283,688
Lamar Media
 Sr Sub Notes
 04-15-18                             7.88                 73,000(d)           75,008
LBI Escrow
 Sr Secured
 11-01-17                             8.00                181,000(d)          187,788
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97                750,000(f)          764,498
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             6.05                750,000(f)          810,735
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                             5.87                900,000(f)          904,319
Lear
 03-15-18                             7.88                214,000             219,082
 03-15-20                             8.13                117,000             119,633
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88              1,320,000(b,o)        293,700
Live Nation Entertainment
 Sr Unsecured
 05-15-18                             8.13                 50,000(d,g)         51,500
Manitowoc
 11-01-13                             7.13                470,000             470,000
Mantech Intl
 04-15-18                             7.25                 57,000(d,n)         58,140
Mellon Funding
 (British Pound)
 11-08-11                             6.38                370,000             599,854
Merrill Lynch & Co
 (British Pound) Sr Unsub
 09-24-10                             5.13                221,000             339,381
Metropolitan Life Global Funding I
 (British Pound) Sr Secured
 01-27-11                             4.63                540,000             837,547
MGM MIRAGE
 Sr Secured
 11-15-17                            11.13                290,000(d)          329,150
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                             8.56                293,215             299,080
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59                750,000(f)          754,830
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                             5.97                575,000(f)          624,167
Morgan Stanley
 (British Pound) Sr Unsecured
 04-11-11                             7.50                470,000             747,861
Morgan Stanley
 (European Monetary Unit) Sr Unsecured
 10-02-17                             5.50                625,000             862,092
Morgan Stanley
 Sr Unsecured
 04-01-18                             6.63                205,000             217,351


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Nalco
 Sr Notes
 05-15-17                             8.25%              $570,000(d)         $609,900
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              2,400,000(e)          250,531
Nevada Power
 Series L
 01-15-15                             5.88              1,000,000           1,102,346
Nevada Power
 Series O
 05-15-18                             6.50                365,000             406,932
New Communications Holdings
 Sr Notes
 04-15-15                             7.88                 78,000(d)           80,438
 04-15-17                             8.25                194,000(d)          200,548
 04-15-20                             8.50                158,000(d)          161,950
Nextel Communications
 Series D
 08-01-15                             7.38                445,000             433,318
Nielsen Finance LLC
 08-01-14                            10.00                200,000             210,000
NiSource Finance
 09-15-17                             5.25              1,575,000           1,616,499
Northern States Power
 1st Mtge Series B
 08-28-12                             8.00                515,000             590,029
Northwest Pipeline
 Sr Unsecured
 04-15-17                             5.95              1,085,000           1,190,042
NRG Energy
 02-01-16                             7.38              1,290,000           1,277,100
Omnicare
 12-15-13                             6.75                575,000             580,031
Oshkosh
 03-01-17                             8.25                146,000(d)          153,665
 03-01-20                             8.50                106,000(d)          111,830
Pacific Gas & Electric
 Sr Unsecured
 01-15-40                             5.40                425,000             416,403
PacifiCorp
 1st Mtge
 10-15-37                             6.25                200,000             219,624
 01-15-39                             6.00                440,000             469,602
Petrohawk Energy
 08-01-14                            10.50                480,000             532,800
Phillips-Van Heusen
 Sr Unsecured
 05-15-20                             7.38                110,000(g)          112,750
Potomac Electric Power
 1st Mtge
 04-15-14                             4.65                280,000             298,232
PPL Electric Utilities
 1st Mtge
 11-30-13                             7.13              2,850,000           3,330,411
Progress Energy
 Sr Unsecured
 03-01-11                             7.10                325,000             340,698
 03-15-14                             6.05                875,000             973,571
 12-01-39                             6.00                245,000             250,849
Quicksilver Resources
 08-01-15                             8.25                245,000             252,963
QVC
 Sr Secured
 04-15-17                             7.13                316,000(d)          320,740
 10-15-20                             7.38                316,000(d)          320,740
Qwest Communications Intl
 04-01-18                             7.13                370,000(d)          382,025
Qwest
 Sr Unsecured
 10-01-14                             7.50                175,000             191,406
Range Resources
 05-15-16                             7.50                320,000             332,800
 05-15-19                             8.00                720,000             777,599
Regal Cinemas
 07-15-19                             8.63                200,000             212,000
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57                404,351             381,555
Reynolds Group Issuer LLC
 Sr Secured
 10-15-16                             7.75                265,000(d)          273,612


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13%            $2,190,000          $2,227,102
Santander Drive Auto Receivables Trust
 Series 2007-1 Cl A4 (FGIC)
 09-15-14                             0.30              1,001,884(i,l)        990,535
SBA Telecommunications
 08-15-16                             8.00                240,000(d)          253,200
 08-15-19                             8.25                 85,000(d)           91,163
SCANA
 Sr Unsecured
 05-15-11                             6.88                205,000             215,812
Select Medical
 02-01-15                             7.63                819,000             778,050
Sierra Pacific Power
 Series M
 05-15-16                             6.00              2,935,000           3,239,837
Southern California Gas
 1st Mtge
 03-15-14                             5.50                845,000             938,019
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90              2,131,000(d)        2,259,455
Speedway Motorsports
 06-01-16                             8.75                435,000             466,538
Sprint Nextel
 Sr Unsecured
 08-15-17                             8.38                150,000             155,063
Tampa Electric
 Sr Unsecured
 05-15-18                             6.10                620,000             679,170
TCM Sub LLC
 01-15-15                             3.55                845,000(d)          844,304
Toledo Edison
 Sr Secured
 05-15-37                             6.15                450,000             463,305
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                             6.40              3,590,000           4,063,830
TransDigm
 07-15-14                             7.75                200,000(d)          204,000
tw telecom holdings
 Sr Notes
 03-01-18                             8.00                216,000(d)          222,750
U.S. Treasury
 10-31-11                             1.00                670,000             672,827
 07-15-12                             1.50              2,130,000(n)        2,151,798
 03-31-15                             2.50              4,357,000(n)        4,378,785
 06-30-16                             3.25                800,000(n)          817,000
 02-15-20                             3.63              2,080,000(n)        2,073,824
 08-15-23                             6.25              7,900,000           9,662,689
 11-15-39                             4.38              1,070,000(n)        1,043,250
United States Steel
 Sr Notes
 04-01-20                             7.38                173,000             177,325
US Cellular
 Sr Unsecured
 12-15-33                             6.70                165,000             163,460
Valmont Inds
 Sr Unsecured
 04-20-20                             6.63                632,000             646,463
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88              2,380,000           2,587,533
Verizon New York
 Sr Unsecured Series B
 04-01-32                             7.38                855,000             949,277
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09                800,000(f)          822,145
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                             5.58                500,000(f)          520,842
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73                900,000(f)          934,422
Wells Fargo & Co
 (British Pound) Sr Unsecured
 11-30-10                             4.75              1,300,000           2,018,162
Wells Fargo & Co
 (European Monetary Unit) Sr Unsecured
 11-03-16                             4.13                330,000             450,808


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Windstream
 08-01-16                             8.63%              $315,000            $322,481
 03-15-19                             7.00                 40,000              37,700
                                                                      ---------------
Total                                                                     181,521,093
-------------------------------------------------------------------------------------

URUGUAY (0.2%)
Republic of Uruguay
 11-18-22                             8.00                450,000             535,500
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63                275,000             312,125
                                                                      ---------------
Total                                                                         847,625
-------------------------------------------------------------------------------------

VENEZUELA (0.4%)
Petroleos de Venezuela
 04-12-17                             5.25              1,190,000             772,013
Republic of Venezuela
 02-26-16                             5.75                620,000             446,400
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50                160,000             138,000
 05-07-23                             9.00                931,000             693,595
                                                                      ---------------
Total                                                                       2,050,008
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $456,170,956)                                                     $471,874,388
-------------------------------------------------------------------------------------



SENIOR LOANS (0.1%)(j)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
UNITED STATES
FairPoint Communications
 Tranche B Term Loan
 03-31-15                             5.00%              $558,658(b,o)       $466,943
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $319,170)                                                             $466,943
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              4,767,900(q)          $4,767,900
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,767,900)                                                         $4,767,900
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (0.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(P)
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $3,228,392                          0.19%           $3,228,341            $3,228,341
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $3,228,341)                                                         $3,228,341
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $464,486,367)(r)                                                  $480,337,572
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2010



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
Euro-Bobl, 5-year                  9         $1,415,759    June 2010          $16,329
Euro-Bund, 10-year                 1            166,213    June 2010            2,848
Japanese Govt Bond, 10-
  year                             6          8,923,339    June 2010           24,136
U.S. Treasury Note, 5-
  year                           (55)        (6,372,266)   July 2010          (33,989)
U.S. Treasury Note, 10-
  year                            11          1,296,969    June 2010            8,491
U.S. Treasury Ultra Bond,
  30-year                        (11)        (1,364,344)   June 2010          (17,204)
-------------------------------------------------------------------------------------
Total                                                                            $611
-------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                        CURRENCY TO              CURRENCY TO         UNREALIZED     UNREALIZED
EXCHANGE DATE          BE DELIVERED              BE RECEIVED        APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------
May 6, 2010                    2,714,626               34,150,000       $59,151             $--
                             U.S. Dollar             Mexican Peso
-----------------------------------------------------------------------------------------------

May 7, 2010                    6,150,000                4,375,200            --        (113,438)
                        Singapore Dollar              U.S. Dollar
-----------------------------------------------------------------------------------------------

May 7, 2010                    5,032,216              229,620,000       141,804              --
                             U.S. Dollar             Indian Rupee
-----------------------------------------------------------------------------------------------

May 13, 2010                   1,764,000                2,393,766        45,240              --
                  European Monetary Unit              U.S. Dollar
-----------------------------------------------------------------------------------------------

May 13, 2010                   3,700,000                4,915,953            --         (10,092)
                  European Monetary Unit              U.S. Dollar
-----------------------------------------------------------------------------------------------

May 21, 2010                   3,012,948                3,025,000            --         (34,644)
                             U.S. Dollar          Canadian Dollar
-----------------------------------------------------------------------------------------------

May 24, 2010                   2,788,347                4,910,000        24,416              --
                             U.S. Dollar           Brazilian Real
-----------------------------------------------------------------------------------------------

May 25, 2010                   7,117,019               39,350,000        49,001              --
                             Swiss Franc          Norwegian Krone
-----------------------------------------------------------------------------------------------

May 27, 2010                     280,000                  431,113         2,736              --
                           British Pound              U.S. Dollar
-----------------------------------------------------------------------------------------------

May 28, 2010                  16,904,780            1,591,585,000        43,754              --
                             U.S. Dollar             Japanese Yen
-----------------------------------------------------------------------------------------------

June 7, 2010                   2,188,000                2,519,054         6,738              --
                           British Pound   European Monetary Unit
-----------------------------------------------------------------------------------------------
Total                                                                  $372,840       $(158,174)
-----------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $41,872,074 or 8.63% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2010.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At April 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $513,000. See Note 2 to the financial statements.

(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2010.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(k) At April 30, 2010, investments in securities included securities valued at $405,519 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     FGIC   --   Financial Guaranty Insurance Company


(m) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(o)  This position is in bankruptcy.

(p) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                              VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $2,367,587
Freddie Mac Gold Pool                                797,867
Freddie Mac Non Gold Pool                            127,453
------------------------------------------------------------
Total market value of collateral securities      $3,292,907
------------------------------------------------------------


(q) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(r) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $464,486,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $26,062,000
     Unrealized depreciation                         (10,210,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $15,852,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
26  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                              FAIR VALUE AT APRIL 30, 2010
                            ----------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER          LEVEL 3
                                IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)              IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
--------------------------------------------------------------------------------------------
Bonds
  Foreign Government
    Obligations &
    Agencies                           $--      $255,278,358            $--     $255,278,358
  U.S. Government
    Obligations &
    Agencies                    20,800,172         6,236,670             --       27,036,842
  Asset-Backed
    Securities                          --        12,682,272      2,067,462       14,749,734
  Commercial Mortgage-
    Backed Securities                   --        16,003,805             --       16,003,805
  Residential Mortgage-
    Backed Securities                   --        26,077,052             --       26,077,052
Corporate Debt
  Securities
  Life Insurance                        --                --      1,016,823        1,016,823
  All Other Industries                  --       131,711,774             --      131,711,774
--------------------------------------------------------------------------------------------
Total Bonds                     20,800,172       447,989,931      3,084,285      471,874,388
--------------------------------------------------------------------------------------------
Other
  Senior Loans                          --           466,943             --          466,943
  Affiliated Money
    Market Fund(b)               4,767,900                --             --        4,767,900
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                --         3,228,341             --        3,228,341
--------------------------------------------------------------------------------------------
Total Other                      4,767,900         3,695,284             --        8,463,184
--------------------------------------------------------------------------------------------
Investments in
  Securities                    25,568,072       451,685,215      3,084,285      480,337,572
Other Financial
  Instruments(c)                       611           214,666             --          215,277
--------------------------------------------------------------------------------------------
Total                          $25,568,683      $451,899,881     $3,084,285     $480,552,849
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
28  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                     ASSET-BACKED    CORPORATE DEBT
                                      SECURITIES       SECURITIES         TOTAL
---------------------------------------------------------------------------------
Balance as of Oct. 31, 2009           $2,060,678              $--      $2,060,678
  Accrued discounts/premiums                 360           12,469          12,829
  Realized gain (loss)                    26,450               --          26,450
  Change in unrealized
    appreciation (depreciation)*        (175,426)         (43,042)       (218,468)
  Net purchases (sales)                  155,400        1,047,396       1,202,796
  Transfers in and/or out of
    Level 3                                   --               --              --
---------------------------------------------------------------------------------
Balance as of April 30, 2010          $2,067,462       $1,016,823      $3,084,285
---------------------------------------------------------------------------------


** Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $(218,466), which is comprised of Asset-Backed Securities of $(175,424) and Corporate Debt Securities of $(43,042).



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  29

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $456,490,126)             $472,341,331
  Affiliated money market fund (identified cost $4,767,900)           4,767,900
  Investments of cash collateral received for securities on loan
    (identified cost $3,228,341)                                      3,228,341
-------------------------------------------------------------------------------
Total investments in securities (identified cost $464,486,367)      480,337,572
Cash                                                                     37,800
Foreign currency holdings (identified cost $1,266,473)                1,257,658
Capital shares receivable                                               466,276
Dividends and accrued interest receivable                             7,534,569
Receivable for investment securities sold                               999,470
Unrealized appreciation on forward foreign currency contracts           372,840
-------------------------------------------------------------------------------
Total assets                                                        491,006,185
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  987,458
Payable for investment securities purchased                           1,356,145
Payable upon return of securities loaned                              3,228,341
Variation margin payable on futures contracts                            29,173
Unrealized depreciation on forward foreign currency contracts           158,174
Accrued investment management services fees                               9,397
Accrued distribution fees                                                 2,913
Accrued transfer agency fees                                              2,091
Accrued administrative services fees                                      1,062
Accrued plan administration services fees                                     2
Other accrued expenses                                                   91,177
-------------------------------------------------------------------------------
Total liabilities                                                     5,865,933
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $485,140,252
-------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                    $    697,510
Additional paid-in capital                                          481,610,617
Undistributed net investment income                                   1,327,133
Accumulated net realized gain (loss)                                (14,383,680)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         15,888,672
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $485,140,252
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 13,643,883
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
30  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $245,210,616           35,271,103                       $6.95(1)
Class B          $ 27,192,706            3,890,532                       $6.99
Class C          $  6,051,805              873,354                       $6.93
Class I          $159,398,342           22,907,580                       $6.96
Class R2         $      4,970                  716                       $6.94
Class R3         $      4,971                  716                       $6.94
Class R4         $    330,277               47,467                       $6.96
Class R5         $      4,972                  715                       $6.95
Class W          $ 46,941,593            6,758,838                       $6.95
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.30. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  31

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                             12,368,220
Income distributions from affiliated money market fund                    9,688
Income from securities lending -- net                                     7,739
  Less foreign taxes withheld                                           (61,822)
-------------------------------------------------------------------------------
Total income                                                         12,323,825
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,800,239
Distribution fees
  Class A                                                               313,922
  Class B                                                               144,919
  Class C                                                                31,802
  Class R2                                                                    3
  Class R3                                                                    1
  Class W                                                                69,139
Transfer agency fees
  Class A                                                               296,512
  Class B                                                                36,484
  Class C                                                                 7,688
  Class R4                                                                   53
  Class W                                                                55,312
Administrative services fees                                            203,500
Plan administration services fees
  Class R2                                                                    1
  Class R3                                                                    1
  Class R4                                                                  264
Compensation of board members                                             8,782
Custodian fees                                                           37,250
Printing and postage                                                     40,500
Registration fees                                                        31,850
Professional fees                                                        17,325
Other                                                                    22,536
-------------------------------------------------------------------------------
Total expenses                                                        3,118,083
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (153,267)
-------------------------------------------------------------------------------
Total net expenses                                                    2,964,816
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       9,359,009
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
32  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $  3,133,864
  Foreign currency transactions                                        (465,234)
  Futures contracts                                                     566,872
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                               3,235,502
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (16,861,135)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (13,625,633)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ (4,266,624)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  9,359,009  $  14,084,975
Net realized gain (loss) on investments                                   3,235,502     (6,929,498)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (16,861,135)    96,312,630
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (4,266,624)   103,468,107
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (3,131,426)   (14,451,166)
    Class B                                                                (266,196)    (2,363,547)
    Class C                                                                 (59,878)      (247,912)
    Class I                                                              (2,459,176)   (12,198,283)
    Class R2                                                                    (13)           N/A
    Class R3                                                                    (13)           N/A
    Class R4                                                                 (2,402)        (7,374)
    Class R5                                                                    (13)           N/A
    Class W                                                                (701,512)    (5,231,186)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (6,620,629)   (34,499,468)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
34  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 26,645,551  $  34,656,103
  Class B shares                                                          2,794,765      4,760,950
  Class C shares                                                          2,033,842      1,892,530
  Class I shares                                                         20,744,715     44,757,560
  Class R2 shares                                                             5,000            N/A
  Class R3 shares                                                             5,000            N/A
  Class R4 shares                                                           193,057         42,421
  Class R5 shares                                                             5,000            N/A
  Class W shares                                                          2,909,095     47,318,890
Reinvestment of distributions at net asset value
  Class A shares                                                          2,925,843     13,585,257
  Class B shares                                                            250,629      2,243,075
  Class C shares                                                             56,058        228,357
  Class I shares                                                          2,459,028     12,197,728
  Class R4 shares                                                             2,402          7,374
  Class W shares                                                            701,448      5,230,912
Conversions from Class B to Class A
  Class A shares                                                             16,107      6,603,705
  Class B shares                                                            (16,107)    (6,603,705)
Payments for redemptions
  Class A shares                                                        (31,822,119)   (83,721,233)
  Class B shares                                                         (5,183,411)   (17,508,600)
  Class C shares                                                         (1,443,088)    (1,461,886)
  Class I shares                                                        (29,926,562)  (115,655,803)
  Class R4 shares                                                           (29,301)       (18,796)
  Class W shares                                                        (15,769,830)  (135,568,998)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (22,442,878)  (187,014,159)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (33,330,131)  (118,045,520)
Net assets at beginning of period                                       518,470,383    636,515,903
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $485,140,252  $ 518,470,383
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $  1,327,133  $  (1,411,247)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                       YEAR ENDED OCT. 31,
CLASS A                                             APRIL 30, 2010       ----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $7.10            $6.16       $6.89      $6.60      $6.59       $7.02
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13              .17         .22        .20        .19         .16
Net gains (losses) (both realized and
 unrealized)                                              (.19)            1.15        (.73)       .35        .14        (.23)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.06)            1.32        (.51)       .55        .33        (.07)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.38)       (.22)      (.26)      (.32)       (.36)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.95            $7.10       $6.16      $6.89      $6.60       $6.59
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.89%)          22.12%      (7.66%)     8.63%      5.17%      (1.18%)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.34%(b)         1.36%       1.32%      1.37%      1.39%       1.37%
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.25%(b)         1.25%       1.25%      1.25%      1.25%       1.35%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.63%(b)         2.72%       3.26%      3.08%      2.77%       2.42%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $245             $253        $249       $259       $276        $353
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              69%         75%        77%        68%         73%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED OCT. 31,
CLASS B                                             APRIL 30, 2010       ----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $7.14            $6.23       $6.96      $6.67      $6.59       $7.02
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .13         .17        .15        .13         .10
Net gains (losses) (both realized and
 unrealized)                                              (.19)            1.15        (.73)       .35        .16        (.23)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.09)            1.28        (.56)       .50        .29        (.13)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)            (.37)       (.17)      (.21)      (.21)       (.30)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.99            $7.14       $6.23      $6.96      $6.67       $6.59
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (1.22%)          21.14%      (8.28%)     7.68%      4.45%      (1.98%)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.10%(b)         2.13%       2.09%      2.13%      2.16%       2.13%
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 2.02%(b)         2.01%       2.01%      2.01%      2.02%       2.12%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.82%(b)         2.00%       2.49%      2.30%      1.98%       1.65%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $27              $30         $42        $47        $63        $111
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              69%         75%        77%        68%         73%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED OCT. 31,
CLASS C                                             APRIL 30, 2010       ----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $7.08            $6.18       $6.91      $6.62      $6.57       $6.99
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .13         .17        .15        .14         .11
Net gains (losses) (both realized and
 unrealized)                                              (.18)            1.14        (.73)       .35        .13        (.22)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.08)            1.27        (.56)       .50        .27        (.11)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.37)       (.17)      (.21)      (.22)       (.31)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.93            $7.08       $6.18      $6.91      $6.62       $6.57
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (1.19%)          21.15%      (8.27%)     7.75%      4.25%      (1.83%)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.09%(b)         2.12%       2.08%      2.13%      2.16%       2.14%
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 2.01%(b)         2.01%       2.01%      2.01%      2.02%       2.12%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.88%(b)         1.94%       2.51%      2.32%      2.00%       1.65%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6               $6          $4         $3         $3          $4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              69%         75%        77%        68%         73%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                      YEAR ENDED OCT. 31,
CLASS I                                             APRIL 30, 2010       ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $7.11            $6.14       $6.87      $6.59      $6.61      $7.03
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .14              .20         .25        .23        .21        .19
Net gains (losses) (both realized and
 unrealized)                                              (.19)            1.15        (.73)       .34        .14       (.22)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.05)            1.35        (.48)       .57        .35       (.03)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)            (.38)       (.25)      (.29)      (.37)      (.39)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.96            $7.11       $6.14      $6.87      $6.59      $6.61
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.68%)          22.83%      (7.30%)     8.91%      5.52%      (.56%)
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .85%(b)          .86%        .85%       .87%       .88%       .91%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .82%(b)          .82%        .82%       .87%       .88%       .91%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.00%(b)         3.16%       3.68%      3.47%      3.18%      2.87%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $159             $170        $206       $157       $145        $89
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              69%         75%        77%        68%        73%
----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                      PERIOD ENDED
CLASS R2                                           APRIL 30, 2010(d)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $6.98
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06
Net gains (losses) (both realized and
 unrealized)                                              (.08)
--------------------------------------------------------------------
Total from investment operations                          (.02)
--------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)
--------------------------------------------------------------------
Net asset value, end of period                           $6.94
--------------------------------------------------------------------
TOTAL RETURN                                             (.32%)
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.71%(b)
--------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.62%(b)
--------------------------------------------------------------------
Net investment income (loss)                             7.51%(b)
--------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------------
Portfolio turnover rate                                    31%
--------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
40  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                      PERIOD ENDED
CLASS R3                                           APRIL 30, 2010(d)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $6.98
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07
Net gains (losses) (both realized and
 unrealized)                                              (.09)
--------------------------------------------------------------------
Total from investment operations                          (.02)
--------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)
--------------------------------------------------------------------
Net asset value, end of period                           $6.94
--------------------------------------------------------------------
TOTAL RETURN                                             (.32%)
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.44%(b)
--------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.35%(b)
--------------------------------------------------------------------
Net investment income (loss)                             7.79%(b)
--------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------------
Portfolio turnover rate                                    31%
--------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED OCT. 31,
CLASS R4                                            APRIL 30, 2010       ----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $7.11            $6.16       $6.89      $6.60      $6.61       $7.04
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13              .18         .25        .22        .20         .16
Net gains (losses) (both realized and
 unrealized)                                              (.19)            1.15        (.72)       .35        .13        (.22)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.06)            1.33        (.47)       .57        .33        (.06)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.38)       (.26)      (.28)      (.34)       (.37)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.96            $7.11       $6.16      $6.89      $6.60       $6.61
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.82%)          22.42%      (7.19%)     8.84%      5.29%      (1.00%)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.16%(b)         1.16%       1.14%      1.17%      1.20%       1.20%
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.12%(b)         1.06%        .87%      1.08%      1.08%       1.18%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.83%(b)         2.86%       3.64%      3.27%      2.95%       2.60%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--         $--        $--        $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              69%         75%        77%        68%         73%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
42  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                      PERIOD ENDED
CLASS R5                                           APRIL 30, 2010(d)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $6.99
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07
Net gains (losses) (both realized and
 unrealized)                                              (.09)
--------------------------------------------------------------------
Total from investment operations                          (.02)
--------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)
--------------------------------------------------------------------
Net asset value, end of period                           $6.95
--------------------------------------------------------------------
TOTAL RETURN                                             (.31%)
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .97%(b)
--------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .87%(b)
--------------------------------------------------------------------
Net investment income (loss)                             8.26%(b)
--------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------------
Portfolio turnover rate                                    31%
--------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED OCT. 31,
CLASS W                                             APRIL 30, 2010       -------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007(e)
Net asset value, beginning of period                     $7.09            $6.15       $6.88       $6.79
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12              .17         .22         .20
Net gains (losses) (both realized and
 unrealized)                                              (.17)            1.14        (.73)        .17
--------------------------------------------------------------------------------------------------------
Total from investment operations                          (.05)            1.31        (.51)        .37
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.37)       (.22)       (.28)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.95            $7.09       $6.15       $6.88
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.77%)          22.04%      (7.62%)      5.71%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.30%(b)         1.30%       1.30%       1.35%(b)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.27%(b)         1.27%       1.27%       1.26%(b)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.43%(b)         2.70%       3.27%       3.34%(b)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $47              $60        $135         $54
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              69%         75%         77%
--------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) For the period from March 15, 2010 (when shares became publicly available) to April 30, 2010.
(e) For the period from Dec. 1, 2006 (when shares became publicly available) to Oct. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
44  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

RiverSource Global Bond Fund (the Fund) is a series of RiverSource Global Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in debt obligations of U.S. and foreign issuers.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Class R2, Class R3 and Class R5 shares became available effective March 15, 2010.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares. At April 30, 2010, the Investment Manager and affiliated funds-of-funds owned approximately 33% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account

--------------------------------------------------------------------------------
46  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

designates cash or liquid securities at least equal to the amount of its forward-commitments. At April 30, 2010, the Fund has outstanding when-issued securities of $513,000.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to

--------------------------------------------------------------------------------
48  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
50  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts    $372,840   currency contracts    $158,174
-------------------------------------------------------------------------------------------
Interest rate        Net assets --
  contracts          unrealized
                     appreciation on
                     investments               611*   N/A                        N/A
-------------------------------------------------------------------------------------------
Total                                      $373,451                         $158,174
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2010


          AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY    FORWARD FOREIGN CURRENCY CONTRACTS   FUTURES    TOTAL
--------------------------------------------------------------------------------------
Foreign exchange
  contracts                            $191,360               $     --  $191,360
--------------------------------------------------------------------------------------
Interest rate contracts                      --                566,872  $566,872
--------------------------------------------------------------------------------------
Total                                  $191,360               $566,872  $758,232
--------------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY     FORWARD FOREIGN CURRENCY CONTRACTS  FUTURES    TOTAL
--------------------------------------------------------------------------------------
Foreign exchange
  contracts                             $(60,318)              $    --  $(60,318)
--------------------------------------------------------------------------------------
Interest rate contracts                       --                49,083  $ 49,083
--------------------------------------------------------------------------------------
Total                                   $(60,318)              $49,083  $(11,235)
--------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $52.6 million at April 30, 2010. The monthly average gross notional amount for these contracts was $35.3 million for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FUTURES
The gross notional amount of long and short contracts outstanding was $11.7 million and $7.7 million, respectively, at April 30, 2010. The monthly average gross notional amounts for long and short contracts was $19.7 million and $3.9 million, respectively, for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The management fee for the six months ended April 30, 2010 was 0.71% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $1,576.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
52  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,200,000 and $85,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered

 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $153,358 for Class A, $2,670 for Class B and $474 for Class C for the six months ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  1.25%
Class B..............................................  2.02
Class C..............................................  2.01
Class I..............................................  0.82
Class R2.............................................  1.62
Class R3.............................................  1.35
Class R4.............................................  1.12
Class R5.............................................  0.87
Class W..............................................  1.27


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $70,489
Class B............................................    8,135
Class C............................................    1,785


The management fees waived/reimbursed at the Fund level were $72,858.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses

--------------------------------------------------------------------------------
54  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.25%
Class B..............................................  2.02
Class C..............................................  2.01
Class I..............................................  0.82
Class R2.............................................  1.62
Class R3.............................................  1.37
Class R4.............................................  1.12
Class R5.............................................  0.87
Class W..............................................  1.27


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $153,900,096 and $166,279,408, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                       3,784,456        5,231,964
Converted from Class B*                        2,284          969,818
Reinvested distributions                     417,156        2,146,170
Redeemed                                  (4,537,832)     (13,137,526)
----------------------------------------------------------------------
Net increase (decrease)                     (333,936)      (4,789,574)
----------------------------------------------------------------------

CLASS B
Sold                                         394,293          725,964
Reinvested distributions                      35,500          349,934
Converted to Class A*                         (2,271)        (962,748)
Redeemed                                    (735,203)      (2,725,361)
----------------------------------------------------------------------
Net increase (decrease)                     (307,681)      (2,612,211)
----------------------------------------------------------------------



--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS C
Sold                                         288,286          281,159
Reinvested distributions                       8,008           35,905
Redeemed                                    (207,574)        (227,718)
----------------------------------------------------------------------
Net increase (decrease)                       88,720           89,346
----------------------------------------------------------------------

CLASS I
Sold                                       2,961,570        6,812,712
Reinvested distributions                     350,645        1,933,079
Redeemed                                  (4,291,020)     (18,357,075)
----------------------------------------------------------------------
Net increase (decrease)                     (978,805)      (9,611,284)
----------------------------------------------------------------------

CLASS R2**
Sold                                             716              N/A
----------------------------------------------------------------------
Net increase (decrease)                          716              N/A
----------------------------------------------------------------------

CLASS R3**
Sold                                             716              N/A
----------------------------------------------------------------------
Net increase (decrease)                          716              N/A
----------------------------------------------------------------------

CLASS R4
Sold                                          27,600            6,358
Reinvested distributions                         343            1,165
Redeemed                                      (4,216)          (3,012)
----------------------------------------------------------------------
Net increase (decrease)                       23,727            4,511
----------------------------------------------------------------------

CLASS R5**
Sold                                             715              N/A
----------------------------------------------------------------------
Net increase (decrease)                          715              N/A
----------------------------------------------------------------------

CLASS W
Sold                                         413,816        7,283,695
Reinvested distributions                     100,127          826,368
Redeemed                                  (2,255,122)     (21,598,586)
----------------------------------------------------------------------
Net increase (decrease)                   (1,741,179)     (13,488,523)
----------------------------------------------------------------------


 * Automatic conversion of Class B shares to Class A shares based on the original purchase date.
** For the period from March 15, 2010 (when shares became publicly available) to April 30, 2010.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant

--------------------------------------------------------------------------------
56  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $13,643,883 were on loan, secured by U.S. government securities valued at $10,591,136 and by cash collateral of $3,228,341 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $7,739 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $55,499,696 and $62,998,726, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $15,099,745 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

   2010         2014         2016          2017
$3,665,049    $498,771    $2,328,738    $8,607,187




--------------------------------------------------------------------------------
58  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates

--------------------------------------------------------------------------------
60  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  61

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
62  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  63

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
64  RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2010 SEMIANNUAL REPORT  65

RIVERSOURCE GLOBAL BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6339 Z (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

THREADNEEDLE
EMERGING MARKETS FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

THREADNEEDLE EMERGING MARKETS FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   21

Statement of Operations............   23

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   26

Notes to Financial Statements......   33

Approval of Investment Management
  Services Agreement...............   49

Proxy Voting.......................   53




--------------------------------------------------------------------------------
2  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Emerging Markets Fund (the Fund) Class A shares gained 13.71%
  (excluding sales charge) for the six months ended April 30, 2010.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  (MSCI) Emerging Markets Index, which advanced 12.46% for the same six-month period.

> The Fund also outperformed its peer group, the Lipper Emerging Markets Funds
  Index, which increased 13.37% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                         6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------
Threadneedle Emerging
  Markets Fund Class A
  (excluding sales
  charge)                 +13.71%   +59.44%   +1.94%  +15.25%    +9.18%
-----------------------------------------------------------------------
MSCI Emerging Markets
  Index(1) (unmanaged)    +12.46%   +57.55%   +4.30%  +16.92%   +11.35%
-----------------------------------------------------------------------
Lipper Emerging Markets
  Funds Index(2)          +13.37%   +59.50%   +1.33%  +14.60%   +10.42%
-----------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                 THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



(1) The MSCI Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/13/96)               +13.71%   +59.44%   +1.94%  +15.25%   +9.18%        N/A
------------------------------------------------------------------------------------
Class B (inception
  11/13/96)               +13.30%   +58.21%   +1.15%  +14.36%   +8.35%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                +13.26%   +58.29%   +1.18%  +14.36%     N/A       +8.99%
------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                 +14.02%   +60.26%   +2.45%  +15.83%     N/A      +14.36%
------------------------------------------------------------------------------------
Class R2 (inception
  8/3/09)                 +13.47%      N/A      N/A      N/A      N/A      +18.37%
------------------------------------------------------------------------------------
Class R4 (inception
  11/13/96)               +13.85%   +59.49%   +2.25%  +15.54%     N/A       +8.71%
------------------------------------------------------------------------------------
Class R5 (inception
  8/1/08)                 +13.96%   +60.02%     N/A      N/A      N/A       -0.83%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/13/96)                +7.17%   +50.26%   -0.06%  +13.89%   +8.54%        N/A
------------------------------------------------------------------------------------
Class B (inception
  11/13/96)                +8.30%   +53.21%   +0.36%  +14.12%   +8.35%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                +12.26%   +57.29%   +1.18%  +14.36%     N/A       +8.99%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R4 and Class R5 shares. Class I, Class R2, Class R4 and Class R5 shares are available to qualifying institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
           X              Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.







International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                 THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Brazil                                     15.0%
------------------------------------------------
Chile                                       0.7%
------------------------------------------------
China                                       9.8%
------------------------------------------------
Egypt                                       1.0%
------------------------------------------------
Hong Kong                                   2.3%
------------------------------------------------
Hungary                                     1.8%
------------------------------------------------
India                                       6.5%
------------------------------------------------
Indonesia                                   2.5%
------------------------------------------------
Israel                                      0.6%
------------------------------------------------
Luxembourg                                  1.1%
------------------------------------------------
Malaysia                                    0.8%
------------------------------------------------
Mexico                                      6.1%
------------------------------------------------
Netherlands                                 1.1%
------------------------------------------------
Panama                                      1.8%
------------------------------------------------
Poland                                      1.6%
------------------------------------------------
Russia                                     10.5%
------------------------------------------------
South Africa                                6.4%
------------------------------------------------
South Korea                                11.6%
------------------------------------------------
Taiwan                                     11.1%
------------------------------------------------
Thailand                                    1.5%
------------------------------------------------
Turkey                                      3.2%
------------------------------------------------
United Kingdom                              1.2%
------------------------------------------------
United States                               0.7%
------------------------------------------------
Other(2)                                    1.1%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Samsung Electronics Co., Ltd. (South
  Korea)                                    2.8%
------------------------------------------------
Lojas Renner SA (Brazil)                    2.7%
------------------------------------------------
Vale SA, ADR (Brazil)                       2.4%
------------------------------------------------
Sberbank of Russian Federation (Russia)     1.9%
------------------------------------------------
Petroleo Brasileiro SA, ADR (Brazil)        1.9%
------------------------------------------------
Copa Holdings SA, Class A (Panama)          1.9%
------------------------------------------------
OTP Bank PLC (Hungary)                      1.8%
------------------------------------------------
America Movil SAB de CV, ADR, Series L
  (Mexico)                                  1.6%
------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Taiwan)                                  1.6%
------------------------------------------------
OGX Petroleo e Gas Participacoes SA
  (Brazil)                                  1.6%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                 THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,137.10        $ 9.16         1.72%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.36        $ 8.65         1.72%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,133.00        $13.24         2.49%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,012.52        $12.49         2.49%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,132.60        $13.19         2.48%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,012.57        $12.44         2.48%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,140.20        $ 6.51         1.22%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.85        $ 6.14         1.22%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,134.70        $10.75         2.02%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.86        $10.15         2.02%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,138.50        $ 8.10         1.52%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.35        $ 7.64         1.52%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,139.60        $ 6.77         1.27%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.60        $ 6.39         1.27%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +13.71% for Class A, +13.30% for Class B, +13.26% for Class C, +14.02% for Class I, +13.47% for Class R2, +13.85% for Class R4 and +13.96% for Class R5.


--------------------------------------------------------------------------------
                 THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (15.0%)
Anhanguera Educacional Participacoes Unit SA            623,200            $9,533,615
Cia Energetica de Minas Gerais, ADR                     186,471             3,011,505
Cia Siderurgica Nacional SA, ADR                        243,164             4,535,009
Cyrela Brazil Realty SA                                 561,000             6,732,000
Itau Unibanco Holding SA                                359,915             7,802,957
Itau Unibanco Holding SA, ADR                           361,900             7,848,283
Lojas Renner SA                                         682,800            16,937,370
MRV Engenharia e Participacoes SA                       469,400             3,287,826
OGX Petroleo e Gas Participacoes SA                     992,400             9,926,856
Petroleo Brasileiro SA, ADR                             281,882            11,960,252
Vale SA, ADR                                            493,999            15,131,189
                                                                      ---------------
Total                                                                      96,706,862
-------------------------------------------------------------------------------------

CHILE (0.7%)
Banco Santander Chile, ADR                               66,939             4,410,611
-------------------------------------------------------------------------------------

CHINA (9.7%)
Bank of China Ltd., Series H                         12,124,000(f)          6,241,376
China Construction Bank Corp., Series H               9,034,000             7,336,406
China Life Insurance Co., Ltd., Series H              1,679,000             7,731,099
China Merchants Bank Co., Ltd., Series H              2,619,500             6,421,730
China Petroleum & Chemical Corp., Series H            2,994,000(f)          2,400,633
China Shenhua Energy Co., Ltd., Series H                664,000             2,849,359
CNOOC Ltd., ADR                                          39,726             6,988,598
Industrial & Commercial Bank of China, Series
 H                                                   11,936,000             8,699,691
PetroChina Co., Ltd., Series H                        4,178,000(f)          4,811,330
Tencent Holdings Ltd.                                   195,100(f)          4,034,771
Tingyi Cayman Islands Holding Corp.                   1,260,000             3,130,215
ZTE Corp., Series H                                     699,900(f)          2,507,295
                                                                      ---------------
Total                                                                      63,152,503
-------------------------------------------------------------------------------------

EGYPT (1.0%)
Orascom Construction Industries GDR                     134,844(d,e)        6,577,260
-------------------------------------------------------------------------------------

HONG KONG (2.2%)
China Mobile Ltd.                                       635,500             6,221,059
China Overseas Land & Investment Ltd.                 1,859,797             3,611,331
Hengan International Group Co., Ltd.                    601,000             4,613,923
                                                                      ---------------
Total                                                                      14,446,313
-------------------------------------------------------------------------------------

HUNGARY (1.8%)
OTP Bank PLC                                            334,304(b,f)       11,770,820
-------------------------------------------------------------------------------------

INDIA (6.4%)
Bharat Heavy Electricals Ltd.                           120,394             6,715,237
Cairn India Ltd.                                        531,574(b)          3,745,879
Housing Development Finance Corp.                       111,628             7,026,330
Infosys Technologies Ltd.                               123,307             7,526,209
Larsen & Toubro Ltd.                                     81,972             2,960,311
Reliance Industries Ltd.                                278,120             6,431,474
State Bank of India Ltd.                                139,145             7,166,676
                                                                      ---------------
Total                                                                      41,572,116
-------------------------------------------------------------------------------------

INDONESIA (2.5%)
Astra International Tbk PT                            1,026,500             5,309,805
Bank Central Asia Tbk PT                              5,920,000             3,547,245
Perusahaan Gas Negara PT                              6,983,500             3,139,509
Semen Gresik Persero Tbk PT                           4,327,000             3,900,184
                                                                      ---------------
Total                                                                      15,896,743
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ISRAEL (0.6%)
Israel Chemicals Ltd.                                   341,335            $4,088,558
-------------------------------------------------------------------------------------

LUXEMBOURG (1.1%)
Ternium SA, ADR                                         192,890(b)          7,125,357
-------------------------------------------------------------------------------------

MALAYSIA (0.8%)
CIMB Group Holdings Bhd                               1,215,500             5,386,795
-------------------------------------------------------------------------------------

MEXICO (6.1%)
America Movil SAB de CV, ADR, Series L                  202,283            10,413,529
Bolsa Mexicana de Valores SAB de CV                   3,150,600(f)          5,349,588
Fresnillo PLC                                           290,340             3,533,873
Grupo Financiero Banorte SAB de CV, Series O          1,097,200             4,412,368
Grupo Modelo SAB de CV, Series C                      1,654,000             9,076,985
Wal-Mart de Mexico SAB de CV, Series V                2,892,800(f)          6,768,488
                                                                      ---------------
Total                                                                      39,554,831
-------------------------------------------------------------------------------------

NETHERLANDS (1.1%)
VimpelCom Ltd., ADR                                     419,611(b)          7,309,624
-------------------------------------------------------------------------------------

PANAMA (1.8%)
Copa Holdings SA, Class A                               209,188            11,856,776
-------------------------------------------------------------------------------------

POLAND (1.6%)
Bank Pekao SA                                            77,818(b)          4,437,218
KGHM Polska Miedz SA                                    109,183             4,074,602
Powszechna Kasa Oszczednosci Bank Polski SA             117,491             1,693,006
                                                                      ---------------
Total                                                                      10,204,826
-------------------------------------------------------------------------------------

RUSSIA (10.4%)
CTC Media, Inc.                                         276,667             4,672,906
Eurasia Drilling Co., Ltd., GDR                         236,717(d,e)        4,900,042
Evraz Group SA, GDR                                     208,184(b,d,e)      7,507,902
Lukoil OAO, ADR                                          90,521             5,091,726
Mechel, ADR                                             105,998             2,724,149
MMC Norilsk Nickel, ADR                                 437,702(b)          8,403,878
Novolipetsk Steel OJSC, GDR                              97,594(b,d,e)      3,514,741
OGK-3 OJSC                                           42,431,742(b)          2,959,911
Rosneft Oil Co., GDR                                    858,852(d)          6,913,759
Rosneft Oil Co., GDR                                    164,010             1,312,557
Sberbank of Russian Federation                        4,581,711            12,145,534
X5 Retail Group NV, GDR                                 207,677(b,d,e)      7,376,811
                                                                      ---------------
Total                                                                      67,523,916
-------------------------------------------------------------------------------------

SOUTH AFRICA (6.4%)
Impala Platinum Holdings Ltd.                           153,997             4,344,899
Massmart Holdings Ltd.                                  243,748             3,614,231
MTN Group Ltd.                                          397,718             5,854,816
Murray & Roberts Holdings Ltd.                          917,177             5,092,374
Naspers Ltd., Series N                                  122,386             4,935,586
Shoprite Holdings Ltd.                                  369,891             3,930,793
Standard Bank Group Ltd.                                633,681             9,769,633
Truworths International Ltd.                            529,442             3,793,032
                                                                      ---------------
Total                                                                      41,335,364
-------------------------------------------------------------------------------------

SOUTH KOREA (11.6%)
Hyundai Development Co.                                  42,210             1,041,572
Hyundai Engineering & Construction Co., Ltd.             51,219             2,474,152
Hyundai Mobis                                            23,801             3,951,290
Hyundai Motor Co.                                        67,331             8,213,338
KB Financial Group, Inc.                                117,191             5,711,267
LG Display Co., Ltd.                                     89,300             3,798,649
LG Electronics, Inc.                                     19,564             2,133,691
LG Household & Health Care Ltd.                          26,990             7,380,173
POSCO                                                    15,221             6,827,144
Samsung Electronics Co., Ltd.                             4,011             1,896,045
Samsung Electronics Co., Ltd.                            23,649            17,985,310
Samsung Fire & Marine Insurance Co., Ltd.                16,088             2,974,770
Samsung Heavy Industries Co., Ltd.                      156,960             3,602,789
Shinhan Financial Group Co., Ltd.                       165,970             7,061,564
                                                                      ---------------
Total                                                                      75,051,754
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TAIWAN (11.0%)
Acer Inc.                                             2,163,000            $5,899,742
Cathay Financial Holding Co., Ltd.                    1,714,000(b)          2,743,081
China Steel Corp.                                     3,327,000             3,541,027
Delta Electronics, Inc.                               2,458,000             8,149,483
Hon Hai Precision Industry Co., Ltd.                  2,190,283            10,284,643
MediaTek, Inc.                                          468,990             7,942,732
Siliconware Precision Industries Co.                  2,670,000             3,272,370
Synnex Technology International Corp.                 1,654,400             3,943,262
Taiwan Semiconductor Manufacturing Co., Ltd.          4,397,858             8,608,972
Taiwan Semiconductor Manufacturing Co., Ltd.,
 ADR                                                    271,783             2,878,182
Tripod Technology Corp.                               2,236,766             7,686,693
U-Ming Marine Transport Corp.                         1,770,000             3,656,366
Yuanta Financial Holding Co., Ltd.                    5,137,000             3,063,580
                                                                      ---------------
Total                                                                      71,670,133
-------------------------------------------------------------------------------------

THAILAND (1.5%)
Bangkok Bank PCL                                      1,866,375             6,663,808
Siam Commercial Bank PCL                              1,262,600             3,179,315
                                                                      ---------------
Total                                                                       9,843,123
-------------------------------------------------------------------------------------

TURKEY (3.2%)
Arcelik AS                                              912,418             4,048,671
BIM Birlesik Magazalar AS                                67,068             3,753,845
Koc Holding AS                                          510,738             1,978,922
Turkiye Garanti Bankasi AS                            1,858,270             9,014,559
Turkiye Halk Bankasi AS                                 247,748             1,962,943
                                                                      ---------------
Total                                                                      20,758,940
-------------------------------------------------------------------------------------

UNITED KINGDOM (1.2%)
Antofagasta PLC                                         498,944             7,564,644
-------------------------------------------------------------------------------------

UNITED STATES (0.7%)
Southern Copper Corp.                                   151,470             4,631,953
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $530,433,276)                                                     $638,439,822
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
SINGAPORE
Golden Agri-Resources Ltd.
 Warrants                                                     1(b,e,g)            $--
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                       $--
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%               7,259,294(h)         $7,259,294
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,259,294)                                                         $7,259,294
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (3.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(I)
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $11,747,211                         0.19%           $11,747,025          $11,747,025
 $5,000,104                          0.25              5,000,000            5,000,000
Pershing LLC
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,129                          0.31              5,000,000            5,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $21,747,025)                                                       $21,747,025
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $559,439,595)(j)                                                  $667,446,141
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:


                                       PERCENTAGE OF
INDUSTRY                                 NET ASSETS          VALUE(a)
-----------------------------------------------------------------------
Airlines                                     1.8%           $11,856,776
Auto Components                              0.6              3,951,290
Automobiles                                  2.1             13,523,143
Beverages                                    1.4              9,076,985
Capital Markets                              0.5              3,063,580
Chemicals                                    0.6              4,088,558
Commercial Banks                            22.0            142,683,805
Communications Equipment                     0.4              2,507,295
Computers & Peripherals                      0.9              5,899,742
Construction & Engineering                   2.8             18,145,669
Construction Materials                       0.6              3,900,184
Distributors                                 1.1              7,309,624
Diversified Consumer Services                1.5              9,533,615
Diversified Financial Services               0.8              5,349,588
Electric Utilities                           0.9              5,971,416
Electrical Equipment                         1.0              6,715,237
Electronic Equipment, Instruments &                          33,862,730
  Components                                 5.2
Energy Equipment & Services                  0.7              4,900,042
Food & Staples Retailing                     3.9             25,444,168
Food Products                                0.5              3,130,215
Gas Utilities                                0.5              3,139,509
Household Durables                           2.5             16,202,188
Household Products                           1.1              7,380,173
Industrial Conglomerates                     0.3              1,978,922
Insurance                                    2.1             13,448,950
Internet Software & Services                 0.6              4,034,771
IT Services                                  1.2              7,526,209
Machinery                                    0.5              3,602,789
Marine                                       0.6              3,656,366
Media                                        1.5              9,608,492
Metals & Mining                             12.8             83,460,367
Multiline Retail                             2.6             16,937,370
Oil, Gas & Consumable Fuels                  9.6             62,432,423
Personal Products                            0.7              4,613,923
Real Estate Management & Development         0.6              3,611,331
Semiconductors & Semiconductor                               42,583,611
  Equipment                                  6.6
Specialty Retail                             0.6              3,793,032
Thrifts & Mortgage Finance                   1.1              7,026,330
Wireless Telecommunication Services          3.5             22,489,404
Other(1)                                     4.5             29,006,319
-----------------------------------------------------------------------
Total                                                      $667,446,141
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                             CURRENCY TO    CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE                BE DELIVERED   BE RECEIVED   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------
May 05, 2010                    1,130,000     1,737,036       $8,137              $--
                            British Pound   U.S. Dollar



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depositary Receipt
     GDR  --   Global Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $36,790,515 or 5.67% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at April 30, 2010 was $29,876,756, representing 4.60% of net assets. Information concerning such security holdings at April 30, 2010 was as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Eurasia Drilling Co., Ltd., GDR      11-02-07 thru 04-15-08      $5,578,172
     Evraz Group SA, GDR                  07-08-09 thru 04-07-10       6,184,078
     Novolipetsk Steel OJSC, GDR          04-01-10 thru 04-06-10       3,523,003
     Orascom Construction Industries GDR  12-06-06 thru 03-30-10       5,336,074
     X5 Retail Group NV, GDR              01-28-09 thru 03-24-10       4,058,103
     Golden Agri-Resources Ltd.
       Warrants                                  09-13-09                     --


(f) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(g)  Negligible market value.

(h) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.


--------------------------------------------------------------------------------
14  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(i) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $8,614,985
Freddie Mac Gold Pool                             2,903,214
Freddie Mac Non Gold Pool                           463,767
-----------------------------------------------------------
Total market value of collateral securities     $11,981,966
-----------------------------------------------------------


GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Allied Irish Banks PLC/New York NY                 $763,158
Banco Bilbao Vizcaya Argentaria/NY                   27,622
Bank of Nova Scotia                                   1,687
BNP Paribas NY                                      582,063
Calyon NY                                            38,985
Credit Agricole Corporate and Investment
  Bank/New York                                     382,684
Dexia Credit Local NY                               424,893
DnB NOR Bank                                          3,439
Natixis/New York NY                               1,368,599
Nordea Bank Finland PLC                             114,336
Rabobank Nederland NV/NY                            189,474
Royal Bank of Scotland PLC/Greenwich CT              36,353
Sanpaolo IMI SpA/New York                            11,575
Societe Generale NY                                 168,421
Standard Chartered Banking                          230,150
Sumitomo Mitsui Banking Corp/New York               499,999
Svenska Handelsbanken/New York NY                    16,395
Toronto Dominion Bank/NY                            373,684
UBS AG Stamford                                      16,483
-----------------------------------------------------------
Total market value of collateral securities      $5,250,000
-----------------------------------------------------------




--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



PERSHING LLC (0.31%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $1,474,531
Fannie Mae REMICS                                   467,738
Fannie Mae-Aces                                      16,488
Federal Farm Credit Bank                             92,460
Federal Home Loan Banks                             179,004
Federal Home Loan Mortgage Corp                      27,352
Federal National Mortgage Association                81,596
Freddie Mac Gold Pool                             1,245,692
Freddie Mac Non Gold Pool                            67,976
Freddie Mac REMICS                                   23,831
Ginnie Mae I Pool                                    81,073
Ginnie Mae II Pool                                  107,165
Government National Mortgage Association              2,954
United States Treasury Bill                             370
United States Treasury Note/Bond                    837,713
United States Treasury Strip Coupon                 138,394
United States Treasury Strip Principal              255,663
-----------------------------------------------------------
Total market value of collateral securities      $5,100,000
-----------------------------------------------------------



(j) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $559,440,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $117,369,000
     Unrealized depreciation                          (9,363,000)
     -----------------------------------------------------------
     Net unrealized appreciation                    $108,006,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
16  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                              FAIR VALUE AT APRIL 30, 2010
                            ----------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER          LEVEL 3
                                IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)              IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Auto Components                    $--        $3,951,290         $--          $3,951,290
    Automobiles                         --        13,523,143          --          13,523,143
    Beverages                           --         9,076,985          --           9,076,985
    Capital Markets                     --         3,063,580          --           3,063,580
    Chemicals                           --         4,088,558          --           4,088,558
    Commercial Banks            12,213,568       130,470,237          --         142,683,805
    Communications
     Equipment                          --         2,507,295          --           2,507,295
    Computers &
     Peripherals                        --         5,899,742          --           5,899,742
    Construction &
     Engineering                        --        18,145,669          --          18,145,669
    Construction
     Materials                          --         3,900,184          --           3,900,184
    Diversified Consumer
     Services                           --         9,533,615          --           9,533,615
    Diversified
     Financial Services                 --         5,349,588          --           5,349,588
    Electric Utilities           3,011,505         2,959,911          --           5,971,416
    Electrical Equipment                --         6,715,237          --           6,715,237
    Electronic
     Equipment,
     Instruments &
     Components                         --        33,862,730          --          33,862,730
    Energy Equipment &
     Services                           --         4,900,042          --           4,900,042
    Food & Staples
     Retailing                          --        25,444,168          --          25,444,168
    Food Products                       --         3,130,215          --           3,130,215
    Gas Utilities                       --         3,139,509          --           3,139,509
    Household Durables                  --        16,202,188          --          16,202,188
    Household Products                  --         7,380,173          --           7,380,173
    Industrial
     Conglomerates                      --         1,978,922          --           1,978,922
    Insurance                           --        13,448,950          --          13,448,950
    Internet Software &
     Services                           --         4,034,771          --           4,034,771


--------------------------------------------------------------------------------
18  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                              FAIR VALUE AT APRIL 30, 2010
                            ----------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER          LEVEL 3
                                IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)              IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
--------------------------------------------------------------------------------------------
    IT Services                        $--        $7,526,209         $--          $7,526,209
    Machinery                           --         3,602,789          --           3,602,789
    Marine                              --         3,656,366          --           3,656,366
    Media                        4,672,906         4,935,586          --           9,608,492
    Metals & Mining             42,551,534        40,908,833          --          83,460,367
    Multiline Retail                    --        16,937,370          --          16,937,370
    Oil, Gas &
     Consumable Fuels           18,948,851        43,483,572          --          62,432,423
    Personal Products                   --         4,613,923          --           4,613,923
    Real Estate
     Management &
     Development                        --         3,611,331          --           3,611,331
    Semiconductors &
     Semiconductor
     Equipment                   2,878,182        39,705,429          --          42,583,611
    Specialty Retail                    --         3,793,032          --           3,793,032
    Thrifts & Mortgage
     Finance                            --         7,026,330          --           7,026,330
    Wireless
     Telecommunication
     Services                   10,413,529        12,075,875          --          22,489,404
    All Other Industries        19,166,400                --          --          19,166,400
  Other                                 --                --          --                  --
--------------------------------------------------------------------------------------------

Total Equity Securities        113,856,475       524,583,347          --         638,439,822
--------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)               7,259,294                --          --           7,259,294
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                --        21,747,025          --          21,747,025
--------------------------------------------------------------------------------------------
Total Other                      7,259,294        21,747,025          --          29,006,319
--------------------------------------------------------------------------------------------
Investments in
  Securities                   121,115,769       546,330,372          --         667,446,141
Other Financial
  Instruments(d)                        --             8,137          --               8,137
--------------------------------------------------------------------------------------------
Total                         $121,115,769      $546,338,509         $--        $667,454,278
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
20  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $530,433,276)             $638,439,822
  Affiliated money market fund (identified cost $7,259,294)           7,259,294
  Investments of cash collateral received for securities on loan
    (identified cost $21,747,025)                                    21,747,025
-------------------------------------------------------------------------------
Total investments in securities (identified cost $559,439,595)      667,446,141
Foreign currency holdings (identified cost $1,906,045)                1,932,152
Capital shares receivable                                             1,181,080
Dividends and accrued interest receivable                             1,476,887
Receivable for investment securities sold                             4,006,251
Unrealized appreciation on forward foreign currency contracts             8,137
-------------------------------------------------------------------------------
Total assets                                                        676,050,648
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  690,627
Payable for investment securities purchased                           4,171,272
Payable upon return of securities loaned                             21,747,025
Accrued investment management services fees                              19,438
Accrued distribution fees                                                 5,688
Accrued transfer agency fees                                              3,586
Accrued administrative services fees                                      1,415
Accrued plan administration services fees                                   103
Other accrued expenses                                                  275,714
-------------------------------------------------------------------------------
Total liabilities                                                    26,914,868
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $649,135,780
-------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                    $    750,178
Additional paid-in capital                                          591,556,433
Excess of distributions over net investment income                   (3,548,520)
Accumulated net realized gain (loss)                                (47,778,383)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        108,156,072
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $649,135,780
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 19,301,832
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- APRIL 30, 2010 (UNAUDITED)

NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $476,721,449           54,486,226                       $8.75(1)
Class B          $ 43,725,144            5,621,218                       $7.78
Class C          $ 36,000,565            4,641,295                       $7.76
Class I          $ 77,199,085            8,502,610                       $9.08
Class R2         $ 13,610,625            1,559,964                       $8.72
Class R4         $  1,265,892              139,182                       $9.10
Class R5         $    613,020               67,349                       $9.10
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.28. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 5,378,089
Interest                                                                 2,260
Income distributions from affiliated money market fund                   6,975
Income from securities lending -- net                                   28,780
  Less foreign taxes withheld                                         (510,722)
------------------------------------------------------------------------------
Total income                                                         4,905,382
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  3,242,759
Distribution fees
  Class A                                                              568,512
  Class B                                                              209,990
  Class C                                                              173,158
  Class R2                                                              32,298
Transfer agency fees
  Class A                                                              569,203
  Class B                                                               56,091
  Class C                                                               45,018
  Class R2                                                               3,230
  Class R4                                                                 307
  Class R5                                                                 146
Administrative services fees                                           244,635
Plan administration services fees
  Class R2                                                              16,149
  Class R4                                                               1,535
Compensation of board members                                           10,763
Custodian fees                                                         159,000
Printing and postage                                                    55,868
Registration fees                                                       23,960
Professional fees                                                       11,482
Other                                                                   24,910
------------------------------------------------------------------------------
Total expenses                                                       5,449,014
------------------------------------------------------------------------------
Investment income (loss) -- net                                       (543,632)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             73,062,250
  Foreign currency transactions                                       (567,708)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             72,494,542
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 5,574,388
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               78,068,930
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $77,525,298
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $   (543,632)  $  1,073,939
Net realized gain (loss) on investments                                  72,494,542    (79,169,258)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      5,574,388    239,320,659
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          77,525,298    161,225,340
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (2,568,740)            --
    Class B                                                                 (19,695)            --
    Class C                                                                (193,813)            --
    Class I                                                                (693,406)            --
    Class R2                                                                (97,017)            --
    Class R4                                                                 (8,976)            --
    Class R5                                                                 (5,301)            --
--------------------------------------------------------------------------------------------------
Total distributions                                                      (3,586,948)            --

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 50,357,113   $ 80,251,128
  Class B shares                                                          5,113,147      9,019,008
  Class C shares                                                          6,609,968      4,625,001
  Class I shares                                                          4,128,255     63,017,867
  Class R2 shares                                                         3,922,933        765,806
  Class R4 shares                                                            85,321        436,563
  Class R5 shares                                                                --            668
Fund merger (Note 11)
  Class A shares                                                                N/A     45,280,067
  Class B shares                                                                N/A      2,387,255
  Class C shares                                                                N/A     25,077,963
  Class R2 shares                                                               N/A     12,517,198
  Class R5 shares                                                               N/A        496,500
Reinvestment of distributions at net asset value
  Class A shares                                                          2,496,134             --
  Class B shares                                                             19,165             --
  Class C shares                                                            114,627             --
  Class I shares                                                            693,280             --
  Class R2 shares                                                            11,505             --
  Class R4 shares                                                             8,976             --
  Class R5 shares                                                             5,259             --
Conversions from Class B to Class A
  Class A shares                                                            204,735      6,661,382
  Class B shares                                                           (204,735)    (6,661,382)
Payments for redemptions
  Class A shares                                                        (47,005,345)   (95,511,753)
  Class B shares                                                         (4,764,855)    (8,184,934)
  Class C shares                                                         (7,571,597)    (4,011,594)
  Class I shares                                                         (5,451,035)    (7,237,209)
  Class R2 shares                                                        (4,098,203)    (1,958,447)
  Class R4 shares                                                          (161,884)      (397,068)
  Class R5 shares                                                              (125)            --
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         4,512,639    126,574,019
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 10)                               203,460        458,466
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  78,654,449    288,257,825
Net assets at beginning of period                                       570,481,331    282,223,506
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $649,135,780   $570,481,331
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $ (3,548,520)  $    582,060
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED OCT. 31,
CLASS A                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.74            $4.96       $14.99      $11.32       $8.23       $6.27
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .02          .08         .04         .01         .04
Net gains (losses) (both realized and
 unrealized)                                              1.07             2.75        (7.24)       6.27        3.10        1.95
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.06             2.77        (7.16)       6.31        3.11        1.99
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)              --         (.18)         --        (.02)       (.03)
Distributions from realized gains                           --               --        (2.69)      (2.64)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)              --        (2.87)      (2.64)       (.02)       (.03)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.75            $7.74        $4.96      $14.99      $11.32       $8.23
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.71%(b)        56.05%(c)   (57.79%)     68.21%      37.85%      31.83%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           1.72%(e)         1.90%        1.87%       1.83%       1.81%       1.79%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.13%)(e)         .38%         .78%        .31%        .19%        .54%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $477             $416         $250        $661        $425        $295
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    45%             149%         133%        125%        145%        124%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
26  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS B                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $6.87            $4.43       $13.73      $10.63       $7.77       $5.95
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)            (.02)         .00(a)     (.05)       (.05)       (.01)
Net gains (losses) (both realized and
 unrealized)                                               .94             2.45        (6.53)       5.79        2.91        1.83
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .91             2.43        (6.53)       5.74        2.86        1.82
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(a)           --         (.08)         --          --          --
Distributions from realized gains                           --               --        (2.69)      (2.64)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.00)(a)           --        (2.77)      (2.64)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.78            $6.87        $4.43      $13.73      $10.63       $7.77
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.30%(b)        55.08%(c)   (58.08%)     66.95%      36.81%      30.59%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           2.49%(e)         2.68%        2.62%       2.58%       2.57%       2.55%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.91%)(e)        (.36%)        .02%       (.48%)      (.55%)      (.24%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $44              $38          $28         $94         $77         $74
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    45%             149%         133%        125%        145%        124%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS C                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $6.89            $4.44       $13.78      $10.66       $7.79       $5.97
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)            (.04)         .00(a)     (.05)       (.06)         --
Net gains (losses) (both realized and
 unrealized)                                               .94             2.48        (6.54)       5.81        2.93        1.82
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .91             2.44        (6.54)       5.76        2.87        1.82
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)              --         (.11)         --          --          --
Distributions from realized gains                           --               --        (2.69)      (2.64)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)              --        (2.80)      (2.64)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.76            $6.89        $4.44      $13.78      $10.66       $7.79
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.26%(b)        55.18%(c)   (58.15%)     67.03%      36.84%      30.54%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           2.48%(e)         2.60%        2.63%       2.59%       2.58%       2.56%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.90%)(e)        (.65%)        .03%       (.48%)      (.57%)      (.19%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $36              $33           $3          $8          $5          $3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    45%             149%         133%        125%        145%        124%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS I                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.04            $5.12       $15.38      $11.50       $8.35       $6.36
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .06          .11         .09         .03         .06
Net gains (losses) (both realized and
 unrealized)                                              1.10             2.85        (7.45)       6.43        3.16        1.98
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.12             2.91        (7.34)       6.52        3.19        2.04
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)              --         (.23)         --        (.04)       (.05)
Distributions from realized gains                           --               --        (2.69)      (2.64)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)              --        (2.92)      (2.64)       (.04)       (.05)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.08            $8.04        $5.12      $15.38      $11.50       $8.35
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.02%(b)        57.03%(c)   (57.63%)     69.07%      38.36%      32.32%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           1.22%(e)         1.26%        1.42%       1.39%       1.35%       1.30%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .37%(e)          .77%         .97%        .75%        .63%        .97%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $77              $69          $--         $56         $41         $19
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    45%             149%         133%        125%        145%        124%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2                                           SIX MONTHS ENDED      YEAR ENDED OCT. 31,
PER SHARE DATA                                      APRIL 30, 2010             2009(f)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.74                  $7.42
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)                  (.01)
Net gains (losses) (both realized and
 unrealized)                                              1.06                    .33
--------------------------------------------------------------------------------------------
Total from investment operations                          1.04                    .32
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)                    --
--------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)                  --
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.72                  $7.74
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.47%(b)               4.31%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           2.02%(e)               2.06%(e)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.46%)(e)              (.36%)(e)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $14                    $12
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    45%                   149%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS R4                                           SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.05            $5.14       $15.32      $11.50       $8.33       $6.35
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)           .04          .11         .05         .03         .05
Net gains (losses) (both realized and
 unrealized)                                              1.11             2.86        (7.45)       6.41        3.14        1.97
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.11             2.90        (7.34)       6.46        3.17        2.02
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)              --         (.15)         --          --        (.04)
Distributions from realized gains                           --               --        (2.69)      (2.64)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)              --        (2.84)      (2.64)         --        (.04)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.10            $8.05        $5.14      $15.32      $11.50       $8.33
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.85%(b)        56.62%(c)   (57.58%)     68.51%      38.06%      31.87%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.52%(e)         1.62%        1.73%       1.65%       1.63%       1.59%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(g)                                 1.52%(e)         1.56%        1.47%       1.65%       1.63%       1.59%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .04%(e)          .72%        1.12%        .45%        .41%        .81%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1           $1          $2          $6          $2
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    45%             149%         133%        125%        145%        124%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED OCT. 31,
CLASS R5                                           SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(h)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.06            $5.13        $9.32
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .05          .03
Net gains (losses) (both realized and
 unrealized)                                              1.11             2.87        (4.22)
--------------------------------------------------------------------------------------------
Total from investment operations                          1.12             2.92        (4.19)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)              --           --
--------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                        .00(a)           .01           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.10            $8.06        $5.13
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.96%(b)        57.12%(c)   (44.96%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           1.27%(e)         1.31%        1.47%(e)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .32%(e)          .68%        1.57%(e)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    45%             149%         133%
--------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) During the six months ended April 30, 2010 the fund received proceeds from a regulatory settlement. Had the fund not received these proceeds, the total returns would have been lower by 0.03% for classes A, I, R2, R4 and R5 and by 0.04% for classes B and C.
(c) During the year ended Oct. 31, 2009 the fund received proceeds from a regulatory settlement. Had the fund not received these proceeds, the total returns would have been lower by 0.12%.
(d) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the expense ratios.
(e) Annualized.
(f) For the period from Aug. 3, 2009 (when shares became publicly available) to Oct. 31, 2009.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

Threadneedle Emerging Markets Fund (the Fund) is a series of RiverSource Global Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of emerging markets companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


 * Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
34  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations, primarily Brazilian real.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At April 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2010 was $29,876,756 representing 4.60% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a

--------------------------------------------------------------------------------
36  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized
  contracts          appreciation on
                     forward foreign
                     currency contracts     $8,137            N/A              N/A
-------------------------------------------------------------------------------------------
Total                                       $8,137                             N/A
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                             INCOME
----------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                         $(51,747)
----------------------------------------------------------------------
Total                                              $(51,747)
----------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                      RECOGNIZED IN INCOME
----------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                          $8,137
----------------------------------------------------------------------
Total                                               $8,137
----------------------------------------------------------------------




--------------------------------------------------------------------------------
38  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $1.7 million at April 30, 2010. The monthly average gross notional amount for these contracts was $800,000 for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.10% to 0.90% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Emerging Markets Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $113,367 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010 was 1.05% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation,

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $1,435.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman Emerging Markets Fund, which was acquired by the Fund on Aug. 14, 2009 (See Note 11), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2010, the Fund's total potential future obligation over the life of the Guaranty is $120,218. The liability remaining at April 30, 2010 for Non-Recurring Charges amounted to $62,173 and is included within other accrued expenses in the Fund's Statement of Assets and Liabilities.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.


--------------------------------------------------------------------------------
40  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,230,000 and $82,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $446,534 for Class A, $12,724 for Class B and $759 for Class C for the six months ended April 30, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $276,792,253 and $270,381,298, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                       APRIL 30, 2010   OCT. 31, 2009*
----------------------------------------------------------------------
CLASS A
Sold                                      5,982,540        12,649,748
Fund merger                                     N/A         6,283,578
Converted from Class B**                     24,927           927,466
Reinvested distributions                    306,274                --
Redeemed                                 (5,603,684)      (16,538,001)
----------------------------------------------------------------------
Net increase (decrease)                     710,057         3,322,791
----------------------------------------------------------------------

CLASS B
Sold                                        684,027         1,590,019
Fund merger                                     N/A           372,602
Reinvested distributions                      2,636                --
Converted to Class A**                      (28,013)       (1,042,154)
Redeemed                                   (638,587)       (1,673,824)
----------------------------------------------------------------------
Net increase (decrease)                      20,063          (753,357)
----------------------------------------------------------------------

CLASS C
Sold                                        882,895           779,191
Fund merger                                     N/A         3,905,413
Reinvested distributions                     15,811                --
Redeemed                                 (1,013,741)         (640,121)
----------------------------------------------------------------------
Net increase (decrease)                    (115,035)        4,044,483
----------------------------------------------------------------------

CLASS I
Sold                                        455,012         9,487,877
Reinvested distributions                     82,142                --
Redeemed                                   (610,165)         (913,814)
----------------------------------------------------------------------
Net increase (decrease)                     (73,011)        8,574,063
----------------------------------------------------------------------

CLASS R2
Sold                                        465,793           100,396
Fund merger                                     N/A         1,735,811
Reinvested distributions                      1,413                --
Redeemed                                   (487,693)         (255,756)
----------------------------------------------------------------------
Net increase (decrease)                     (20,487)        1,580,451
----------------------------------------------------------------------

CLASS R4
Sold                                          9,392            63,248
Reinvested distributions                      1,060                --
Redeemed                                    (18,667)          (68,066)
----------------------------------------------------------------------
Net increase (decrease)                      (8,215)           (4,818)

----------------------------------------------------------------------


--------------------------------------------------------------------------------
42  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                      SIX MONTHS ENDED    YEAR ENDED
                                       APRIL 30, 2010   OCT. 31, 2009*
----------------------------------------------------------------------
CLASS R5
Fund merger                                     N/A            66,208
Reinvested distributions                        621                --
Redeemed                                        (15)               --
----------------------------------------------------------------------
Net increase (decrease)                         606            66,208
----------------------------------------------------------------------


 * Class R2 is for the period from Aug. 3, 2009 (when shares became publicly available) to Oct. 31, 2009.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $19,301,832 were on loan, secured by cash collateral of $21,747,025 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


services provided and any other securities lending expenses. Net income of $28,780 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $122,201,395 and $127,428,413, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.


--------------------------------------------------------------------------------
44  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


10. PROCEEDS FROM REGULATORY SETTLEMENTS

As a result of settlements of administrative proceedings brought by the Securities and Exchange Commission against unaffiliated third parties relating to market timing and/or late trading of mutual funds, the Fund received $203,460 during the six months ended April 30, 2010 and $458,466 during the year ended Oct. 31, 2009, which represented the Fund's portion of the proceeds from the settlements (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11. FUND MERGER

At the close of business on Aug. 14, 2009, Threadneedle Emerging Markets Fund acquired the assets and assumed the identified liabilities of Seligman Emerging Markets Fund. The reorganization was completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Threadneedle Emerging Markets Fund immediately before the acquisition were $457,623,309 and the combined net assets immediately after the acquisition were $543,382,292.

The merger was accomplished by a tax-free exchange of 9,437,758 shares of Seligman Emerging Markets Fund valued at $85,758,983.

In exchange for the Seligman Emerging Markets Fund shares and net assets, Threadneedle Emerging Markets Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  6,283,578
Class B...........................................    372,602
Class C...........................................  3,905,413
Class R2..........................................  1,735,811
Class R5..........................................     66,208


The components of Seligman Emerging Markets Fund net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                              EXCESS OF
                                                                            DISTRIBUTIONS
                                                              ACCUMULATED      OVER NET
                        TOTAL       CAPITAL     UNREALIZED        NET         INVESTMENT
                      NET ASSETS     STOCK     APPRECIATION  REALIZED LOSS      INCOME
-----------------------------------------------------------------------------------------
Seligman Emerging
  Markets Fund       $85,758,983  $89,533,507   $17,108,032   $(20,882,556)      $--




--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

12. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $98,672,638 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:


    2016           2017
$28,498,591    $70,174,047


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

13. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

14. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.


--------------------------------------------------------------------------------
46  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


15. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, including the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent

--------------------------------------------------------------------------------
50  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts of the investment manager (or Subadviser) (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. The Board further observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.



--------------------------------------------------------------------------------
52  THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2010 SEMIANNUAL REPORT  53

THREADNEEDLE EMERGING MARKETS FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. Threadneedle(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC). Threadneedle mutual funds are subadvised by Threadneedle International Limited, an affiliate of
                                Columbia Management.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6344 R (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

THREADNEEDLE
GLOBAL EQUITY FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

THREADNEEDLE GLOBAL EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH LONG-TERM CAPITAL GROWTH.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   24

Statement of Operations............   26

Statements of Changes in Net
  Assets...........................   28

Financial Highlights...............   30

Notes to Financial Statements......   39

Approval of Investment Management
  Services Agreement...............   55

Proxy Voting.......................   59




--------------------------------------------------------------------------------
2  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Global Equity Fund (the Fund) Class A shares gained 9.85%
  (excluding sales charge) for the six months ended April 30, 2010.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) All Country World Index, which advanced 10.03% for the six-month period.

> The Fund also underperformed its peer group, as represented by the Lipper
  Global Funds Index, which rose 10.52% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Threadneedle Global
  Equity Fund Class A
  (excluding sales
  charge)                    +9.85%   +35.24%   -6.25%   +4.78%   -1.47%
-------------------------------------------------------------------------
MSCI All Country World
  Index(1) (unmanaged)      +10.03%   +40.00%   -5.17%   +4.98%   +1.58%
-------------------------------------------------------------------------
Lipper Global Funds
  Index(2)                  +10.52%   +37.55%   -5.14%   +4.59%   +1.45%
-------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                    THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



(1) The Morgan Stanley Capital International (MSCI) All Country World Index, an unmanaged index of equity securities, is designed to measure equity market performance in the global developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Global Funds Index includes the 30 largest global funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  5/29/90)                  +9.85%   +35.24%   -6.25%   +4.78%   -1.47%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +9.48%   +34.12%   -6.99%   +3.98%   -2.22%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +9.25%   +33.77%   -7.05%   +3.95%     N/A       -2.21%
-------------------------------------------------------------------------------------
Class I (inception
  8/1/08)                  +10.02%   +35.65%     N/A      N/A      N/A       -4.10%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                +10.26%   +35.34%   -6.25%     N/A      N/A       -3.58%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                 +9.64%   +34.99%   -6.20%     N/A      N/A       -3.51%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  +9.87%   +35.24%   -6.08%   +4.93%   -1.30%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                +10.00%   +35.72%   -5.84%     N/A      N/A       -3.14%
-------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                  +9.68%   +35.00%   -6.25%     N/A      N/A       -3.31%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  5/29/90)                  +3.54%   +27.46%   -8.09%   +3.55%   -2.05%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +4.48%   +29.12%   -7.92%   +3.63%   -2.22%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +8.25%   +32.77%   -7.05%   +3.95%     N/A       -2.21%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                    X     Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


Threadneedle Global Equity Fund is designed for long-term investors with an above average risk tolerance. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                    THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------


Australia                                   1.5%
------------------------------------------------
Belgium                                     0.8%
------------------------------------------------
Brazil                                      1.7%
------------------------------------------------
Canada                                      1.3%
------------------------------------------------
China                                       1.0%
------------------------------------------------
Denmark                                     1.1%
------------------------------------------------
Finland                                     0.5%
------------------------------------------------
France                                      2.1%
------------------------------------------------
Germany                                     1.8%
------------------------------------------------
Hong Kong                                   4.2%
------------------------------------------------
India                                       1.3%
------------------------------------------------
Indonesia                                   2.6%
------------------------------------------------
Ireland                                     0.8%
------------------------------------------------
Japan                                       8.9%
------------------------------------------------
Mexico                                      0.7%
------------------------------------------------
Netherlands                                 1.7%
------------------------------------------------
Panama                                      0.7%
------------------------------------------------
Poland                                      0.7%
------------------------------------------------
Portugal                                    0.7%
------------------------------------------------
Singapore                                   0.6%
------------------------------------------------
South Korea                                 3.2%
------------------------------------------------
Spain                                       1.1%
------------------------------------------------
Switzerland                                 6.2%
------------------------------------------------
Taiwan                                      1.7%
------------------------------------------------
United Kingdom                             13.0%
------------------------------------------------
United States                              39.6%
------------------------------------------------
Other(2)                                    0.5%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Apple, Inc. (United States)                 2.4%
------------------------------------------------
Samsung Electronics Co., Ltd. (South
  Korea)                                    1.9%
------------------------------------------------
Hartford Financial Services Group, Inc.
  (United States)                           1.9%
------------------------------------------------
IBM Corp. (United States)                   1.8%
------------------------------------------------
Norfolk Southern Corp. (United States)      1.7%
------------------------------------------------
Johnson & Johnson (United States)           1.6%
------------------------------------------------
JPMorgan Chase & Co. (United States)        1.6%
------------------------------------------------
Rio Tinto PLC (United Kingdom)              1.4%
------------------------------------------------
Tullow Oil PLC (United Kingdom)             1.4%
------------------------------------------------
Google, Inc., Class A (United States)       1.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,098.50        $ 7.48         1.43%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.80        $ 7.19         1.43%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,094.80        $11.49         2.20%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.96        $11.05         2.20%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,092.50        $11.43         2.19%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.01        $11.00         2.19%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,100.20        $ 4.71          .90%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.44        $ 4.53          .90%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,102.60        $ 8.86         1.69%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.50        $ 8.50         1.69%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,096.40        $ 7.79         1.49%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.50        $ 7.49         1.49%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,098.70        $ 6.23         1.19%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.00        $ 5.99         1.19%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,100.00        $ 4.92          .94%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.24        $ 4.73          .94%
-------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                    THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,096.80        $ 7.06         1.35%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.20        $ 6.79         1.35%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +9.85% for Class A, +9.48% for Class B, +9.25% for Class C, +10.02% for Class I, +10.26% for Class R2, +9.64% for Class R3, +9.87% for Class R4, +10.00% for
    Class R5 and +9.68% for Class W.


--------------------------------------------------------------------------------
10  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.5%)
Atlas Iron Ltd.                                        567,790(b)          $1,298,591
Centamin Egypt Ltd.                                  1,309,391(b)           2,651,314
CSL Ltd.                                               103,047              3,078,521
                                                                      ---------------
Total                                                                       7,028,426
-------------------------------------------------------------------------------------

BELGIUM (0.8%)
Ageas                                                1,219,949(b,e)         3,746,874
-------------------------------------------------------------------------------------

BRAZIL (1.7%)
Multiplan Empreendimentos Imobiliarios SA              173,400              3,027,888
Natura Cosmeticos SA                                   148,300              3,149,508
Redecard SA                                            100,500              1,669,312
                                                                      ---------------
Total                                                                       7,846,708
-------------------------------------------------------------------------------------

CANADA (1.2%)
Barrick Gold Corp.                                      52,058              2,267,126
Nexen, Inc.                                            149,300              3,630,708
                                                                      ---------------
Total                                                                       5,897,834
-------------------------------------------------------------------------------------

CHINA (1.0%)
Focus Media Holding Ltd., ADR                          151,003(b)           2,533,830
Industrial & Commercial Bank of China, Series
 H                                                   3,216,000(e)           2,344,019
                                                                      ---------------
Total                                                                       4,877,849
-------------------------------------------------------------------------------------

DENMARK (1.1%)
FLSmidth & Co. A/S                                      67,022(e)           5,050,054
-------------------------------------------------------------------------------------

FINLAND (0.5%)
Talvivaara Mining Co., PLC                             350,596(b)           2,426,916
-------------------------------------------------------------------------------------

FRANCE (2.1%)
Cie Generale Des Etablissements Michelin,
 Series B                                               33,383              2,438,577
Euler Hermes SA                                         32,540              2,691,205
Renault SA                                             103,610(b)           4,799,717
                                                                      ---------------
Total                                                                       9,929,499
-------------------------------------------------------------------------------------

GERMANY (1.8%)
Linde AG                                                44,018(e)           5,258,848
MTU Aero Engines Holding AG                             58,051(e)           3,182,353
                                                                      ---------------
Total                                                                       8,441,201
-------------------------------------------------------------------------------------

HONG KONG (4.1%)
Champion REIT                                        3,714,770(e)           1,727,720
China High Speed Transmission Equipment Group
 Co., Ltd.                                           1,585,000              3,756,387
Great Eagle Holdings Ltd.                            1,427,377              3,994,418
KWG Property Holding Ltd.                            2,956,000              1,705,963
Sun Hung Kai Properties Ltd.                           423,000              5,864,606
The Hongkong & Shanghai Hotels                       1,603,500              2,531,526
                                                                      ---------------
Total                                                                      19,580,620
-------------------------------------------------------------------------------------

INDIA (1.3%)
State Bank of India Ltd., GDR                           58,445(d,f)         5,949,912
-------------------------------------------------------------------------------------

INDONESIA (2.5%)
Bank Mandiri Tbk PT                                  5,877,500              3,726,058
Bank Rakyat Indonesia                                4,989,000              4,887,870
Perusahaan Gas Negara PT                             7,471,000              3,358,670
                                                                      ---------------
Total                                                                      11,972,598
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

IRELAND (0.8%)
Accenture PLC, Class A                                  82,479             $3,599,384
-------------------------------------------------------------------------------------

JAPAN (8.8%)
Asahi Breweries Ltd.                                   332,600(e)           5,975,579
Canon, Inc.                                            136,700              6,254,107
Honda Motor Co., Ltd.                                  132,800              4,494,345
Hoya Corp.                                             228,000              6,307,251
Makita Corp.                                           121,900              3,779,103
Mitsubishi Estate Co., Ltd.                            158,000              2,848,798
Nippon Electric Glass Co., Ltd.                        204,000              3,111,364
Osaka Securities Exchange Co., Ltd.                        309              1,586,851
Ushio, Inc.                                            141,900              2,344,023
Yamada Denki Co., Ltd.                                  61,960              4,845,660
                                                                      ---------------
Total                                                                      41,547,081
-------------------------------------------------------------------------------------

MEXICO (0.7%)
America Movil SAB de CV, ADR, Series L                  66,299              3,413,072
-------------------------------------------------------------------------------------

NETHERLANDS (1.6%)
Fugro NV                                                60,113              3,912,515
ING Groep NV                                           442,191(b)           3,902,482
                                                                      ---------------
Total                                                                       7,814,997
-------------------------------------------------------------------------------------

PANAMA (0.7%)
Copa Holdings SA, Class A                               58,793              3,332,387
-------------------------------------------------------------------------------------

POLAND (0.7%)
KGHM Polska Miedz SA                                    94,285              3,518,624
-------------------------------------------------------------------------------------

PORTUGAL (0.7%)
Galp Energia SGPS SA, Series B                         200,999              3,222,116
-------------------------------------------------------------------------------------

SINGAPORE (0.6%)
DBS Group Holdings Ltd.                                267,000              2,940,364
-------------------------------------------------------------------------------------

SOUTH KOREA (3.2%)
KB Financial Group, Inc.                                54,668              2,664,228
NHN Corp.                                               21,850(b)           3,643,698
Samsung Electronics Co., Ltd.                           11,489              8,737,504
                                                                      ---------------
Total                                                                      15,045,430
-------------------------------------------------------------------------------------

SPAIN (1.1%)
Banco Santander SA                                     207,406              2,636,944
Inditex SA                                              43,224              2,674,971
                                                                      ---------------
Total                                                                       5,311,915
-------------------------------------------------------------------------------------

SWITZERLAND (6.2%)
Credit Suisse Group AG                                  79,613              3,654,229
Nestle SA                                               89,363              4,372,817
Novartis AG                                             85,190              4,343,593
Roche Holding AG                                        31,154              4,919,108
Syngenta AG                                             10,814              2,740,067
The Swatch Group AG                                     17,730              5,194,487
Xstrata PLC                                            249,619              4,094,578
                                                                      ---------------
Total                                                                      29,318,879
-------------------------------------------------------------------------------------

TAIWAN (1.7%)
Hon Hai Precision Industry Co., Ltd.                   629,000              2,953,518
MediaTek, Inc.                                         143,000              2,421,823
Taiwan Semiconductor Manufacturing Co., Ltd.         1,299,000              2,542,841
                                                                      ---------------
Total                                                                       7,918,182
-------------------------------------------------------------------------------------

UNITED KINGDOM (12.9%)
3i Group PLC                                           616,624              2,543,632
Aggreko PLC                                            272,598              5,077,580
Autonomy Corp., PLC                                     82,934(b)           2,274,908
BG Group PLC                                           347,274              5,869,643
Burberry Group PLC                                     541,599              5,546,840
Chemring Group PLC                                      46,441              2,587,354
Ensco PLC, ADR                                          97,932              4,620,432
HSBC Holdings PLC                                      360,370              3,669,312
Intercontinental Hotels Group PLC                      146,317              2,579,598
International Power PLC                                372,387              1,884,842
Rio Tinto PLC                                          130,360              6,739,441
Tesco PLC                                              403,001              2,672,897
The Weir Group PLC                                     252,770              3,794,487


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Tullow Oil PLC                                         378,035             $6,583,793
Ultra Electronics Holdings PLC                         102,772              2,426,388
Vodafone Group PLC                                   1,057,130              2,342,365
                                                                      ---------------
Total                                                                      61,213,512
-------------------------------------------------------------------------------------

UNITED STATES (39.1%)
Aetna, Inc.                                             78,635              2,323,664
Alliance Data Systems Corp.                             16,903(b)           1,268,739
American Tower Corp., Class A                           76,195(b)           3,109,518
Apple, Inc.                                             43,456(b)          11,347,232
Bank of America Corp.                                  300,000              5,349,000
Cisco Systems, Inc.                                    174,501(b)           4,697,567
Citigroup, Inc.                                      1,219,063(b)           5,327,305
Cliffs Natural Resources, Inc.                          49,814              3,114,869
Cloud Peak Energy, Inc.                                219,719(b)           3,515,504
Dell, Inc.                                             355,231(b)           5,747,638
Devon Energy Corp.                                      58,807              3,959,476
eBay, Inc.                                             151,158(b)           3,599,072
Flowserve Corp.                                         36,020              4,127,172
Gilead Sciences, Inc.                                   86,725(b)           3,440,381
Google, Inc., Class A                                   12,417(b)           6,524,388
Hartford Financial Services Group, Inc.                305,606              8,731,163
Henry Schein, Inc.                                      90,000(b)           5,442,301
Hewlett-Packard Co.                                     94,353              4,903,525
IBM Corp.                                               63,765              8,225,685
Johnson & Johnson                                      117,228              7,537,760
JPMorgan Chase & Co.                                   175,672              7,480,115
Laboratory Corp of America Holdings                     56,090(b)           4,406,991
Lockheed Martin Corp.                                   46,054              3,909,524
Lowe's Companies, Inc.                                 146,412              3,970,693
Merck & Co., Inc.                                       84,740              2,969,290
Microsoft Corp.                                        153,747              4,695,434
Norfolk Southern Corp.                                 130,253              7,727,910
Oracle Corp.                                           176,247              4,554,222
QUALCOMM, Inc.                                          80,683              3,125,659
Republic Services, Inc.                                135,020              4,189,671
Sirona Dental Systems, Inc.                            121,484(b)           5,064,668
The Goldman Sachs Group, Inc.                           13,923              2,021,620
The Walt Disney Co.                                    165,075              6,081,363
Thermo Fisher Scientific, Inc.                         100,000(b)           5,528,000
Ultra Petroleum Corp.                                   64,520(b)           3,082,120
Union Pacific Corp.                                     35,930              2,718,464
Walgreen Co.                                           119,379              4,196,172
Wal-Mart Stores, Inc.                                   71,114              3,815,266
WESCO International, Inc.                               98,352(b)           3,995,058
                                                                      ---------------
Total                                                                     185,824,199
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $411,296,392)                                                     $466,768,633
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              2,555,366(g)          $2,555,366
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,555,366)                                                         $2,555,366
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (5.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(H)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $10,000,183                         0.22%           $10,000,000          $10,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $3,539,472                          0.19              3,539,416            3,539,416
 $2,000,042                          0.25              2,000,000            2,000,000
Pershing LLC
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,129                          0.31              5,000,000            5,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(H) (CONT.)
Societe Generale
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $3,000,053                          0.21%            $3,000,000           $3,000,000
                                                                      ---------------
Total                                                                      23,539,416
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $23,539,416)                                                       $23,539,416
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $437,391,174)(i)                                                  $492,863,415
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:

                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Aerospace & Defense                            2.5%         $12,105,619
Airlines                                       0.7            3,332,387
Auto Components                                0.5            2,438,577
Automobiles                                    1.9            9,294,062
Beverages                                      1.2            5,975,579
Biotechnology                                  1.4            6,518,902
Capital Markets                                1.7            8,219,481
Chemicals                                      1.7            7,998,915
Commercial Banks                               6.1           28,818,707
Commercial Services & Supplies                 1.9            9,267,251
Communications Equipment                       1.6            7,823,226
Computers & Peripherals                        6.4           30,224,080
Construction & Engineering                     1.1            5,050,054
Diversified Financial Services                 5.0           23,645,753
Electrical Equipment                           1.3            6,100,410
Electronic Equipment, Instruments &
  Components                                   2.6           12,372,133
Energy Equipment & Services                    1.8            8,532,947
Food & Staples Retailing                       2.2           10,684,335
Food Products                                  0.9            4,372,817
Gas Utilities                                  0.7            3,358,670
Health Care Equipment & Supplies               1.1            5,064,668
Health Care Providers & Services               2.6           12,172,956


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (CONTINUED)


                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Hotels, Restaurants & Leisure                  1.1%          $5,111,124
Household Durables                             0.8            3,779,103
Independent Power Producers & Energy
  Traders                                      0.4            1,884,842
Insurance                                      3.2           15,169,242
Internet Software & Services                   2.9           13,767,158
IT Services                                    1.4            6,537,435
Life Sciences Tools & Services                 1.2            5,528,000
Machinery                                      1.7            7,921,659
Media                                          1.8            8,615,193
Metals & Mining                                5.5           26,111,459
Office Electronics                             1.3            6,254,107
Oil, Gas & Consumable Fuels                    6.3           29,863,360
Personal Products                              0.7            3,149,508
Pharmaceuticals                                4.2           19,769,751
Real Estate Investment Trusts (REITs)          0.4            1,727,720
Real Estate Management & Development           3.7           17,441,673
Road & Rail                                    2.2           10,446,374
Semiconductors & Semiconductor
  Equipment                                    2.9           13,702,168
Software                                       2.4           11,524,564
Specialty Retail                               2.4           11,491,324
Textiles, Apparel & Luxury Goods               2.3           10,741,327
Trading Companies & Distributors               0.8            3,995,058
Wireless Telecommunication Services            1.9            8,864,955
Other(1)                                       5.5           26,094,782
-----------------------------------------------------------------------
Total                                                      $492,863,415
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                             CURRENCY TO    CURRENCY TO     UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED    BE RECEIVED    APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------
May 5, 2010                    2,447,222       1,592,000        $--           $(11,463)
                             U.S. Dollar   British Pound





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt
     GDR  -- Global Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $5,949,912 or 1.25% of net assets.

(e) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at April 30, 2010 was $5,949,912, representing 1.25% of net assets. Information concerning such security holdings at April 30, 2010 was as follows:

                                           ACQUISITION
     SECURITY                                 DATES                 COST
     ----------------------------------------------------------------------
     State Bank of India Ltd., GDR   07-29-09 thru 01-29-10      $4,488,231


(g) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(h) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


--------------------------------------------------------------------------------
16  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Discount Notes                            $12,726
Fannie Mae Interest Strip                             54,824
Fannie Mae Pool                                    6,773,408
Fannie Mae Principal Strip                             1,277
Fannie Mae REMICS                                    200,378
Federal Farm Credit Bank                             175,624
Federal Home Loan Banks                              162,825
Federal Home Loan Mortgage Corp                      227,947
Federal National Mortgage Association                164,072
Freddie Mac Non Gold Pool                            758,276
Freddie Mac Reference REMIC                           10,792
Freddie Mac REMICS                                   235,388
Freddie Mac Strips                                   136,926
Ginnie Mae I Pool                                    336,090
Ginnie Mae II Pool                                   249,498
Government National Mortgage Association              56,515
United States Treasury Inflation Indexed Bonds        46,021
United States Treasury Note/Bond                      80,211
United States Treasury Strip Coupon                  512,026
United States Treasury Strip Principal                 5,176
------------------------------------------------------------
Total market value of collateral securities      $10,200,000
------------------------------------------------------------


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $2,595,722
Freddie Mac Gold Pool                                874,747
Freddie Mac Non Gold Pool                            139,735
------------------------------------------------------------
Total market value of collateral securities       $3,610,204
------------------------------------------------------------




--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Allied Irish Banks PLC/New York NY                  $305,263
Banco Bilbao Vizcaya Argentaria/NY                    11,049
Bank of Nova Scotia                                      675
BNP Paribas NY                                       232,825
Calyon NY                                             15,594
Credit Agricole Corporate and Investment
  Bank/New York                                      153,074
Dexia Credit Local NY                                169,957
DnB NOR Bank                                           1,375
Natixis/New York NY                                  547,439
Nordea Bank Finland PLC                               45,734
Rabobank Nederland NV/NY                              75,790
Royal Bank of Scotland PLC/Greenwich CT               14,541
Sanpaolo IMI SpA/New York                              4,630
Societe Generale NY                                   67,368
Standard Chartered Banking                            92,060
Sumitomo Mitsui Banking Corp/New York                200,000
Svenska Handelsbanken/New York NY                      6,558
Toronto Dominion Bank/NY                             149,474
UBS AG Stamford                                        6,594
------------------------------------------------------------
Total market value of collateral securities       $2,100,000
------------------------------------------------------------


PERSHING LLC (0.31%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $1,474,531
Fannie Mae REMICS                                    467,738
Fannie Mae-Aces                                       16,488
Federal Farm Credit Bank                              92,460
Federal Home Loan Banks                              179,004
Federal Home Loan Mortgage Corp                       27,352
Federal National Mortgage Association                 81,596
Freddie Mac Gold Pool                              1,245,692
Freddie Mac Non Gold Pool                             67,976
Freddie Mac REMICS                                    23,831
Ginnie Mae I Pool                                     81,073
Ginnie Mae II Pool                                   107,165
Government National Mortgage Association               2,954
United States Treasury Bill                              370
United States Treasury Note/Bond                     837,713
United States Treasury Strip Coupon                  138,394
United States Treasury Strip Principal               255,663
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------




--------------------------------------------------------------------------------
18  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



SOCIETE GENERALE (0.21%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae REMICS                                 $1,070,709
FHLMC-GNMA                                             6,643
Freddie Mac REMICS                                   841,424
Government National Mortgage Association           1,141,224
------------------------------------------------------------
Total market value of collateral securities       $3,060,000
------------------------------------------------------------



(i) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $437,391,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $63,309,000
     Unrealized depreciation                          (7,837,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $55,472,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
20  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               Fair value at April 30, 2010
                             ----------------------------------------------------------------
                                  Level 1           Level 2
                               quoted prices         other          Level 3
                                 in active        significant     significant
                                markets for       observable     unobservable
DESCRIPTION(a)               identical assets       inputs          inputs           Total
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Aerospace & Defense          $3,909,524        $8,196,095         $--         $12,105,619
    Auto Components                      --         2,438,577          --           2,438,577
    Automobiles                          --         9,294,062          --           9,294,062
    Beverages                            --         5,975,579          --           5,975,579
    Biotechnology                 3,440,381         3,078,521          --           6,518,902
    Capital Markets               2,021,620         6,197,861          --           8,219,481
    Chemicals                            --         7,998,915          --           7,998,915
    Commercial Banks                     --        28,818,707          --          28,818,707
    Commercial Services &
     Supplies                     4,189,670         5,077,581          --           9,267,251
    Construction &
     Engineering                         --         5,050,054          --           5,050,054
    Diversified Financial
     Services                    18,156,419         5,489,334          --          23,645,753
    Electrical Equipment                 --         6,100,410          --           6,100,410
    Electronic Equipment,
     Instruments &
     Components                          --        12,372,133          --          12,372,133
    Energy Equipment &
     Services                     4,620,432         3,912,515          --           8,532,947
    Food & Staples
     Retailing                    8,011,438         2,672,897          --          10,684,335
    Food Products                        --         4,372,817          --           4,372,817
    Gas Utilities                        --         3,358,670          --           3,358,670
    Hotels, Restaurants &
     Leisure                             --         5,111,124          --           5,111,124
    Household Durables                   --         3,779,103          --           3,779,103
    Independent Power
     Producers & Energy
     Traders                             --         1,884,842          --           1,884,842
    Insurance                     8,731,164         6,438,078          --          15,169,242
    Internet Software &
     Services                    10,123,460         3,643,698          --          13,767,158
    IT Services                   4,868,123         1,669,312          --           6,537,435
    Machinery                     4,127,172         3,794,487          --           7,921,659
    Metals & Mining               5,381,995        20,729,464          --          26,111,459
    Office Electronics                   --         6,254,107          --           6,254,107
    Oil, Gas & Consumable
     Fuels                       14,187,808        15,675,552          --          29,863,360


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                               Fair value at April 30, 2010
                             ----------------------------------------------------------------
                                  Level 1           Level 2
                               quoted prices         other          Level 3
                                 in active        significant     significant
                                markets for       observable     unobservable
DESCRIPTION(a)               identical assets       inputs          inputs           Total
---------------------------------------------------------------------------------------------
    Personal Products                   $--        $3,149,508         $--          $3,149,508
    Pharmaceuticals              10,507,050         9,262,701          --          19,769,751
    Real Estate
     Investment Trusts
     (REITs)                             --         1,727,720          --           1,727,720
    Real Estate
     Management &
     Development                         --        17,441,673          --          17,441,673
    Semiconductors &
     Semiconductor
     Equipment                           --        13,702,168          --          13,702,168
    Software                      9,249,656         2,274,908          --          11,524,564
    Specialty Retail              3,970,694         7,520,630          --          11,491,324
    Textiles, Apparel &
     Luxury Goods                        --        10,741,327          --          10,741,327
    Wireless
     Telecommunication
     Services                     6,522,590         2,342,365          --           8,864,955
    All Other Industries         87,201,942                --          --          87,201,942
---------------------------------------------------------------------------------------------
Total Equity Securities         209,221,138       257,547,495          --         466,768,633
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                       2,555,366                --          --           2,555,366
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --        23,539,416          --          23,539,416
---------------------------------------------------------------------------------------------
Total Other                       2,555,366        23,539,416          --          26,094,782
---------------------------------------------------------------------------------------------
Investments in Securities       211,776,504       281,086,911          --         492,863,415
Other Financial
  Instruments(d)                         --           (11,463)         --             (11,463)
---------------------------------------------------------------------------------------------
Total                          $211,776,504      $281,075,448         $--        $492,851,952
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
22  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $411,296,392)             $ 466,768,633
  Affiliated money market fund (identified cost $2,555,366)            2,555,366
  Investments of cash collateral received for securities on loan
    (identified cost $23,539,416)                                     23,539,416
--------------------------------------------------------------------------------
Total investments in securities (identified cost $437,391,174)       492,863,415
Foreign currency holdings (identified cost $985,061)                   1,007,501
Capital shares receivable                                                222,009
Dividends and accrued interest receivable                                566,346
Receivable for investment securities sold                             10,084,852
Reclaims receivable                                                      581,173
Other receivable                                                         214,186
--------------------------------------------------------------------------------
Total assets                                                         505,539,482
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   422,260
Payable for investment securities purchased                            7,220,989
Payable upon return of securities loaned                              23,539,416
Unrealized depreciation on forward foreign currency contracts             11,463
Accrued investment management services fees                               10,379
Accrued distribution fees                                                  3,943
Accrued transfer agency fees                                               3,359
Accrued administrative services fees                                       1,054
Accrued plan administration services fees                                     49
Other accrued expenses                                                   143,938
--------------------------------------------------------------------------------
Total liabilities                                                     31,356,850
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 474,182,632
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     711,178
Additional paid-in capital                                           757,588,283
Excess of distributions over net investment income                    (1,434,244)
Accumulated net realized gain (loss)                                (338,238,498)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          55,555,913
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 474,182,632
--------------------------------------------------------------------------------
*Value of securities on loan                                       $  22,387,428
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
24  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $393,491,281           58,684,062                       $6.71(1)
Class B          $ 32,869,910            5,212,537                       $6.31
Class C          $ 10,650,108            1,708,282                       $6.23
Class I          $ 30,130,161            4,470,917                       $6.74
Class R2         $     37,219                5,496                       $6.77
Class R3         $      4,260                  634                       $6.72
Class R4         $  6,977,037            1,032,535                       $6.76
Class R5         $     18,357                2,722                       $6.74
Class W          $      4,299                  639                       $6.73
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.12. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  25

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 3,711,937
Interest                                                                   639
Income distributions from affiliated money market fund                     416
Income from securities lending -- net                                   22,210
  Less foreign taxes withheld                                         (250,715)
------------------------------------------------------------------------------
Total income                                                         3,484,487
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,829,296
Distribution fees
  Class A                                                              502,645
  Class B                                                              168,246
  Class C                                                               53,940
  Class R2                                                                  95
  Class R3                                                                   5
  Class W                                                                    5
Transfer agency fees
  Class A                                                              570,346
  Class B                                                               50,935
  Class C                                                               15,832
  Class R2                                                                  10
  Class R3                                                                   2
  Class R4                                                               1,671
  Class R5                                                                   5
  Class W                                                                    4
Administrative services fees                                           195,034
Plan administration services fees
  Class R2                                                                  48
  Class R3                                                                   5
  Class R4                                                               8,356
Compensation of board members                                            8,437
Custodian fees                                                          58,150
Printing and postage                                                    30,520
Registration fees                                                       30,940
Professional fees                                                       13,121
Other                                                                   15,777
------------------------------------------------------------------------------
Total expenses                                                       3,553,425
------------------------------------------------------------------------------
Investment income (loss) -- net                                        (68,938)

------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $12,616,006
  Foreign currency transactions                                        129,082
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             12,745,088
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        32,496,414
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               45,241,502
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $45,172,564
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    (68,938) $   3,794,601
Net realized gain (loss) on investments                                  12,745,088   (107,498,811)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     32,496,414    183,214,646
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          45,172,564     79,510,436
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (1,451,376)    (5,343,305)
    Class B                                                                 (38,424)            --
    Class C                                                                 (13,917)        (7,366)
    Class I                                                                (189,423)      (409,801)
    Class R2                                                                     --            (81)
    Class R3                                                                    (14)           (64)
    Class R4                                                                (28,778)       (95,325)
    Class R5                                                                    (94)           (82)
    Class W                                                                     (16)           (56)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (1,722,042)    (5,856,080)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
28  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 13,456,434  $  38,201,079
  Class B shares                                                          1,254,840      3,574,996
  Class C shares                                                            650,378      1,451,876
  Class I shares                                                          1,598,870     39,064,193
  Class R2 shares                                                            10,967          9,763
  Class R4 shares                                                           810,897      1,403,150
  Class R5 shares                                                                --              1
Fund merger (Note 11)
  Class A shares                                                                N/A     11,920,114
  Class B shares                                                                N/A        968,653
  Class C shares                                                                N/A      5,405,143
  Class R2 shares                                                               N/A        143,426
  Class R5 shares                                                               N/A         13,250
Reinvestment of distributions at net asset value
  Class A shares                                                          1,411,601      5,231,241
  Class B shares                                                             37,535             --
  Class C shares                                                             12,552          7,156
  Class I shares                                                            189,400        409,715
  Class R2 shares                                                                --             31
  Class R4 shares                                                            28,778         95,325
  Class R5 shares                                                                72             --
Conversions from Class B to Class A
  Class A shares                                                             73,345      8,590,859
  Class B shares                                                            (73,345)    (8,590,859)
Payments for redemptions
  Class A shares                                                        (52,150,336)  (105,412,307)
  Class B shares                                                         (4,335,800)   (10,894,724)
  Class C shares                                                         (1,520,697)    (1,994,833)
  Class I shares                                                         (7,431,425)   (17,447,359)
  Class R2 shares                                                           (23,742)      (121,102)
  Class R4 shares                                                          (507,875)    (1,395,358)
  Class R5 shares                                                              (971)            --
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (46,508,522)   (29,366,571)
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements (Note 10)                              424,540         93,216
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (2,633,460)    44,381,001
Net assets at beginning of period                                       476,816,092    432,435,091
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $474,182,632  $ 476,816,092
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $ (1,434,244) $     356,736
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS A                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.13            $5.21        $9.61       $7.52       $6.23       $5.16
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)           .05          .05         .02         .01         .02
Net gains (losses) (both realized and
 unrealized)                                               .59              .95        (4.41)       2.13        1.30        1.08
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .59             1.00        (4.36)       2.15        1.31        1.10
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)            (.08)        (.04)       (.06)       (.02)       (.03)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .00(a)        --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.71            $6.13        $5.21       $9.61       $7.52       $6.23
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.85%(b)        19.39%(c)   (45.55%)     28.82%      21.01%      21.48%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           1.43%(e)         1.44%        1.46%       1.39%       1.51%       1.57%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .00%(a)(e)       .92%         .65%        .28%        .23%        .33%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $393             $395         $380        $737        $608        $446
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%              81%          97%        100%        112%         93%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS B                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.77            $4.87        $9.02       $7.06       $5.88       $4.87
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             .01         (.01)       (.04)       (.01)       (.02)
Net gains (losses) (both realized and
 unrealized)                                               .56              .89        (4.14)       2.00        1.19        1.03
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .54              .90        (4.15)       1.96        1.18        1.01
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)              --           --         .00(a)       --          --
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .00(a)        --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.31            $5.77        $4.87       $9.02       $7.06       $5.88
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.48%(b)        18.48%(c)   (46.01%)     27.81%      20.07%      20.74%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           2.20%(e)         2.21%        2.23%       2.15%       2.28%       2.34%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.77%)(e)         .22%        (.11%)      (.45%)      (.54%)      (.41%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $33              $33          $42        $104        $110        $102
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%              81%          97%        100%        112%         93%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS C                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.71            $4.83        $8.93       $7.02       $5.85       $4.85
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             .00(a)      (.01)       (.04)       (.01)       (.02)
Net gains (losses) (both realized and
 unrealized)                                               .54              .89        (4.09)       1.98        1.18        1.03
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .52              .89        (4.10)       1.94        1.17        1.01
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)            (.01)          --        (.03)         --        (.01)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .00(a)        --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.23            $5.71        $4.83       $8.93       $7.02       $5.85
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.25%(b)        18.39%(c)   (45.91%)     27.76%      20.03%      20.89%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           2.19%(e)         2.20%        2.22%       2.15%       2.27%       2.33%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.76%)(e)        (.08%)       (.09%)      (.48%)      (.50%)      (.53%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $11              $11           $5          $8          $6          $2
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%              81%          97%        100%        112%         93%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED      YEAR ENDED OCT. 31,
CLASS I                                             APRIL 30, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(f)
Net asset value, beginning of period                     $6.16            $5.25        $7.47
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .09          .03
Net gains (losses) (both realized and
 unrealized)                                               .59              .95        (2.25)
--------------------------------------------------------------------------------------------
Total from investment operations                           .61             1.04        (2.22)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.13)          --
--------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .00(a)        --
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.74            $6.16        $5.25
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.02%(b)        20.21%(c)   (29.72%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                            .90%(e)          .84%         .85%(e)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .52%(e)         1.56%        1.55%(e)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $30              $33          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%              81%          97%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED             YEAR ENDED OCT. 31,
CLASS R2                                            APRIL 30, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(g)
Net asset value, beginning of period                     $6.14            $5.23        $9.62        $7.89
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)            (.01)         .05         (.01)
Net gains (losses) (both realized and
 unrealized)                                               .63             1.00        (4.42)        1.84
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .62              .99        (4.37)        1.83
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.08)        (.02)        (.10)
---------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .00(a)        --           --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.77            $6.14        $5.23        $9.62
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.26%(b)        19.13%(c)   (45.48%)      23.41%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.69%(e)         1.69%        1.79%        1.74%(e)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(h)                                 1.69%(e)         1.69%        1.54%        1.74%(e)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.24%)(e)        (.16%)        .57%        (.13%)(e)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%              81%          97%         100%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED             YEAR ENDED OCT. 31,
CLASS R3                                            APRIL 30, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(g)
Net asset value, beginning of period                     $6.15            $5.24        $9.65        $7.89
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.00)(a)          .05          .06          .01
Net gains (losses) (both realized and
 unrealized)                                               .58              .96        (4.43)        1.85
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .58             1.01        (4.37)        1.86
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)            (.10)        (.04)        (.10)
---------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .00(a)        --           --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.72            $6.15        $5.24        $9.65
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.64%(b)        19.63%(c)   (45.43%)      23.80%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.49%(e)         1.38%        1.54%        1.49%(e)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(h)                                 1.49%(e)         1.32%        1.29%        1.49%(e)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.06%)(e)        1.03%         .82%         .12%(e)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%              81%          97%         100%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS R4                                            APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.18            $5.26        $9.70       $7.60       $6.29       $5.20
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .06          .07         .04         .02         .04
Net gains (losses) (both realized and
 unrealized)                                               .59              .96        (4.46)       2.13        1.31        1.09
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .60             1.02        (4.39)       2.17        1.33        1.13
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.10)        (.05)       (.07)       (.02)       (.04)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .00(a)        --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.76            $6.18        $5.26       $9.70       $7.60       $6.29
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.87%(b)        19.72%(c)   (45.47%)     28.85%      21.26%      21.90%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.19%(e)         1.15%        1.29%       1.23%       1.32%       1.38%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(h)                                 1.19%(e)         1.15%        1.28%       1.23%       1.32%       1.38%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .25%(e)         1.22%         .83%        .45%        .44%        .49%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $7               $6           $5         $10          $9          $6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%              81%          97%        100%        112%         93%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED             YEAR ENDED OCT. 31,
CLASS R5                                            APRIL 30, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(g)
Net asset value, beginning of period                     $6.16            $5.25        $9.69        $7.89
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .08          .08          .05
Net gains (losses) (both realized and
 unrealized)                                               .58              .96        (4.45)        1.85
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .60             1.04        (4.37)        1.90
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.13)        (.07)        (.10)
---------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .00(a)        --           --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.74            $6.16        $5.25        $9.69
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.00%(b)        20.20%(c)   (45.40%)      24.33%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                            .94%(e)          .90%        1.04%         .99%(e)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .49%(e)         1.39%        1.07%         .62%(e)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%              81%          97%         100%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED             YEAR ENDED OCT. 31,
CLASS W                                             APRIL 30, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(i)
Net asset value, beginning of period                     $6.16            $5.23        $9.66        $7.83
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)           .06          .05          .02
Net gains (losses) (both realized and
 unrealized)                                               .59              .96        (4.44)        1.91
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .59             1.02        (4.39)        1.93
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.09)        (.04)        (.10)
---------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .00(a)        --           --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.73            $6.16        $5.23        $9.66
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.68%(b)        19.70%(c)   (45.62%)      24.87%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Total expenses                                           1.35%(e)         1.30%        1.43%        1.39%(e)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .08%(e)         1.05%         .68%         .20%(e)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%              81%          97%         100%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) During the six months ended April 30, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.
(c) During the year ended Oct. 31, 2009, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.02%
(d) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(g) For the period from Dec. 11, 2006 (when shares became publicly available) to Oct. 31, 2007.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) For the period from Dec. 1, 2006 (when shares became publicly available) to Oct. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

Threadneedle Global Equity Fund (the Fund) is a series of RiverSource Global Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities, including companies located in developed and emerging countries.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market

--------------------------------------------------------------------------------
40  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At April 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2010 was $5,949,912 representing 1.25% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15%

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to

--------------------------------------------------------------------------------
42  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Unrealized
                                                      depreciation on
Foreign exchange                                      forward foreign
  contracts          N/A                      N/A     currency contracts     $11,463
-------------------------------------------------------------------------------------------
Total                                         N/A                            $11,463
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $42,100
------------------------------------------------------------------------------
Total                                               $42,100
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                         $(11,463)
------------------------------------------------------------------------------
Total                                              $(11,463)
------------------------------------------------------------------------------




--------------------------------------------------------------------------------
44  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $2.4 million at April 30, 2010. The monthly average gross notional amount for these contracts was $800,000 for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Global Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $91,413 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010 was 0.75% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation,

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $1,288.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman Global Growth Fund, which was acquired by the Fund on Aug. 14, 2009 (see Note 11), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2010, the Fund's total potential future obligation over the life of the Guaranty is $24,977. The liability remaining at April 30, 2010 for Non-Recurring Charges amounted to $12,936 and is included within other accrued expenses in the Statement of Assets and Liabilities.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.


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46  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,367,000 and $76,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $164,031 for Class A, $9,902 for Class B and $61 for Class C for the six months ended April 30, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $154,177,650 and $208,907,871, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                       2,052,763        7,500,867
Fund merger                                      N/A        2,011,033
Converted from Class B*                       11,132        1,463,400
Reinvested distributions                     218,853          983,464
Redeemed                                  (7,952,411)     (20,645,429)
----------------------------------------------------------------------
Net increase (decrease)                   (5,669,663)      (8,686,665)
----------------------------------------------------------------------

CLASS B
Sold                                         203,765          745,833
Fund merger                                      N/A          173,293
Reinvested distributions                       6,174               --
Converted to Class A*                        (11,828)      (1,561,833)
Redeemed                                    (703,473)      (2,294,056)
----------------------------------------------------------------------
Net increase (decrease)                     (505,362)      (2,936,763)
----------------------------------------------------------------------

CLASS C
Sold                                         106,373          298,410
Fund merger                                      N/A          977,635
Reinvested distributions                       2,085            1,304
Redeemed                                    (251,668)        (411,308)
----------------------------------------------------------------------
Net increase (decrease)                     (143,210)         866,041
----------------------------------------------------------------------

CLASS I
Sold                                         240,718        8,069,029
Reinvested distributions                      29,228           69,326
Redeemed                                  (1,088,585)      (2,849,465)
----------------------------------------------------------------------
Net increase (decrease)                     (818,639)       5,288,890
----------------------------------------------------------------------

CLASS R2
Sold                                           1,651            1,844
Fund merger                                      N/A           24,131
Reinvested distributions                          --                5
Redeemed                                      (3,653)         (19,116)
----------------------------------------------------------------------
Net increase (decrease)                       (2,002)           6,864
----------------------------------------------------------------------

CLASS R4
Sold                                         124,080          265,435
Reinvested distributions                       4,427           17,716
Redeemed                                     (76,137)        (266,560)
----------------------------------------------------------------------
Net increase (decrease)                       52,370           16,591
----------------------------------------------------------------------



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48  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS R5
Fund merger                                      N/A            2,227
Reinvested distributions                          11               --
Redeemed                                        (150)              --
----------------------------------------------------------------------
Net increase (decrease)                         (139)           2,227
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $22,387,428 were on loan, secured by cash collateral of $23,539,416 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


$22,210 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $65,257,360 and $65,116,927, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.


--------------------------------------------------------------------------------
50  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


10. PROCEEDS FROM REGULATORY SETTLEMENT

As a result of settlements of administrative proceedings brought by the Securities and Exchange Commission against unaffiliated third parties relating to market timing and/or late trading of mutual funds, the Fund received $424,540 during the six months ended April 30, 2010 and $93,216 during the year ended Oct. 31, 2009, which represented the Fund's portion of the proceeds from the settlements (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11. FUND MERGER

At the close of business on Aug. 14, 2009, Threadneedle Global Equity Fund acquired the assets and assumed the identified liabilities of Seligman Global Growth Fund. The reorganization was completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Threadneedle Global Equity Fund immediately before the acquisition were $475,267,886 and the combined net assets immediately after the acquisition were $493,718,472. The merger was accomplished by a tax-free exchange of 3,038,152 shares of Seligman Global Growth Fund valued at $18,450,586.

In exchange for the Seligman Global Growth Fund shares and net assets, Threadneedle Global Equity Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  2,011,033
Class B...........................................    173,293
Class C...........................................    977,635
Class R2..........................................     24,131
Class R5..........................................      2,227


The components of Seligman Global Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                                 EXCESS OF
                                                              ACCUMULATED   DISTRIBUTIONS OVER
                        TOTAL       CAPITAL     UNREALIZED        NET         NET INVESTMENT
                      NET ASSETS     STOCK     APPRECIATION  REALIZED LOSS        INCOME
----------------------------------------------------------------------------------------------
Seligman Global
  Growth Fund......  $18,450,586  $52,704,193    $320,343     $(34,572,254)       $(1,696)




--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

12. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $339,519,748 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

    2010            2011          2015           2016           2017
$143,688,441    $30,509,951    $2,715,902    $62,625,028    $99,980,426


Threadneedle Global Equity Fund acquired $5,786,102 of capital loss carry-overs in connection with the Seligman Global Growth Fund merger (Note 11). The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code. For the year ended Oct. 31, 2009, $199,257,689 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

13. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

14. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or

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52  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

15. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
54  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT  ---------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  55

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued)  ---------------------------------------------------------


Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates (including the Subadviser), and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the

--------------------------------------------------------------------------------
56  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts of the investment manager (or Subadviser) (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. The Board further observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  57

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued)  ---------------------------------------------------------


to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.



--------------------------------------------------------------------------------
58  THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  59

THREADNEEDLE GLOBAL EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. Threadneedle(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC). Threadneedle mutual funds are subadvised by Threadneedle International Limited, an affiliate of
                                Columbia Management.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6451 Y (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

THREADNEEDLE
GLOBAL EQUITY INCOME FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

THREADNEEDLE GLOBAL EQUITY INCOME FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT INCOME AND SECONDARILY, GROWTH OF CAPITAL.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   19

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   23

Financial Highlights...............   25

Notes to Financial Statements......   33

Approval of Investment Management
  Services Agreement...............   48

Proxy Voting.......................   51




--------------------------------------------------------------------------------
2  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Global Equity Income Fund (the Fund) Class A shares gained 7.71%
  (excluding sales charge) for the six months ended April 30, 2010.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) All Country World Index, which advanced 10.03% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                             SINCE
                                                           INCEPTION
                                       6 MONTHS*   1 YEAR    8/1/08
--------------------------------------------------------------------
Threadneedle Global Equity Income
  Fund
  Class A (excluding sales charge)       +7.71%   +38.29%    -3.28%
--------------------------------------------------------------------
MSCI All Country World Index(1)
  (unmanaged)                           +10.03%   +40.00%    -3.27%
--------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) All Country World Index, an unmanaged index of equity securities, is designed to measure equity market performance in the global developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
             THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 8/1/08)               +7.71%   +38.29%    -3.28%
--------------------------------------------------------------------
Class B (inception 8/1/08)               +7.33%   +37.17%    -3.98%
--------------------------------------------------------------------
Class C (inception 8/1/08)               +7.36%   +37.11%    -4.02%
--------------------------------------------------------------------
Class I (inception 8/1/08)               +8.02%   +38.75%    -2.92%
--------------------------------------------------------------------
Class R2 (inception 8/1/08)              +7.62%   +37.55%    -3.63%
--------------------------------------------------------------------
Class R3 (inception 8/1/08)              +7.61%   +38.03%    -3.35%
--------------------------------------------------------------------
Class R4 (inception 8/1/08)              +7.75%   +38.35%    -3.15%
--------------------------------------------------------------------
Class R5 (inception 8/1/08)              +7.87%   +38.69%    -2.97%
--------------------------------------------------------------------

With sales charge
Class A (inception 8/1/08)               +1.51%   +30.33%    -6.51%
--------------------------------------------------------------------
Class B (inception 8/1/08)               +2.33%   +32.17%    -6.11%
--------------------------------------------------------------------
Class C (inception 8/1/08)               +6.36%   +36.11%    -4.02%
--------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
   X                      Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


Threadneedle Global Equity Income Fund is designed for long-term investors with an above average risk tolerance. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
             THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Australia                                   5.3%
------------------------------------------------
Brazil                                      3.2%
------------------------------------------------
Canada                                      1.9%
------------------------------------------------
China                                       1.4%
------------------------------------------------
Finland                                     5.6%
------------------------------------------------
France                                      4.4%
------------------------------------------------
Germany                                     3.4%
------------------------------------------------
Greece                                      0.6%
------------------------------------------------
Hong Kong                                   4.2%
------------------------------------------------
Indonesia                                   0.8%
------------------------------------------------
Italy                                       2.3%
------------------------------------------------
Japan                                       3.7%
------------------------------------------------
Jersey                                      1.3%
------------------------------------------------
Malaysia                                    0.4%
------------------------------------------------
Mexico                                      1.1%
------------------------------------------------
Netherlands                                 1.1%
------------------------------------------------
Norway                                      0.7%
------------------------------------------------
Poland                                      0.7%
------------------------------------------------
Singapore                                   2.9%
------------------------------------------------
Spain                                       1.3%
------------------------------------------------
Sweden                                      1.6%
------------------------------------------------
Taiwan                                      5.4%
------------------------------------------------
Thailand                                    0.8%
------------------------------------------------
United Kingdom                             16.9%
------------------------------------------------
United States                              27.5%
------------------------------------------------
Other(2)                                    1.5%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

BP Prudhoe Bay Royalty Trust (United
  States)                                   2.5%
------------------------------------------------
Pearson PLC (United Kingdom)                2.3%
------------------------------------------------
Talvivaara Mining 2013 5.25% (Finland)      2.3%
------------------------------------------------
BP PLC (United Kingdom)                     2.2%
------------------------------------------------
Merck & Co., Inc. (United States)           2.1%
------------------------------------------------
DBS Group Holdings Ltd. (Singapore)         2.0%
------------------------------------------------
Baytex Energy Trust Unit (Canada)           1.9%
------------------------------------------------
Kinder Morgan Energy Partners LP (United
  States)                                   1.8%
------------------------------------------------
Bristol-Myers Squibb Co. (United States)    1.8%
------------------------------------------------
Nintendo Co., Ltd. (Japan)                  1.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
             THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $ 1,077.10        $ 6.94         1.34%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.25         $ 6.74         1.34%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $ 1,073.30        $10.86         2.10%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.46         $10.55         2.10%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $ 1,073.60        $10.86         2.10%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $ 1,014.46        $10.55         2.10%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $ 1,080.20        $ 4.98          .96%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.14         $ 4.84          .96%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $ 1,076.20        $ 9.06         1.75%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.21         $ 8.80         1.75%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $ 1,076.10        $ 7.76         1.50%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.45         $ 7.54         1.50%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $ 1,077.50        $ 6.53         1.26%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.65         $ 6.34         1.26%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $ 1,078.70        $ 5.18         1.00%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.95         $ 5.04         1.00%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +7.71% for Class A, +7.33% for Class B, +7.36% for Class C, +8.02% for Class I, +7.62% for Class R2, +7.61% for Class R3, +7.75% for Class R4 and +7.87% for Class R5.


--------------------------------------------------------------------------------
             THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (94.2%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (5.2%)
Coal & Allied Industries Ltd.                            3,105               $279,633
Coca-Cola Amatil Ltd.                                   41,096                424,166
Foster's Group Ltd.                                     55,692                279,023
National Australia Bank Ltd.                            13,837                353,443
Telstra Corp., Ltd.                                    101,667                297,809
                                                                      ---------------
Total                                                                       1,634,074
-------------------------------------------------------------------------------------

BRAZIL (3.2%)
Cia de Bebidas das Americas                              3,700                361,397
Multiplus SA                                            13,937(b)             163,634
Natura Cosmeticos SA                                    13,400                284,581
Redecard SA                                             11,500                191,016
                                                                      ---------------
Total                                                                       1,000,628
-------------------------------------------------------------------------------------

CANADA (1.9%)
Baytex Energy Trust Unit                                17,357                586,840
-------------------------------------------------------------------------------------

CHINA (1.4%)
Bank of China Ltd., Series H                           422,000(d)             217,244
CNOOC Ltd.                                             118,000                207,563
                                                                      ---------------
Total                                                                         424,807
-------------------------------------------------------------------------------------

FINLAND (3.4%)
Fortum OYJ                                               9,826                253,868
Sampo OYJ, Series A                                     19,704                484,269
Wartsila OYJ                                             6,295(d)             320,497
                                                                      ---------------
Total                                                                       1,058,634
-------------------------------------------------------------------------------------

FRANCE (4.4%)
France Telecom SA                                        8,548                187,109
Sanofi-Aventis SA                                        3,840(b)             261,930
Total SA                                                 7,590                412,905
Vivendi SA                                              19,091(d)             500,747
                                                                      ---------------
Total                                                                       1,362,691
-------------------------------------------------------------------------------------

GERMANY (3.4%)
Allianz SE                                               1,327(b)             151,730
BASF SE                                                  7,810(d)             455,457
Deutsche Telekom AG                                     13,917                181,183
E.ON AG                                                  7,177                265,405
                                                                      ---------------
Total                                                                       1,053,775
-------------------------------------------------------------------------------------

GREECE (0.6%)
OPAP SA                                                  8,529                173,214
-------------------------------------------------------------------------------------

HONG KONG (4.2%)
Champion REIT                                        1,143,000(d)             531,603
Great Eagle Holdings Ltd.                               77,209                216,064
Hang Lung Properties Ltd.                               38,000(d)             136,699
Hang Seng Bank Ltd.                                     18,300                249,414
Sun Hung Kai Properties Ltd.                            12,000                166,372
                                                                      ---------------
Total                                                                       1,300,152
-------------------------------------------------------------------------------------

INDONESIA (0.7%)
Perusahaan Gas Negara PT                               519,500                233,547
-------------------------------------------------------------------------------------

ITALY (2.3%)
ENI SpA                                                 18,091                404,276
Snam Rete Gas SpA                                       24,069                114,294
Telecom Italia SpA                                     136,667(b)             191,053
                                                                      ---------------
Total                                                                         709,623
-------------------------------------------------------------------------------------

JAPAN (3.7%)
Hoya Corp.                                              11,200                309,830
Nintendo Co., Ltd.                                       1,600                537,570
Oracle Corp. Japan                                       6,200(d)             307,308
                                                                      ---------------
Total                                                                       1,154,708
-------------------------------------------------------------------------------------

MALAYSIA (0.4%)
Maxis Bhd                                               71,000                118,280
-------------------------------------------------------------------------------------

MEXICO (1.1%)
Grupo Continental SAB de Cv                            124,300                332,237
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

NETHERLANDS (1.1%)
Royal Dutch Shell PLC, Series B                         10,930               $329,512
-------------------------------------------------------------------------------------

NORWAY (0.7%)
Statoil ASA                                              9,100                220,106
-------------------------------------------------------------------------------------

POLAND (0.7%)
KGHM Polska Miedz SA                                     6,201                231,415
-------------------------------------------------------------------------------------

SINGAPORE (2.9%)
Ascendas Real Estate Investment Trust                  203,000(d)             283,458
DBS Group Holdings Ltd.                                 55,500                611,198
                                                                      ---------------
Total                                                                         894,656
-------------------------------------------------------------------------------------

SPAIN (1.3%)
Banco Santander SA                                      31,416                399,421
-------------------------------------------------------------------------------------

SWEDEN (1.6%)
Holmen AB, Series B                                      6,474                163,313
Skanska AB, Series B                                    20,313                336,657
                                                                      ---------------
Total                                                                         499,970
-------------------------------------------------------------------------------------

TAIWAN (5.2%)
Chunghwa Telecom Co., Ltd., ADR                         14,467                282,396
Delta Electronics, Inc.                                104,040                344,944
HTC Corp.                                               38,000                509,301
Hung Poo Real Estate Development Corp.                 182,000                240,946
Taiwan Semiconductor Manufacturing Co., Ltd.           144,000                281,885
                                                                      ---------------
Total                                                                       1,659,472
-------------------------------------------------------------------------------------

THAILAND (0.8%)
Bangkok Bank PCL                                        69,500                248,147
-------------------------------------------------------------------------------------

UNITED KINGDOM (16.7%)
Admiral Group PLC                                       25,892                519,268
AstraZeneca PLC                                          8,386                370,537
BAE Systems PLC                                         56,710                297,219
BP PLC                                                  76,969                671,294
British American Tobacco PLC                            12,648                397,698
Close Brothers Group PLC                                18,595                206,968
GlaxoSmithKline PLC                                     19,626                364,265
Man Group PLC                                           56,542                208,730
National Grid PLC                                       31,152                300,386
Northern Foods PLC                                     260,213                217,550
Pearson PLC                                             44,473                710,698
RSA Insurance Group PLC                                 80,174                148,387
Vodafone Group PLC                                     203,975                451,963
Wincanton PLC                                          106,124                381,250
                                                                      ---------------
Total                                                                       5,246,213
-------------------------------------------------------------------------------------

UNITED STATES (27.3%)
AllianceBernstein Holding LP                            12,957                406,721
Altria Group, Inc.                                      24,504                519,241
AT&T, Inc.                                              13,937                363,197
BP Prudhoe Bay Royalty Trust                             7,827                771,743
Bristol-Myers Squibb Co.                                22,069                558,125
CenturyTel, Inc.                                        12,462                425,078
Diamond Offshore Drilling, Inc.                          3,351                265,064
EI du Pont de Nemours & Co.                              4,467                177,965
Foot Locker, Inc.                                       18,306                280,997
Home Depot, Inc.                                         9,946                350,597
Kinder Morgan Energy Partners LP                         8,329                562,124
Merck & Co., Inc.                                       18,571                650,728
Mesabi Trust                                             8,967                177,547
Packaging Corp of America                               11,999                296,735
Penn Virginia Resource Partners LP                       8,172                193,431
Pfizer, Inc.                                            18,214                304,538
Philip Morris International, Inc.                        8,405                412,517
Plum Creek Timber Co., Inc.                              8,501                338,340
QUALCOMM, Inc.                                           4,565                176,848
Qwest Communications International, Inc.                48,681                254,602
Reynolds American, Inc.                                  6,741                360,104
Southern Co.                                            10,182                351,889


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED STATES (CONT.)
Southern Copper Corp.                                    4,983               $152,380
Verizon Communications, Inc.                             6,475                187,063
                                                                      ---------------
Total                                                                       8,537,574
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $24,737,470)                                                       $29,409,696
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL
Cia de Bebidas das Americas
 Rights                                                     23(b,f)               $--
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                       $--
-------------------------------------------------------------------------------------





BONDS (3.5%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FINLAND (2.2%)
Talvivaara Mining
 Sr Unsecured
 (European Monetary Unit) Convertible
 05-20-13                            5.25%            500,000                $690,613
-------------------------------------------------------------------------------------
JERSEY (1.3%)
Intl Power Finance III
 (European Monetary Unit) Convertible
 06-05-15                            4.75             300,000                 395,995
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $595,522)                                                           $1,086,608
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%               448,890(e)             $448,890
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $448,890)                                                             $448,890
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (6.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(G)
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $2,109,569                          0.19%           $2,109,535            $2,109,535
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $2,109,535)                                                         $2,109,535
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $27,891,417)(h)                                                    $33,054,729
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS      VALUE(a)
-----------------------------------------------------------------------
Aerospace & Defense                              1.0%          $297,219
Air Freight & Logistics                          1.2            381,250
Beverages                                        4.5          1,396,823
Capital Markets                                  2.6            822,419
Chemicals                                        2.0            633,422
Commercial Banks                                 6.7          2,078,867
Commercial Services & Supplies                   0.5            163,634
Communications Equipment                         0.6            176,848
Computers & Peripherals                          1.6            509,301
Construction & Engineering                       1.1            336,657
Containers & Packaging                           1.0            296,735
Diversified Telecommunication Services           7.6          2,369,490
Electric                                         1.3            395,995
Electric Utilities                               2.8            871,162
Electronic Equipment, Instruments &
  Components                                     2.1            654,774
Energy Equipment & Services                      0.8            265,064
Food Products                                    0.7            217,550
Gas Utilities                                    1.1            347,841
Hotels, Restaurants & Leisure                    0.6            173,214
Insurance                                        4.2          1,303,654
IT Services                                      0.6            191,016
Machinery                                        1.0            320,497
Media                                            3.9          1,211,445
Metals                                           2.2            690,613
Metals & Mining                                  1.8            561,342
Multi-Utilities                                  1.0            300,386
Oil, Gas & Consumable Fuels                     14.9          4,639,427
Paper & Forest Products                          0.5            163,313
Personal Products                                0.9            284,581
Pharmaceuticals                                  8.0          2,510,123
Real Estate Investment Trusts (REITs)            3.7          1,153,401
Real Estate Management & Development             2.4            760,081
Semiconductors & Semiconductor Equipment         0.9            281,885
Software                                         2.7            844,878
Specialty Retail                                 2.0            631,594
Tobacco                                          5.4          1,689,560
Wireless Telecommunication Services              1.8            570,243
Other(1)                                         8.2          2,558,425
-----------------------------------------------------------------------
Total                                                       $33,054,729
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


ADR -- American Depositary Receipt

(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(f)  Negligible market value.

(g) The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $1,547,082
Freddie Mac Gold Pool                                521,360
Freddie Mac Non Gold Pool                             83,284
------------------------------------------------------------
Total market value of collateral securities       $2,151,726
------------------------------------------------------------


(h) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $27,891,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $5,765,000
     Unrealized depreciation                           (601,000)
     ----------------------------------------------------------
     Net unrealized appreciation                     $5,164,000
     ----------------------------------------------------------





--------------------------------------------------------------------------------
14  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               FAIR VALUE AT APRIL 30, 2010
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Aerospace & Defense                 $--          $297,219           $--         $297,219
    Air Freight &
     Logistics                           --           381,250            --          381,250
    Beverages                            --         1,396,823            --        1,396,823
    Capital Markets                 406,720           415,699            --          822,419
    Chemicals                       177,965           455,457            --          633,422
    Commercial Banks                     --         2,078,867            --        2,078,867
    Commercial Services &
     Supplies                            --           163,634            --          163,634
    Computers &
     Peripherals                         --           509,301            --          509,301
    Construction &
     Engineering                         --           336,657            --          336,657
    Diversified
     Telecommunication
     Services                     1,512,337           857,153            --        2,369,490
    Electric Utilities              351,890           519,272            --          871,162
    Electronic Equipment,
     Instruments &
     Components                          --           654,774            --          654,774
    Food Products                        --           217,550            --          217,550
    Gas Utilities                        --           347,841            --          347,841
    Hotels, Restaurants &
     Leisure                             --           173,214            --          173,214
    Insurance                            --         1,303,654            --        1,303,654
    IT Services                          --           191,016            --          191,016
    Machinery                            --           320,497            --          320,497
    Media                                --         1,211,445            --        1,211,445
    Metals & Mining                 329,927           231,415            --          561,342
    Multi-Utilities                      --           300,386            --          300,386
    Oil, Gas & Consumable
     Fuels                        2,114,138         2,525,289            --        4,639,427
    Paper & Forest
     Products                            --           163,313            --          163,313
    Personal Products                    --           284,581            --          284,581
    Pharmaceuticals               1,513,391           996,732            --        2,510,123
    Real Estate Investment
     Trusts (REITs)                 338,340           815,061            --        1,153,401


--------------------------------------------------------------------------------
16  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                               FAIR VALUE AT APRIL 30, 2010
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
    Real Estate Management
     & Development                      $--          $760,081           $--         $760,081
    Semiconductors &
     Semiconductor
     Equipment                           --           281,885            --          281,885
    Software                             --           844,878            --          844,878
    Tobacco                       1,291,861           397,699            --        1,689,560
    Wireless
     Telecommunication
     Services                            --           570,243            --          570,243
    Other Industries              1,370,241                --            --        1,370,241
--------------------------------------------------------------------------------------------
Total Equity Securities           9,406,810        20,002,886            --       29,409,696
--------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities
    Electric                                          395,995                        395,995
    Metals                               --                --       690,613          690,613
--------------------------------------------------------------------------------------------
Total Bonds                              --           395,995       690,613        1,086,608
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                         448,890                --            --          448,890
  Investments of Cash
    Collateral Received
    for Securities on Loan               --         2,109,535            --        2,109,535
--------------------------------------------------------------------------------------------
Total Other                         448,890         2,109,535            --        2,558,425
--------------------------------------------------------------------------------------------
Total                            $9,855,700       $22,508,416      $690,613      $33,054,729
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                   CORPORATE DEBT
                                                     SECURITIES
-----------------------------------------------------------------
Balance as of Oct. 31, 2009                           $618,029
  Accrued discounts/premiums                            32,901
  Realized gain (loss)                                      --
  Change in unrealized appreciation
    (depreciation)*                                     39,683
  Net purchases (sales)                                     --
  Transfers in and/or out of Level 3                        --
-----------------------------------------------------------------
Balance as of April 30, 2010                          $690,613
-----------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2010 was $39,683.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
18  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $25,332,992)              $30,496,304
  Affiliated money market fund (identified cost $448,890)              448,890
  Investments of cash collateral received for securities on loan
    (identified cost $2,109,535)                                     2,109,535
------------------------------------------------------------------------------
Total investments in securities (identified cost $27,891,417)       33,054,729
Foreign currency holdings (identified cost $129,243)                   131,745
Capital shares receivable                                               31,591
Dividends and accrued interest receivable                              196,811
Receivable from the Investment Manager                                  14,564
------------------------------------------------------------------------------
Total assets                                                        33,429,440
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  48,998
Payable upon return of securities loaned                             2,109,535
Accrued investment management services fees                                689
Accrued distribution fees                                                  244
Accrued transfer agency fees                                               137
Accrued administrative services fees                                        69
Other accrued expenses                                                  51,958
------------------------------------------------------------------------------
Total liabilities                                                    2,211,630
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $31,217,810
------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    35,030
Additional paid-in capital                                          27,317,833
Undistributed net investment income                                     54,106
Accumulated net realized gain (loss)                                (1,354,149)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         5,164,990
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $31,217,810
------------------------------------------------------------------------------
*Value of securities on loan                                       $ 1,995,696
------------------------------------------------------------------------------




--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- APRIL 30, 2010 (UNAUDITED)

NET ASSET VALUE PER SHARE
                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $23,906,604            2,682,621                       $8.91(1)
Class B          $ 2,278,967              256,312                       $8.89
Class C          $   593,685               66,809                       $8.89
Class I          $ 4,400,481              493,000                       $8.93
Class R2         $     9,195                1,031                       $8.92
Class R3         $     8,920                1,000                       $8.92
Class R4         $    11,034                1,237                       $8.92
Class R5         $     8,924                1,000                       $8.92
-----------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.45. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  708,035
Interest                                                               70,606
Income distributions from affiliated money market fund                    481
Income from securities lending -- net                                  14,489
  Less foreign taxes withheld                                         (51,775)
-----------------------------------------------------------------------------
Total income                                                          741,836
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                   104,159
Distribution fees
  Class A                                                              28,600
  Class B                                                              11,099
  Class C                                                               2,592
  Class R2                                                                 22
  Class R3                                                                 11
Transfer agency fees
  Class A                                                              20,996
  Class B                                                               2,178
  Class C                                                                 489
  Class R2                                                                  2
  Class R3                                                                  2
  Class R4                                                                  3
  Class R5                                                                  2
Administrative services fees                                           12,002
Plan administration services fees
  Class R2                                                                 11
  Class R3                                                                 11
  Class R4                                                                 14
Compensation of board members                                             520
Custodian fees                                                          3,740
Printing and postage                                                    9,820
Registration fees                                                      25,745
Professional fees                                                      13,770
Other                                                                   5,216
-----------------------------------------------------------------------------
Total expenses                                                        241,004
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (37,413)
-----------------------------------------------------------------------------
Total net expenses                                                    203,591
-----------------------------------------------------------------------------
Investment income (loss) -- net                                       538,245

-----------------------------------------------------------------------------


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $  202,724
  Foreign currency transactions                                         9,350
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                               212,074
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        1,431,026
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               1,643,100
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $2,181,345
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $   538,245    $   878,788
Net realized gain (loss) on investments                                     212,074     (1,378,960)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      1,431,026      6,134,900
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           2,181,345      5,634,728
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (583,983)      (424,203)
    Class B                                                                 (48,485)       (34,776)
    Class C                                                                 (11,088)        (5,653)
    Class I                                                                (120,800)      (104,698)
    Class R2                                                                   (212)          (165)
    Class R3                                                                   (222)          (182)
    Class R4                                                                   (286)          (207)
    Class R5                                                                   (243)          (209)
--------------------------------------------------------------------------------------------------
Total distributions                                                        (765,319)      (570,093)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                        $ 3,601,479    $15,276,944
  Class B shares                                                            202,093      1,551,236
  Class C shares                                                            118,779        352,555
  Class R2 shares                                                               275             --
  Class R4 shares                                                                --          8,500
Reinvestment of distributions at net asset value
  Class A shares                                                            570,441        416,219
  Class B shares                                                             47,438         34,203
  Class C shares                                                             10,484          5,149
  Class R2 shares                                                                 1             --
  Class R4 shares                                                                54             11
Conversions from Class B to Class A
  Class A shares                                                                 --        359,240
  Class B shares                                                                 --       (359,240)
Payments for redemptions
  Class A shares                                                         (2,419,605)    (4,280,739)
  Class B shares                                                           (144,154)      (303,100)
  Class C shares                                                             (7,276)       (35,779)
  Class R4 shares                                                                --         (7,133)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         1,980,009     13,018,066
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   3,396,035     18,082,701
Net assets at beginning of period                                        27,821,775      9,739,074
--------------------------------------------------------------------------------------------------
Net assets at end of period                                             $31,217,810    $27,821,775
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                     $    54,106    $   281,180
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                         YEAR ENDED OCT. 31,
CLASS A                                            SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.49            $7.24        $9.96
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16              .30          .07
Net gains (losses) (both realized and
 unrealized)                                               .49             1.14        (2.77)
--------------------------------------------------------------------------------------------
Total from investment operations                           .65             1.44        (2.70)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.23)            (.19)        (.02)
Tax return of capital                                       --               --         (.00)(b)
--------------------------------------------------------------------------------------------
Total distributions                                       (.23)            (.19)        (.02)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.91            $8.49        $7.24
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             7.71%           20.16%      (27.12%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.60%(d)         2.35%        4.71%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.34%(d)         1.50%        1.45%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             3.60%(d)         4.19%        3.78%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $24              $21           $5
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    12%              45%          10%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED OCT. 31,
CLASS B                                            SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.47            $7.24        $9.96
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12              .26          .06
Net gains (losses) (both realized and
 unrealized)                                               .50             1.11        (2.76)
--------------------------------------------------------------------------------------------
Total from investment operations                           .62             1.37        (2.70)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.20)            (.14)        (.02)
Tax return of capital                                       --               --         (.00)(b)
--------------------------------------------------------------------------------------------
Total distributions                                       (.20)            (.14)        (.02)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.89            $8.47        $7.24
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             7.33%           19.14%      (27.15%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.36%(d)         3.18%        5.48%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.10%(d)         2.26%        2.21%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             2.84%(d)         3.64%        3.11%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $2           $1
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    12%              45%          10%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
26  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                         YEAR ENDED OCT. 31,
CLASS C                                            SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.47            $7.24        $9.96
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13              .25          .07
Net gains (losses) (both realized and
 unrealized)                                               .49             1.13        (2.77)
--------------------------------------------------------------------------------------------
Total from investment operations                           .62             1.38        (2.70)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.20)            (.15)        (.02)
Tax return of capital                                       --               --         (.00)(b)
--------------------------------------------------------------------------------------------
Total distributions                                       (.20)            (.15)        (.02)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.89            $8.47        $7.24
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             7.36%           19.21%      (27.18%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.36%(d)         3.05%        5.15%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.10%(d)         2.25%        2.21%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             2.92%(d)         3.44%        3.31%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    12%              45%          10%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED OCT. 31,
CLASS I                                            SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.50            $7.25        $9.96
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .17              .33          .09
Net gains (losses) (both realized and
 unrealized)                                               .51             1.13        (2.77)
--------------------------------------------------------------------------------------------
Total from investment operations                           .68             1.46        (2.68)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.25)            (.21)        (.03)
Tax return of capital                                       --               --         (.00)(b)
--------------------------------------------------------------------------------------------
Total distributions                                       (.25)            (.21)        (.03)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.93            $8.50        $7.25
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.02%           20.53%      (27.00%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.17%(d)         1.88%        4.12%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .96%(d)         1.09%        1.07%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             3.97%(d)         4.52%        3.95%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4               $4           $4
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    12%              45%          10%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                         YEAR ENDED OCT. 31,
CLASS R2                                           SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.49            $7.25        $9.96
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .14              .27          .07
Net gains (losses) (both realized and
 unrealized)                                               .50             1.13        (2.77)
--------------------------------------------------------------------------------------------
Total from investment operations                           .64             1.40        (2.70)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.21)            (.16)        (.01)
Tax return of capital                                       --               --         (.00)(b)
--------------------------------------------------------------------------------------------
Total distributions                                       (.21)            (.16)        (.01)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.92            $8.49        $7.25
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             7.62%           19.63%      (27.10%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.95%(d)         2.68%        4.92%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.75%(d)         1.83%        1.72%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             3.20%(d)         3.78%        3.36%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    12%              45%          10%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED OCT. 31,
CLASS R3                                           SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.50            $7.25        $9.96
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .15              .29          .08
Net gains (losses) (both realized and
 unrealized)                                               .49             1.14        (2.77)
--------------------------------------------------------------------------------------------
Total from investment operations                           .64             1.43        (2.69)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.22)            (.18)        (.02)
Tax return of capital                                       --               --         (.00)(b)
--------------------------------------------------------------------------------------------
Total distributions                                       (.22)            (.18)        (.02)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.92            $8.50        $7.25
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             7.61%           20.04%      (27.07%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.70%(d)         2.43%        4.68%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.50%(d)         1.58%        1.47%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             3.43%(d)         4.03%        3.61%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    12%              45%          10%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                         YEAR ENDED OCT. 31,
CLASS R4                                           SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.50            $7.25        $9.96
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16              .28          .08
Net gains (losses) (both realized and
 unrealized)                                               .49             1.17        (2.77)
--------------------------------------------------------------------------------------------
Total from investment operations                           .65             1.45        (2.69)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.23)            (.20)        (.02)
Tax return of capital                                       --               --         (.00)(b)
--------------------------------------------------------------------------------------------
Total distributions                                       (.23)            (.20)        (.02)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.92            $8.50        $7.25
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             7.75%           20.26%      (27.04%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.47%(d)         2.20%        4.42%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.26%(d)         1.33%        1.24%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             3.66%(d)         4.02%        3.89%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    12%              45%          10%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED OCT. 31,
CLASS R5                                           SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.50            $7.25        $9.96
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .17              .32          .09
Net gains (losses) (both realized and
 unrealized)                                               .49             1.14        (2.77)
--------------------------------------------------------------------------------------------
Total from investment operations                           .66             1.46        (2.68)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.24)            (.21)        (.03)
Tax return of capital                                       --               --         (.00)(b)
--------------------------------------------------------------------------------------------
Total distributions                                       (.24)            (.21)        (.03)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.92            $8.50        $7.25
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             7.87%           20.47%      (27.00%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.21%(d)         1.93%        4.17%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.00%(d)         1.14%        1.12%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             3.93%(d)         4.47%        3.91%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    12%              45%          10%
--------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(b) Rounds to zero.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

Threadneedle Global Equity Income Fund (the Fund) is a series of RiverSource Global Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities. At least 40% of the Fund's net assets will normally be invested in companies located in (non-U.S.) developed and emerging countries.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investment, LLC* (the Investment Manager) owned 100% of Class I, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
34  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


--------------------------------------------------------------------------------
36  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010
At April 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED
APRIL 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $3,579
------------------------------------------------------------------------------
Total                                               $3,579
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                            $--
------------------------------------------------------------------------------
Total                                                 $--
------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At April 30, 2010 the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency contracts opened and closed was $122,000 for the six months ended April 30, 2010.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the MSCI All Country World Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the

--------------------------------------------------------------------------------
38  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


management fee by $15,859 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010 was 0.69% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $75.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $97,000 and $6,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $22,501 for Class A for the six months ended April 30, 2010.


--------------------------------------------------------------------------------
40  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.34%
Class B..............................................  2.10
Class C..............................................  2.10
Class I..............................................  0.96
Class R2.............................................  1.75
Class R3.............................................  1.50
Class R4.............................................  1.26
Class R5.............................................  1.00


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A.............................................  $4,979
Class B.............................................     513
Class C.............................................     113


The management fees waived/reimbursed at the Fund level were $31,808.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.45%
Class B..............................................  2.21
Class C..............................................  2.21
Class I..............................................  1.06
Class R2.............................................  1.86
Class R3.............................................  1.61
Class R4.............................................  1.36
Class R5.............................................  1.11


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $5,029,671 and $3,537,739, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                        407,345        2,236,131
Converted from Class B*                          --           44,959
Reinvested distributions                     65,356           54,237
Redeemed                                   (273,495)        (601,493)
----------------------------------------------------------------------
Net increase (decrease)                     199,206        1,733,834
----------------------------------------------------------------------

CLASS B
Sold                                         23,035          235,158
Reinvested distributions                      5,448            4,436
Converted to Class A*                            --          (45,070)
Redeemed                                    (16,276)         (40,049)
----------------------------------------------------------------------
Net increase (decrease)                      12,207          154,475
----------------------------------------------------------------------

CLASS C
Sold                                         13,354           49,579
Reinvested distributions                      1,204              660
Redeemed                                       (811)          (5,153)
----------------------------------------------------------------------
Net increase (decrease)                      13,747           45,086
----------------------------------------------------------------------

CLASS R2
Sold                                             31               --
----------------------------------------------------------------------
Net increase (decrease)                          31               --
----------------------------------------------------------------------

CLASS R4
Sold                                             --            1,151
Reinvested distributions                          7                2
Redeemed                                         --           (1,122)
----------------------------------------------------------------------
Net increase (decrease)                           7               31
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
42  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $1,995,696 were on loan, secured by cash collateral of $2,109,535 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $14,489 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RiverSource Short-Term Cash Fund aggregated $3,647,772 and $3,542,671, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, investments in partnerships, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
44  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


For federal income tax purposes, the Fund had a capital loss carry-over of $1,477,274 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

  2016         2017
$182,867    $1,294,407


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
46  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the

--------------------------------------------------------------------------------
48  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates (including the Subadviser), and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. The Board further observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.


--------------------------------------------------------------------------------
50  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  51

THREADNEEDLE GLOBAL EQUITY INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. Threadneedle(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC). Threadneedle mutual funds are subadvised by Threadneedle International Limited, an affiliate of
                                Columbia Management.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6531 C (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

THREADNEEDLE
GLOBAL EXTENDED ALPHA FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

THREADNEEDLE GLOBAL EXTENDED ALPHA FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   22

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   25

Notes to Financial Statements......   30

Approval of Investment Management
  Services Agreement...............   47

Proxy Voting.......................   50




--------------------------------------------------------------------------------
2  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Global Extended Alpha Fund (the Fund) Class A shares gained
  13.95% (excluding sales charge) for the six months ended April 30, 2010.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  (MSCI) All Country World Index, which advanced 10.03% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                             SINCE
                                                           INCEPTION
                                       6 MONTHS*   1 YEAR    8/1/08
--------------------------------------------------------------------
Threadneedle Global Extended Alpha
  Fund Class A (excluding sales
  charge)                               +13.95%   +45.63%    +0.32%
--------------------------------------------------------------------
MSCI All Country World Index(1)
  (unmanaged)                           +10.03%   +40.00%    -3.27%
--------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) All Country World Index, an unmanaged index of equity securities, is designed to measure equity market performance in the global developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 8/1/08)              +13.95%   +45.63%    +0.32%
--------------------------------------------------------------------
Class B (inception 8/1/08)              +13.55%   +44.59%    -0.47%
--------------------------------------------------------------------
Class C (inception 8/1/08)              +13.50%   +44.50%    -0.46%
--------------------------------------------------------------------
Class I (inception 8/1/08)              +14.09%   +46.08%    +0.62%
--------------------------------------------------------------------
Class R2 (inception 8/1/08)             +13.71%   +45.00%    -0.10%
--------------------------------------------------------------------
Class R3 (inception 8/1/08)             +13.78%   +45.28%    +0.14%
--------------------------------------------------------------------
Class R4 (inception 8/1/08)             +14.00%   +45.76%    +0.41%
--------------------------------------------------------------------
Class R5 (inception 8/1/08)             +14.12%   +46.05%    +0.57%
--------------------------------------------------------------------

With sales charge
Class A (inception 8/1/08)               +7.40%   +37.25%    -3.03%
--------------------------------------------------------------------
Class B (inception 8/1/08)               +8.55%   +39.59%    -2.73%
--------------------------------------------------------------------
Class C (inception 8/1/08)              +12.50%   +43.50%    -0.46%
--------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                    X     Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.



Threadneedle Global Extended Alpha Fund is designed for long-term investors with an above average risk tolerance. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decrease and the value of the securities sold short increase. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the proceeds from the short sales to invest in additional long securities. Leveraging exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments. Derivative instruments are financial instruments that have a value dependent on the value of something else, such as one or more underlying securities. Gains or losses may be substantial, because a relatively small price movement in an underlying security may result in a substantial gain or loss for the Fund. See the Fund's prospectus for information on these and other risks associated with the Fund. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

PORTFOLIO BREAKDOWN BY COUNTRY(1)
(at April 30, 2010; % of portfolio and portfolio swap(2))
--------------------------------------------------------------------------------

                                            LONG   SHORT(3)    NET
Australia                                    1.4%     0.0%     1.4%
-------------------------------------------------------------------
Bermuda                                      1.1%    -1.1%     0.0%
-------------------------------------------------------------------
Canada                                       2.0%     0.0%     2.0%
-------------------------------------------------------------------
China                                        0.9%     0.0%     0.9%
-------------------------------------------------------------------
Denmark                                      1.5%    -1.2%     0.3%
-------------------------------------------------------------------
France                                       2.6%    -0.9%     1.7%
-------------------------------------------------------------------
Germany                                      2.7%     0.0%     2.7%
-------------------------------------------------------------------
Hong Kong                                    2.9%     0.0%     2.9%
-------------------------------------------------------------------
India                                        1.8%     0.0%     1.8%
-------------------------------------------------------------------
Indonesia                                    2.5%     0.0%     2.5%
-------------------------------------------------------------------
Ireland                                      1.2%     0.0%     1.2%
-------------------------------------------------------------------
Japan                                        2.5%    -1.4%     1.1%
-------------------------------------------------------------------
Mexico                                       1.2%     0.0%     1.2%
-------------------------------------------------------------------
Netherlands                                  2.9%    -1.0%     1.9%
-------------------------------------------------------------------
Panama                                       1.5%     0.0%     1.5%
-------------------------------------------------------------------
Poland                                       0.7%     0.0%     0.7%
-------------------------------------------------------------------
Portugal                                     0.8%     0.0%     0.8%
-------------------------------------------------------------------
Singapore                                    1.1%     0.0%     1.1%
-------------------------------------------------------------------
South Korea                                  3.9%     0.0%     3.9%
-------------------------------------------------------------------
Spain                                        0.6%    -1.0%    -0.4%
-------------------------------------------------------------------
Switzerland                                  5.8%    -0.9%     4.9%
-------------------------------------------------------------------
Taiwan                                       1.0%     0.0%     1.0%
-------------------------------------------------------------------
Turkey                                       1.5%     0.0%     1.5%
-------------------------------------------------------------------
United Kingdom                              15.1%     0.0%    15.1%
-------------------------------------------------------------------
United States                               60.4%   -11.8%    48.6%
-------------------------------------------------------------------
Other(4)                                    -0.3%     0.0%    -0.3%
-------------------------------------------------------------------
                                           119.3%   -19.3%   100.0%
-------------------------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. The portfolio breakdown by country for each underlying position in the custom basket has been estimated by multiplying the notional amount of each security by its April 30, 2010 closing market price as obtained from an authorized pricing source. The notional amounts and the market values of the positions in the custom basket are not presented in the financial statements.


--------------------------------------------------------------------------------
6  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


(3) At April 30, 2010, the Fund had no short positions. However, the Fund had entered into a portfolio swap in order to gain short exposure to foreign equity markets. See Portfolio Swap Outstanding at April 30, 2010 following the Portfolio of Investments, and Note 3 to the financial statements.
(4) Cash & Cash Equivalents.

Top ten holdings do not include notional exposure to holdings the Fund has through its use of a portfolio swap. For more information regarding the Fund's portfolio swap, see "Portfolio of Investments" pages 14-15.

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Linde AG (Germany)                          2.8%
------------------------------------------------
IBM Corp. (United States)                   2.7%
------------------------------------------------
Ensco PLC, ADR (United Kingdom)             2.6%
------------------------------------------------
Thermo Fisher Scientific, Inc. (United
  States)                                   2.4%
------------------------------------------------
NHN Corp. (South Korea)                     2.3%
------------------------------------------------
Republic Services, Inc. (United States)     2.2%
------------------------------------------------
Oracle Corp. (United States)                2.2%
------------------------------------------------
Hewlett-Packard Co. (United States)         2.2%
------------------------------------------------
Hartford Financial Services Group, Inc.
  (United States)                           2.1%
------------------------------------------------
Cisco Systems, Inc. (United States)         2.1%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,139.50        $ 8.27         1.55%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.20        $ 7.80         1.55%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,135.50        $12.30         2.31%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.41        $11.60         2.31%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,135.00        $12.24         2.30%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.46        $11.55         2.30%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,140.90        $ 6.46         1.21%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.90        $ 6.09         1.21%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,137.10        $10.66         2.00%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.96        $10.05         2.00%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,137.80        $ 9.33         1.75%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.21        $ 8.80         1.75%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,140.00        $ 8.06         1.51%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.40        $ 7.59         1.51%

-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,141.20        $ 6.73         1.26%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.65        $ 6.34         1.26%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +13.95% for Class A, +13.55% for Class B, +13.50% for Class C, +14.09% for Class I, +13.71% for Class R2, +13.78% for Class R3, +14.00% for Class R4 and +14.12%
    for Class R5.


--------------------------------------------------------------------------------
10  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (95.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (0.4%)
Atlas Iron Ltd.                                        17,720(b)              $40,527
-------------------------------------------------------------------------------------

BERMUDA (1.1%)
PartnerRe Ltd.                                          1,275                  98,915
-------------------------------------------------------------------------------------

CANADA (2.0%)
CGI Group, Inc. Class A                                 9,500(b)              140,672
Nexen, Inc.                                             2,000                  48,560
                                                                      ---------------
Total                                                                         189,232
-------------------------------------------------------------------------------------

CHINA (0.9%)
Focus Media Holding Ltd., ADR                           5,000(b)               83,900
-------------------------------------------------------------------------------------

DENMARK (1.5%)
FLSmidth & Co. A/S                                      1,850(d)              139,396
-------------------------------------------------------------------------------------

FRANCE (2.6%)
Euler Hermes SA                                         1,600                 132,327
Renault SA                                              2,400(b)              111,180
                                                                      ---------------
Total                                                                         243,507
-------------------------------------------------------------------------------------

GERMANY (2.7%)
Linde AG                                                2,090(d)              249,693
-------------------------------------------------------------------------------------

HONG KONG (2.9%)
China High Speed Transmission Equipment Group
 Co., Ltd.                                             40,000                  94,798
Great Eagle Holdings Ltd.                              30,359                  84,958
The Hongkong & Shanghai Hotels                         55,000                  86,831
                                                                      ---------------
Total                                                                         266,587
-------------------------------------------------------------------------------------

INDIA (1.8%)
State Bank of India Ltd., GDR                             400                  40,721
State Bank of India Ltd., GDR                           1,260(f,h)            128,274
                                                                      ---------------
Total                                                                         168,995
-------------------------------------------------------------------------------------

INDONESIA (2.5%)
Bank Rakyat Indonesia                                 135,000                 132,263
Perusahaan Gas Negara PT                              229,000                 102,949
                                                                      ---------------
Total                                                                         235,212
-------------------------------------------------------------------------------------

IRELAND (1.2%)
Accenture PLC, Class A                                  2,646                 115,471
-------------------------------------------------------------------------------------

JAPAN (2.5%)
Asahi Breweries Ltd.                                    8,000(d)              143,730
Ushio, Inc.                                             5,300                  87,550
                                                                      ---------------
Total                                                                         231,280
-------------------------------------------------------------------------------------

MEXICO (1.2%)
America Movil SAB de CV, ADR, Series L                  2,150                 110,682
-------------------------------------------------------------------------------------

NETHERLANDS (1.7%)
Fugro NV                                                2,380                 154,905
-------------------------------------------------------------------------------------

PANAMA (1.5%)
Copa Holdings SA, Class A                               2,500                 141,700
-------------------------------------------------------------------------------------

POLAND (0.7%)
KGHM Polska Miedz SA                                    1,800                  67,175
-------------------------------------------------------------------------------------

SINGAPORE (1.1%)
DBS Group Holdings Ltd.                                 9,000                  99,113
-------------------------------------------------------------------------------------

SOUTH KOREA (4.0%)
NHN Corp.                                               1,200(b)              200,112
Samsung Electronics Co., Ltd.                             220                 167,312
                                                                      ---------------
Total                                                                         367,424
-------------------------------------------------------------------------------------

SPAIN (0.6%)
Amadeus IT Holding SA, Series A                         3,339(b)               53,343
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SWITZERLAND (4.5%)
Mettler-Toledo International, Inc.                      1,000(b)             $125,480
Nestle SA                                               2,750                 134,566
Tyco Electronics Ltd.                                   5,000                 160,600
                                                                      ---------------
Total                                                                         420,646
-------------------------------------------------------------------------------------

TAIWAN (1.0%)
Hon Hai Precision Industry Co., Ltd.                   20,000                  93,912
-------------------------------------------------------------------------------------

TURKEY (1.5%)
Turkiye Garanti Bankasi AS                             29,000                 140,680
-------------------------------------------------------------------------------------

UNITED KINGDOM (13.2%)
Aggreko PLC                                             7,800                 145,288
Autonomy Corp., PLC                                     2,550(b)               69,947
BG Group PLC                                            7,500                 126,765
Burberry Group PLC                                     11,767                 120,513
Chemring Group PLC                                      2,500                 139,282
Ensco PLC, ADR                                          4,850                 228,823
Intercontinental Hotels Group PLC                       8,000                 141,042
The Weir Group PLC                                      8,800                 132,102
Tullow Oil PLC                                          7,000                 121,911
                                                                      ---------------
Total                                                                       1,225,673
-------------------------------------------------------------------------------------

UNITED STATES (42.5%)
Alliance Data Systems Corp.                               800(b)               60,048
Altria Group, Inc.                                      5,059                 107,200
American Tower Corp., Class A                           2,391(b)               97,577
Bank of America Corp.                                  10,000                 178,300
Best Buy Co., Inc.                                      1,500                  68,400
Cisco Systems, Inc.                                     6,800(b)              183,056
Cloud Peak Energy, Inc.                                 5,075(b)               81,200
Colgate-Palmolive Co.                                   1,696                 142,634
Dell, Inc.                                             10,655(b)              172,398
Flowserve Corp.                                         1,450                 166,141
Hartford Financial Services Group, Inc.                 6,445                 184,133
Hewlett-Packard Co.                                     3,700                 192,289
IBM Corp.                                               1,882                 242,778
Johnson & Johnson                                       2,100                 135,030
Jones Lang LaSalle, Inc.                                1,201                  94,735
Laboratory Corp of America Holdings                     2,149(b)              168,847
Lowe's Companies, Inc.                                  4,000                 108,480
McDonald's Corp.                                        2,300                 162,356
Merck & Co., Inc.                                       3,300                 115,632
Oracle Corp.                                            7,500                 193,800
Republic Services, Inc.                                 6,300                 195,489
The Coca-Cola Co.                                       2,149                 114,864
The Goldman Sachs Group, Inc.                             600                  87,120
Thermo Fisher Scientific, Inc.                          3,890(b)              215,039
Ultra Petroleum Corp.                                   1,200(b)               57,324
Union Pacific Corp.                                     1,400                 105,924
Walgreen Co.                                            3,700                 130,055
WESCO International, Inc.                               4,300(b)              174,666
                                                                      ---------------
Total                                                                       3,935,515
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $7,675,299)                                                         $8,873,483
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%               468,428(e)             $468,428
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $468,428)                                                             $468,428
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (5.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(g)
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $502,075                            0.19%            $502,067               $502,067
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $502,067)                                                             $502,067
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,645,794)(i)                                                      $9,843,978
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS      VALUE(a)
----------------------------------------------------------------------
Aerospace & Defense                              1.5%         $139,282
Airlines                                         1.5           141,700
Automobiles                                      1.2           111,180
Beverages                                        2.8           258,594
Capital Markets                                  0.9            87,120
Chemicals                                        2.7           249,693
Commercial Banks                                 5.9           541,051
Commercial Services & Supplies                   3.7           340,777
Communications Equipment                         2.0           183,056
Computers & Peripherals                          6.6           607,465
Construction & Engineering                       1.5           139,396
Diversified Financial Services                   1.9           178,300
Electrical Equipment                             2.0           182,348
Electronic Equipment, Instruments &
  Components                                     2.7           254,512
Energy Equipment & Services                      4.1           383,728
Food & Staples Retailing                         1.4           130,055
Food Products                                    1.5           134,566
Gas Utilities                                    1.1           102,949
Health Care Providers & Services                 1.8           168,847
Hotels, Restaurants & Leisure                    4.8           443,572
Household Products                               1.5           142,634
Insurance                                        4.5           415,375
Internet Software & Services                     2.2           200,112


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (CONTINUED)


                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS      VALUE(a)
----------------------------------------------------------------------
IT Services                                      3.4%         $316,191
Life Sciences Tools & Services                   3.7           340,519
Machinery                                        3.2           298,243
Media                                            0.9            83,900
Metals & Mining                                  1.2           107,702
Oil, Gas & Consumable Fuels                      4.7           435,760
Pharmaceuticals                                  2.7           250,662
Real Estate Management & Development             1.9           179,693
Road & Rail                                      1.1           105,924
Semiconductors & Semiconductor Equipment         1.8           167,312
Software                                         2.8           263,747
Specialty Retail                                 1.9           176,880
Textiles, Apparel & Luxury Goods                 1.3           120,513
Tobacco                                          1.2           107,200
Trading Companies & Distributors                 1.9           174,666
Wireless Telecommunication Services              2.2           208,259
Other(1)                                        10.4           970,495
----------------------------------------------------------------------
Total                                                       $9,843,978
----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


INVESTMENTS IN DERIVATIVES

PORTFOLIO SWAP(1) OUTSTANDING AT APRIL 30, 2010



                                                      NEXT      NET UNREALIZED
COUNTERPARTY              DESCRIPTION              RESET DATE    DEPRECIATION
------------------------------------------------------------------------------
UBS           The Fund receives (pays) the total  May 10, 2010        $(22,990)
              return on a custom basket of long
              (short) equity positions and pays
              (receives) a floating rate based
              on the 1-day LIBOR which is
              denominated in various foreign
              currencies based on the local
              currencies of the securities
              underlying the custom basket.
------------------------------------------------------------------------------
Total                                                                 $(22,990)
------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

 SUMMARY OF PORTFOLIO SWAP EXPOSURE BY INDUSTRY
     The following table represents the exposure of the custom basket of equity securities underlying the portfolio swap by industry classifications as a percentage of net assets at April 30, 2010:

                                                               VALUE
                               PERCENTAGE OF  ---------------------------------------
                                 NET ASSETS       LONG         SHORT          NET
     --------------------------------------------------------------------------------
     Air Freight & Logistics        -0.4%             $--  $(36,666.00)  $(36,666.00)
     Capital Markets                -0.5%              --      (46,008)      (46,008)
     Chemicals                      -0.4%              --      (33,864)      (33,864)
     Commercial Banks                0.9%          80,021            --        80,021
     Computers & Peripherals         4.1%         378,624            --       378,624
     Construction &
       Engineering                   2.8%         378,725     (120,780)       257,945
     Construction Materials         -2.3%              --     (217,148)     (217,148)
     Electric Utilities             -1.5%              --     (135,542)     (135,542)
     Electrical Equipment           -1.2%              --     (109,833)     (109,833)
     Energy Equipment &
       Services                     -1.1%              --     (100,787)     (100,787)
     Health Care Equipment &
       Supplies                      2.3%         293,915      (83,293)       210,622
     Health Care Providers &
       Services                      1.6%         151,175            --       151,175
     Hotels, Restaurants &
       Leisure                       0.1%         129,647     (122,199)         7,448
     Machinery                       0.4%         126,420      (93,670)        32,750
     Metals & Mining                 1.1%         103,397            --       103,397
     Multiline Retail                1.0%         154,284      (57,140)        97,144
     Oil, Gas & Consumable
       Fuels                         2.2%         300,361      (94,123)       206,238
     Real Estate Investment
       Trusts (REITs)               -2.5%              --     (229,621)     (229,621)
     Road & Rail                    -0.1%          56,050      (62,662)       (6,612)
     Textiles, Apparel &
       Luxury Goods                  0.5%         123,050      (79,321)        43,729
     Water Utilities                -1.9%              --     (174,135)     (174,135)
     Other(2)                       -5.4%       (499,930)       (1,937)     (501,867)
     --------------------------------------------------------------------------------
                                    -0.3%      $1,775,739  $(1,798,729)     $(22,990)
     --------------------------------------------------------------------------------


 (1)The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

    The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).

 (2)Cash equivalents

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  -- American Depositary Receipt
GDR  -- Global Depositary Receipt




--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at April 30, 2010 was $128,274, representing 1.38% of net assets. Information concerning such security holdings at April 30, 2010 was as follows:

                                             ACQUISITION
     SECURITY                                   DATES                COST
     ---------------------------------------------------------------------
     State Bank of India Ltd., GDR     07-30-09 thru 12-21-09      $99,488


(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                              VALUE(a)
----------------------------------------------------------
Fannie Mae Pool                                   $368,204
Freddie Mac Gold Pool                              124,083
Freddie Mac Non Gold Pool                           19,821
----------------------------------------------------------
Total market value of collateral securities       $512,108
----------------------------------------------------------


(h) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $128,274 or 1.38% of net assets.

(i) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $8,646,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $1,253,000
     Unrealized depreciation                            (55,000)
     ----------------------------------------------------------
     Net unrealized appreciation                     $1,198,000
     ----------------------------------------------------------





--------------------------------------------------------------------------------
16  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                FAIR VALUE AT APRIL 30, 2010
                               -------------------------------------------------------------
                                    LEVEL 1          LEVEL 2
                                 QUOTED PRICES        OTHER          LEVEL 3
                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                 IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
 Common Stocks(b)
  Aerospace & Defense                    $--          $139,282         $--          $139,282
  Automobiles                             --           111,180          --           111,180
  Beverages                          114,864           143,730          --           258,594
  Chemicals                               --           249,693          --           249,693
  Commercial Banks                        --           541,051          --           541,051
  Commercial Services &
    Supplies                         195,489           145,288          --           340,777
  Construction &
    Engineering                           --           139,396          --           139,396
  Electrical Equipment                    --           182,348          --           182,348
  Electronic Equipment,
    Instruments &
    Components                       160,600            93,912          --           254,512
  Energy Equipment &
    Services                         228,823           154,905          --           383,728
  Food Products                           --           134,566          --           134,566
  Gas Utilities                                        102,949          --           102,949
  Hotels, Restaurants &
    Leisure                          162,357           281,215          --           443,572
  Insurance                          283,048           132,327          --           415,375
  Internet Software &
    Services                              --           200,112          --           200,112
  Machinery                          166,141           132,102          --           298,243
  Metals & Mining                         --           107,702          --           107,702
  Oil, Gas & Consumable
    Fuels                            187,084           248,676          --           435,760
  Real Estate Management &
    Development                       94,735            84,958          --           179,693
  Semiconductors &
    Semiconductor Equipment               --           167,312          --           167,312


--------------------------------------------------------------------------------
18  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                FAIR VALUE AT APRIL 30, 2010
                               -------------------------------------------------------------
                                    LEVEL 1          LEVEL 2
                                 QUOTED PRICES        OTHER          LEVEL 3
                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                 IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
  Software                          $193,800           $69,947         $--          $263,747
  Textiles, Apparel &
    Luxury Goods                          --           120,513          --           120,513
  All Other Industries             3,403,378                --          --         3,403,378
--------------------------------------------------------------------------------------------
Total Equity Securities            5,190,319         3,683,164          --         8,873,483
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                          468,428                --          --           468,428
  Investments of Cash
    Collateral Received for
    Securities on Loan                    --           502,067          --           502,067
--------------------------------------------------------------------------------------------
Total Other                          468,428           502,067          --           970,495
--------------------------------------------------------------------------------------------
Investments in Securities          5,658,747         4,185,231          --         9,843,978
Other Financial
  Instruments(d)                          --           (22,990)         --           (22,990)
--------------------------------------------------------------------------------------------
Total                             $5,658,747        $4,162,241         $--        $9,820,988
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $7,675,299)               $ 8,873,483
  Affiliated money market fund (identified cost $468,428)              468,428
  Investments of cash collateral received for securities on loan
    (identified cost $502,067)                                         502,067
------------------------------------------------------------------------------
Total investments in securities (identified cost $8,645,794)         9,843,978
Cash                                                                     1,392
Foreign currency holdings (identified cost $201,994)                   205,530
Capital shares receivable                                                1,250
Dividends and accrued interest receivable                                6,294
Receivable for investment securities sold                                  278
Reclaims receivable                                                      4,725
------------------------------------------------------------------------------
Total assets                                                        10,063,447
------------------------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                            225,397
Payable upon return of securities loaned                               502,067
Unrealized depreciation on swap contracts                               22,990
Accrued investment management services fees                                270
Accrued distribution fees                                                   42
Accrued transfer agency fees                                                14
Accrued administrative services fees                                        21
Accrued plan administration services fees                                    1
Other accrued expenses                                                  35,536
------------------------------------------------------------------------------
Total liabilities                                                      786,338
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 9,277,109
------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                    $     4,727
Additional paid-in capital                                           8,895,090
Excess of distributions over net investment income                      (4,123)
Accumulated net realized gain (loss)                                  (797,254)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         1,178,669
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 9,277,109
------------------------------------------------------------------------------
*Value of securities on loan                                       $   480,217
------------------------------------------------------------------------------




--------------------------------------------------------------------------------
20  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                 NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $3,676,471              187,502                      $19.61(1)
Class B          $  438,199               22,508                      $19.47
Class C          $  166,903                8,581                      $19.45
Class I          $4,846,906              246,500                      $19.66
Class R2         $    9,770                  500                      $19.54
Class R3         $    9,792                  500                      $19.58
Class R4         $  119,241                6,081                      $19.61
Class R5         $    9,827                  500                      $19.65
----------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $20.81. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   60,310
Interest                                                                  903
Income distributions from affiliated money market fund                    359
Income from securities lending -- net                                     393
  Less foreign taxes withheld                                          (3,091)
-----------------------------------------------------------------------------
Total income                                                           58,874
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                    43,419
Distribution fees
  Class A                                                               3,747
  Class B                                                               1,903
  Class C                                                                 732
  Class R2                                                                 23
  Class R3                                                                 12
Transfer agency fees
  Class A                                                               1,751
  Class B                                                                 234
  Class C                                                                  88
  Class R2                                                                  2
  Class R3                                                                  2
  Class R4                                                                 23
  Class R5                                                                  2
Administrative services fees                                            3,308
Plan administration services fees
  Class R2                                                                 12
  Class R3                                                                 12
  Class R4                                                                114
Compensation of board members                                             143
Custodian fees                                                          5,800
Printing and postage                                                   15,832
Registration fees                                                      14,920
Professional fees                                                      12,836
Other                                                                   2,616
-----------------------------------------------------------------------------
Total expenses                                                        107,531
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (49,315)
-----------------------------------------------------------------------------
Total net expenses                                                     58,216
-----------------------------------------------------------------------------
Investment income (loss) -- net                                           658

-----------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $  619,621
  Foreign currency transactions                                         1,108
  Swap transactions                                                    98,809
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                               719,538
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                          338,321
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               1,057,859
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $1,058,517
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                          $      658    $    46,023
Net realized gain (loss) on investments                                     719,538       (839,697)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                        338,321      2,246,014
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           1,058,517      1,452,340
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                 (67,438)            --
    Class B                                                                  (6,160)            --
    Class C                                                                  (2,835)            --
    Class I                                                                (127,867)            --
    Class R2                                                                   (199)            --
    Class R3                                                                   (218)            --
    Class R4                                                                 (2,332)            --
    Class R5                                                                   (256)            --
--------------------------------------------------------------------------------------------------
Total distributions                                                        (207,305)            --
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          1,552,462      1,183,549
  Class B shares                                                            137,435        152,947
  Class C shares                                                             24,837         65,424
  Class R4 shares                                                            49,958         31,011
Reinvestment of distributions at net asset value
  Class A shares                                                             64,358             --
  Class B shares                                                              5,630             --
  Class C shares                                                              1,903             --
  Class R4 shares                                                             2,083             --
Conversions from Class B to Class A
  Class A shares                                                                 --         49,083
  Class B shares                                                                 --        (49,083)
Payments for redemptions
  Class A shares                                                           (896,239)    (1,216,964)
  Class B shares                                                                 --       (155,807)
  Class C shares                                                                 --        (56,896)
  Class R4 shares                                                                --         (1,985)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           942,427          1,279
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   1,793,639      1,453,619
Net assets at beginning of period                                         7,483,470      6,029,851
--------------------------------------------------------------------------------------------------
Net assets at end of period                                              $9,277,109    $ 7,483,470
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                                 $   (4,123)   $   202,524
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                         YEAR ENDED OCT. 31,
CLASS A                                            SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $17.65           $13.97       $20.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .09          .00(b)
Net gains (losses) (both realized and
 unrealized)                                              2.44             3.59        (6.03)
--------------------------------------------------------------------------------------------
Total from investment operations                          2.43             3.68        (6.03)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.47)              --           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.61           $17.65       $13.97
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.95%           26.34%      (30.15%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.78%(d)         3.78%        5.55%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.55%(d)         1.55%        1.55%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.09%)(d)         .59%        (.07%)(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4               $3           $2
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    53%             133%          36%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED OCT. 31,
CLASS B                                            SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $17.47           $13.94       $20.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.08)            (.01)        (.02)
Net gains (losses) (both realized and
 unrealized)                                              2.42             3.54        (6.04)
--------------------------------------------------------------------------------------------
Total from investment operations                          2.34             3.53        (6.06)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.34)              --           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.47           $17.47       $13.94
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.55%           25.32%      (30.30%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    3.51%(d)         4.52%        6.33%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.31%(d)         2.31%        2.31%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.90%)(d)        (.05%)       (.55%)(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    53%             133%          36%
--------------------------------------------------------------------------------------------



                                                                         YEAR ENDED OCT. 31,
CLASS C                                            SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $17.48           $13.94       $20.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.08)            (.02)        (.03)
Net gains (losses) (both realized and
 unrealized)                                              2.41             3.56        (6.03)
--------------------------------------------------------------------------------------------
Total from investment operations                          2.33             3.54        (6.06)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.36)              --           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.45           $17.48       $13.94
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.50%           25.39%      (30.30%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    3.51%(d)         4.58%        6.22%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.30%(d)         2.30%        2.30%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.89%)(d)        (.12%)       (.79%)(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    53%             133%          36%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                         YEAR ENDED OCT. 31,
CLASS I                                            SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $17.72           $13.98       $20.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .14          .03
Net gains (losses) (both realized and
 unrealized)                                              2.44             3.60        (6.05)
--------------------------------------------------------------------------------------------
Total from investment operations                          2.46             3.74        (6.02)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.52)              --           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.66           $17.72       $13.98
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.09%           26.75%      (30.10%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.38%(d)         3.42%        4.94%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.21%(d)         1.22%        1.21%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .19%(d)          .94%         .63%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5               $4           $3
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    53%             133%          36%
--------------------------------------------------------------------------------------------



                                                                         YEAR ENDED OCT. 31,
CLASS R2                                           SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $17.56           $13.96       $20.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.06)             .03          .00(b)
Net gains (losses) (both realized and
 unrealized)                                              2.44             3.57        (6.04)
--------------------------------------------------------------------------------------------
Total from investment operations                          2.38             3.60        (6.04)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.40)              --           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.54           $17.56       $13.96
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.71%           25.79%      (30.20%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    3.17%(d)         4.22%        5.74%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.00%(d)         1.96%        1.81%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.61%)(d)         .19%         .03%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    53%             133%          36%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED OCT. 31,
CLASS R3                                           SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $17.62           $13.97       $20.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)             .06          .01
Net gains (losses) (both realized and
 unrealized)                                              2.43             3.59        (6.04)
--------------------------------------------------------------------------------------------
Total from investment operations                          2.40             3.65        (6.03)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.44)              --           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.58           $17.62       $13.97
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.78%           26.13%      (30.15%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.92%(d)         3.97%        5.49%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.75%(d)         1.71%        1.56%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.36%)(d)         .44%         .28%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    53%             133%          36%
--------------------------------------------------------------------------------------------



                                                                         YEAR ENDED OCT. 31,
CLASS R4                                           SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $17.67           $13.98       $20.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .08          .01
Net gains (losses) (both realized and
 unrealized)                                              2.45             3.61        (6.03)
--------------------------------------------------------------------------------------------
Total from investment operations                          2.44             3.69        (6.02)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.50)              --           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.61           $17.67       $13.98
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.00%           26.40%      (30.10%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.73%(d)         3.92%        5.38%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.51%(d)         1.47%        1.36%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.06%)(d)         .52%         .30%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    53%             133%          36%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                         YEAR ENDED OCT. 31,
CLASS R5                                           SIX MONTHS ENDED      -------------------
PER SHARE DATA                                      APRIL 30, 2010        2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                    $17.70           $13.98       $20.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .13          .02
Net gains (losses) (both realized and
 unrealized)                                              2.45             3.59        (6.04)
--------------------------------------------------------------------------------------------
Total from investment operations                          2.46             3.72        (6.02)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.51)              --           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.65           $17.70       $13.98
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.12%           26.61%      (30.10%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.42%(d)         3.47%        4.99%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.26%(d)         1.27%        1.26%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .14%(d)          .88%         .58%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    53%             133%          36%
--------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(b) Rounds to zero.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

Threadneedle Global Extended Alpha Fund (the Fund) is a series of RiverSource Global Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities, including at least 40% of its net assets in companies located in (non-U.S.) developed and emerging markets. The Fund holds both long and short positions. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) owned 100% of Class I, Class R2, Class R3 and Class R5 shares. At April 30, 2010, the Investment Manager owned approximately 53% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
30  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations, primarily Brazilian reais.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At April 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2010 was $128,274 representing 1.38% of net assets. Certain illiquid securities may be

--------------------------------------------------------------------------------
32  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


valued, in good faith, by management at fair value according to procedures approved, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES SOLD SHORT
The Fund may enter into short sales of securities that it concurrently holds or for which it holds no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities borrowed for the short sale at the lender's demand. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted in the Portfolio of Investments, if any. The collateral required is determined daily based on the market value of the securities sold short. At April 30, 2010, the Fund had no outstanding securities sold short.

The Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as an expense and shown in the Statement of Operations. During the six months ended April 30, 2010, the Fund had no dividend or interest expense related to securities sold short in the Statement of Operations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income,

--------------------------------------------------------------------------------
34  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At April 30, 2010, the Fund had no outstanding forward foreign currency contracts.

PORTFOLIO SWAP TRANSACTIONS
The Fund has entered into a portfolio swap transaction. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the contract, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket in return for a specified interest rate. The contract allows the Investment

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional reference security positions at its discretion.

The notional amounts of the swap transactions are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). See the Portfolio Swap Outstanding table following the Portfolio of Investments for additional information.

Portfolio swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Portfolio swaps are subject to the risk associated with the investment in the reference securities within the basket. The risk in the case of short portfolio swap transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities in the basket. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long portfolio swap transactions is limited to the current notional amount of the portfolio swap.

Portfolio swap transactions are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into portfolio swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty. At April 30, 2010, no collateral had been posted by either the Fund or the counterparty.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the

--------------------------------------------------------------------------------
36  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Unrealized
                                                      depreciation on
Equity contracts     N/A                      N/A     swap transactions      $22,990
-------------------------------------------------------------------------------------------
Total                                         N/A                            $22,990
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
                                      FORWARD FOREIGN
RISK EXPOSURE CATEGORY              CURRENCY CONTRACTS   SWAPS    TOTAL
------------------------------------------------------------------------------
Equity contracts                           $ --         $98,809  $98,809
------------------------------------------------------------------------------
Foreign exchange contracts                  699              --  $   699
------------------------------------------------------------------------------
Total                                      $699         $98,809  $99,508
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                     INCOME
-------------------------------------------------------------------------------
                                     FORWARD FOREIGN
RISK EXPOSURE CATEGORY             CURRENCY CONTRACTS    SWAPS     TOTAL
-------------------------------------------------------------------------------
Equity contracts                           $--         $(26,962) $(26,962)
-------------------------------------------------------------------------------
Foreign exchange contracts                  --               --  $     --
-------------------------------------------------------------------------------
Total                                      $--         $(26,962) $(26,962)
-------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At April 30, 2010, the Fund had no outstanding forward foreign currency contracts. The monthly average gross notional amount for these contracts was $4,000 for the six months ended April 30, 2010.

SWAPS
The gross notional amount of contracts outstanding was $10,000 at April 30, 2010. The monthly average gross notional amount for these contracts was

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

$10,000 for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.05% to 0.99% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the MSCI All Country World Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment will be made on Aug. 1, 2010 and cover the 24-month period beginning Aug. 1, 2008. The management fee for the six months ended April 30, 2010 was 1.05% of the Fund's average daily net assets.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $19.


--------------------------------------------------------------------------------
38  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $36,000 and $1,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $5,397 for Class A for the six months ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds***), were as follows:

Class A..............................................  1.55%
Class B..............................................  2.31
Class C..............................................  2.30
Class I..............................................  1.21
Class R2.............................................  2.00
Class R3.............................................  1.75
Class R4.............................................  1.51
Class R5.............................................  1.26


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..............................................  $402
Class B..............................................    51
Class C..............................................    22


The management fees and other Fund level expenses waived/reimbursed were $48,840.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds***), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:



--------------------------------------------------------------------------------
40  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Class A..............................................  1.55%
Class B..............................................  2.31
Class C..............................................  2.30
Class I..............................................  1.21
Class R2.............................................  2.01
Class R3.............................................  1.76
Class R4.............................................  1.51
Class R5.............................................  1.26


*** In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,841,824 and $4,128,590, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                         81,806          77,358
Converted from Class B*                          --           2,995
Reinvested distributions                      3,523              --
Redeemed                                    (47,845)        (88,344)
----------------------------------------------------------------------
Net increase (decrease)                      37,484          (7,991)
----------------------------------------------------------------------

CLASS B
Sold                                          7,411          10,919
Reinvested distributions                        309              --
Converted to Class A*                            --          (3,019)
Redeemed                                         --         (10,228)
----------------------------------------------------------------------
Net increase (decrease)                       7,720          (2,328)

----------------------------------------------------------------------


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS C
Sold                                          1,322           4,412
Reinvested distributions                        105              --
Redeemed                                         --          (3,982)
----------------------------------------------------------------------
Net increase (decrease)                       1,427             430
----------------------------------------------------------------------

CLASS R4
Sold                                          2,622           1,836
Reinvested distributions                        114              --
Redeemed                                         --            (154)
----------------------------------------------------------------------
Net increase (decrease)                       2,736           1,682
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $480,217 were on loan, secured by cash collateral of $502,067 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
42  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $393 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $2,857,657 and $2,680,539, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $1,407,944 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

  2016        2017
$577,229    $830,715


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional

--------------------------------------------------------------------------------
44  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates (including the Subadviser), and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent

--------------------------------------------------------------------------------
48  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. The Board further observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
50  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2010 SEMIANNUAL REPORT

THREADNEEDLE GLOBAL EXTENDED ALPHA FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. Threadneedle(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC). Threadneedle mutual funds are subadvised by Threadneedle International Limited, an affiliate of
                                Columbia Management.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6528 C (6/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        RiverSource Global Series, Inc.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date July 1, 2010


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 1, 2010